UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 56.9%

VALIC Co. I Blue Chip Growth Fund	555,461	$11,592,464
VALIC Co. I Dividend Value Fund	2,386,829	30,933,303
VALIC Co. I Large Cap Core Fund	730,189	8,762,268
VALIC Co. I Large Capital Growth Fund	641,031	10,083,412
VALIC Co. I Mid Cap Index Fund	912,430	24,863,712
VALIC Co. I Mid Cap Strategic Growth Fund	589,091	9,201,604
VALIC Co. I Nasdaq-100® Index Fund	1,250,737	17,460,285
VALIC Co. I Science & Technology Fund	832,524	24,318,016
VALIC Co. I Small Cap Special Values Fund	1,001,472	13,089,234
VALIC Co. I Stock Index Fund	1,257,032	51,010,376
VALIC Co. I Value Fund	688,443	12,405,734
VALIC Co. II Capital Appreciation Fund	1,096,261	20,368,538
VALIC Co. II Large Cap Value Fund	1,435,029	31,240,580
VALIC Co. II Mid Cap Growth Fund	939,168	9,147,495
VALIC Co. II Mid Cap Value Fund	894,576	18,204,618
VALIC Co. II Small Cap Growth Fund	414,076	8,298,075
VALIC Co. II Small Cap Value Fund	1,634,078	22,779,048

Total Domestic Equity Investment Companies (cost $306,777,486)		323,758,762

Domestic Fixed Income Investment Companies - 18.7%

VALIC Co. I Capital Conservation Fund	1,262,098	11,952,068
VALIC Co. I Government Securities Fund	555,522	5,666,321
VALIC Co. I Inflation Protected Fund	2,219,683	23,772,810
VALIC Co. II Core Bond Fund	1,382,189	14,637,384
VALIC Co. II High Yield Bond Fund	2,792,209	20,606,500
VALIC Co. II Strategic Bond Fund	2,790,643	29,859,884

Total Domestic Fixed Income Investment Companies (cost $109,875,247)		106,494,967

International Equity Investment Companies - 15.3%

VALIC Co. I Emerging Economies Fund	1,483,345	11,644,260
VALIC Co. I Foreign Value Fund	2,620,498	25,104,370
VALIC Co. I International Equities Index Fund	3,488,404	23,790,917
VALIC Co. I International Growth Fund	741,550	9,951,598
VALIC Co. II International Opportunities Fund	906,728	16,774,464

Total International Equity Investment Companies (cost $95,527,517)		87,265,609

International Fixed Income Investment Companies - 2.9%

VALIC Co. I International Government Bond Fund (cost $16,948,138)	1,445,618	16,335,488

Real Estate Investment Companies - 6.2%

VALIC Co. I Global Real Estate Fund (cost $35,945,124)	4,607,441	35,154,773

TOTAL INVESTMENTS (cost $565,073,512)	100.0%	569,009,599
Other assets less liabilities	0.0	104,400

NET ASSETS	100.0%	$569,113,999

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$569,009,599	$—	$—	$569,009,599

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.8%
Aerospace/Defense - 2.7%

Boeing Co.	7,857	$2,724,493

Airlines - 1.8%

Southwest Airlines Co.	33,844	1,848,221

Apparel Manufacturers - 0.8%

Michael Kors Holdings, Ltd.†	18,669	816,769

Applications Software - 7.9%

Microsoft Corp.	52,593	5,832,038
salesforce.com, Inc.†	15,856	2,263,602

		8,095,640

Auto/Truck Parts & Equipment-Original - 0.9%

Allison Transmission Holdings, Inc.	19,611	923,874

Banks-Super Regional - 1.0%

US Bancorp	18,925	1,030,656

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	7,318	328,066

Building Products-Wood - 1.4%

Masco Corp.	43,992	1,394,107

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	54,635	2,131,311

Chemicals-Diversified - 0.5%

Westlake Chemical Corp.	7,296	528,887

Commercial Services - 0.5%

CoStar Group, Inc.†	1,269	468,756

Commercial Services-Finance - 0.4%

Sabre Corp.	16,889	431,852

Computer Data Security - 1.7%

Fortinet, Inc.†	23,188	1,712,202

Computers - 4.9%

Apple, Inc.	28,109	5,019,705

Computers-Memory Devices - 1.6%

NetApp, Inc.	24,208	1,618,789

Containers-Paper/Plastic - 1.5%

Berry Global Group, Inc.†	30,147	1,516,997

Distribution/Wholesale - 1.6%

WW Grainger, Inc.	5,331	1,674,147

E-Commerce/Products - 5.4%

Amazon.com, Inc.†	3,259	5,508,264

E-Commerce/Services - 2.2%

Expedia Group, Inc.	14,551	1,757,615
TripAdvisor, Inc.†	7,652	490,187

		2,247,802

Electronic Components-Semiconductors - 3.3%

Intel Corp.	36,673	1,808,346
Texas Instruments, Inc.	6,911	690,063
Xilinx, Inc.	9,003	832,597

		3,331,006

Electronic Forms - 2.3%

Adobe, Inc.†	9,380	2,353,348

Finance-Credit Card - 11.3%

Alliance Data Systems Corp.	7,370	1,476,653
American Express Co.	21,985	2,468,256
Discover Financial Services	13,899	990,999
Mastercard, Inc., Class A	13,915	2,797,889
Visa, Inc., Class A	26,821	3,800,804

		11,534,601

Finance-Investment Banker/Broker - 0.7%

Evercore, Inc., Class A	8,900	734,784

Food-Confectionery - 0.6%

Hershey Co.	5,440	589,152

Food-Retail - 0.7%

Sprouts Farmers Market, Inc.†	30,357	698,818

Food-Wholesale/Distribution - 0.8%

Sysco Corp.	12,952	872,965

Footwear & Related Apparel - 0.7%

Deckers Outdoor Corp.†	5,293	705,239

Insurance-Multi-line - 1.2%

Allstate Corp.	13,683	1,220,387

Insurance-Property/Casualty - 1.2%

Progressive Corp.	18,085	1,198,855

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	5,953	837,051

Internet Infrastructure Software - 1.3%

F5 Networks, Inc.†	7,535	1,295,794

Internet Security - 1.4%

Palo Alto Networks, Inc.†	8,371	1,447,764

Medical Instruments - 1.2%

Edwards Lifesciences Corp.†	3,678	595,873
Intuitive Surgical, Inc.†	1,244	660,402

		1,256,275

Medical-Biomedical/Gene - 3.8%

Amgen, Inc.	9,692	2,018,359
Celgene Corp.†	26,307	1,899,892

		3,918,251

Medical-Drugs - 7.0%

AbbVie, Inc.	27,839	2,624,383
Eli Lilly & Co.	23,155	2,747,109
Jazz Pharmaceuticals PLC†	4,632	700,358
Zoetis, Inc.	11,660	1,094,524

		7,166,374

Medical-HMO - 1.8%

Cigna Corp.	8,470	1,892,029

Medical-Hospitals - 0.7%

HCA Healthcare, Inc.	5,034	724,846

Oil Companies-Exploration & Production - 1.6%

EOG Resources, Inc.	11,441	1,181,969
Pioneer Natural Resources Co.	3,177	469,402

		1,651,371

Radio - 0.9%

Sirius XM Holdings, Inc.#	143,513	894,086

Real Estate Investment Trusts - 2.7%

Douglas Emmett, Inc.	25,793	952,277
Essex Property Trust, Inc.	7,111	1,866,709

		2,818,986

Retail-Apparel/Shoe - 2.0%

Burlington Stores, Inc.†	6,867	1,138,274
Lululemon Athletica, Inc.†	7,254	961,518

		2,099,792

Retail-Auto Parts - 1.9%

AutoZone, Inc.†	565	457,125
O’Reilly Automotive, Inc.†	4,366	1,514,041

		1,971,166

Retail-Discount - 1.5%

Walmart, Inc.	15,830	1,545,800

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	6,691	378,911

Retail-Major Department Stores - 0.5%

Nordstrom, Inc.#	10,466	553,337

Shipbuilding - 1.0%

Huntington Ingalls Industries, Inc.	4,569	984,620

Transport-Rail - 1.8%

Genesee & Wyoming, Inc., Class A†	21,795	1,815,088

Web Portals/ISP - 4.5%

Alphabet, Inc., Class A†	1,064	1,180,668
Alphabet, Inc., Class C†	3,152	3,449,643

		4,630,311

Total Long-Term Investment Securities
(cost $92,033,184)		101,141,545

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $595,519)	595,519	595,519

TOTAL INVESTMENTS
(cost $92,628,703)	99.4%	101,737,064
Other assets less liabilities	0.6	582,942

NET ASSETS	100.0%	$102,320,006

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2018.
(2)

At November 30, 2018, the Fund had loaned securities with a total value of $2,137,666. This was secured by collateral of $595,519, which was received in cash and subsequently invested in short-term investments currently valued at $595,519 as reported in the Portfolio of Investments. Additional collateral of $1,599,768 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	12/06/2018 to 04/04/2019	$93,467
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	1,506,301

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$101,141,545	$—	$—	$101,141,545
Short-Term Investment Securities	595,519	—	—	595,519

Total Investments at Value	$101,737,064	$—	$—	$101,737,064

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 30.1%

VALIC Co. I Blue Chip Growth Fund	76,481	$1,596,162
VALIC Co. I Dividend Value Fund	1,010,063	13,090,417
VALIC Co. I Large Cap Core Fund	197,475	2,369,702
VALIC Co. I Large Capital Growth Fund	102,531	1,612,809
VALIC Co. I Mid Cap Index Fund	269,246	7,336,964
VALIC Co. I Mid Cap Strategic Growth Fund	105,040	1,640,731
VALIC Co. I Nasdaq-100® Index Fund	460,355	6,426,552
VALIC Co. I Science & Technology Fund	280,678	8,198,593
VALIC Co. I Small Cap Special Values Fund	472,436	6,174,743
VALIC Co. I Stock Index Fund	383,091	15,545,820
VALIC Co. I Value Fund	177,437	3,197,418
VALIC Co. II Capital Appreciation Fund	268,561	4,989,871
VALIC Co. II Large Cap Value Fund	438,524	9,546,658
VALIC Co. II Mid Cap Growth Fund	170,377	1,659,470
VALIC Co. II Mid Cap Value Fund	226,139	4,601,929
VALIC Co. II Small Cap Growth Fund	80,930	1,621,843
VALIC Co. II Small Cap Value Fund	489,864	6,828,701

Total Domestic Equity Investment Companies
(cost $94,276,973)		96,438,383

Domestic Fixed Income Investment Companies - 55.6%

VALIC Co. I Capital Conservation Fund	1,696,012	16,061,233
VALIC Co. I Government Securities Fund	792,988	8,088,478
VALIC Co. I Inflation Protected Fund	1,242,824	13,310,643
VALIC Co. II Core Bond Fund	3,510,966	37,181,129
VALIC Co. II High Yield Bond Fund	3,448,984	25,453,501
VALIC Co. II Strategic Bond Fund	7,276,255	77,855,929

Total Domestic Fixed Income Investment Companies
(cost $184,243,203)		177,950,913

International Equity Investment Companies - 6.3%

VALIC Co. I Emerging Economies Fund	211,742	1,662,178
VALIC Co. I Foreign Value Fund	578,932	5,546,166
VALIC Co. I International Equities Index Fund	934,296	6,371,896
VALIC Co. I International Growth Fund	181,684	2,438,192
VALIC Co. II International Opportunities Fund	223,808	4,140,454

Total International Equity Investment Companies
(cost $22,450,224)		20,158,886

International Fixed Income Investment Companies - 5.2%

VALIC Co. I International Government Bond Fund (cost $17,260,431)	1,472,060	16,634,278

Real Estate Investment Companies - 2.8%

VALIC Co. I Global Real Estate Fund (cost $9,256,913)	1,193,692	9,107,871

TOTAL INVESTMENTS
(cost $327,487,744)	100.0%	320,290,331
Liabilities in excess of other assets	(0.0)	(1,767)

NET ASSETS	100.0%	$320,288,564

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$320,290,331	$—	$—	$320,290,331

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.2%
Diversified Financial Services - 2.2%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$ 150,000	$149,623
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	166,927
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	850,000	838,198
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,328,182
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,235,148
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,014,836
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	999,206
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,002,846
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,638,022	1,609,629
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,530,984
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	147,981
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	150,000	149,375
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	754,000	734,874
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	5,692	5,627
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,741,171
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,447,366	1,461,218
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.01% (1 ML+0.70%) due 06/15/2034*(1)	300,000	299,247
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	2,256,000	2,217,576
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	400,000	398,200
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	1,023,000	1,006,215
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	975,283
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	60,803
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	995,706
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,321,779
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,317,461
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	325,680	322,455
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,188,300
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	828,670
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	124,937
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	297,867
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	501,054
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	196,319

Total Asset Backed Securities (cost $30,882,821)		30,167,697

U.S. CORPORATE BONDS & NOTES - 31.2%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	563,000	557,206

Aerospace/Defense - 0.1%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,622,000	1,617,685

Aerospace/Defense-Equipment - 0.5%

Harris Corp. Senior Notes 4.40% due 06/15/2028	2,332,000	2,300,463
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	848,000	843,862
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	459,000
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	821,000	761,477
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,019,000	996,815
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	799,000	789,243
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	1,296,000	1,268,966

		7,419,826

Airlines - 0.0%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	37,452	37,587
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	481,461	482,063

		519,650

Applications Software - 0.0%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	549,000	546,255

Auto-Cars/Light Trucks - 0.9%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,545,000	2,510,661
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	1,595,000	1,521,722
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	852,000	838,537
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	1,406,000	1,401,073
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	3,107,000	2,999,248
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,619,000	1,539,245
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	1,787,000	1,769,044

		12,579,530

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	709,000	682,412
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	790,000	752,475

		1,434,887

Banks-Commercial - 1.8%

Associated Bank NA Senior Notes 3.50% due 08/13/2021	1,439,000	1,427,146
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	5,257,000	5,320,581
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	499,711
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,554,958
Discover Bank Sub. Notes 4.68% due 08/09/2028	938,000	923,667
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,421,000	3,402,633
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	973,499
KeyBank NA Senior Notes 3.35% due 06/15/2021	694,000	691,472
Regions Bank Senior Notes 3.37% due 08/13/2021	1,878,000	1,867,000
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	3,523,000	4,423,655
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	1,608,000	1,523,048
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,201,000	1,189,949
ZB NA Senior Notes 3.50% due 08/27/2021	676,000	672,987

		24,470,306

Banks-Super Regional - 0.8%

Citibank NA Senior Notes 2.13% due 10/20/2020	2,073,000	2,020,906
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,239,852
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	4,047,000	3,790,813
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	2,100,000	2,027,623
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	2,196,000	2,157,465

		11,236,659

Batteries/Battery Systems - 0.1%

Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*#	625,000	587,500
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	528,000	514,800

		1,102,300

Beverages-Non-alcoholic - 0.2%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	759,000	747,655
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	1,962,000	1,926,376

		2,674,031

Brewery - 0.6%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	1,461,000	1,378,248
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	613,000	576,635
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	3,256,000	3,026,674
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,989,000	1,948,719
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	966,000	866,695

		7,796,971

Broadcast Services/Program - 0.3%

Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	1,419,000	1,387,040
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	1,565,000	1,516,436
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,040,000	973,700

		3,877,176

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	2,379,000	1,814,217
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	625,000	609,375

		2,423,592

Building & Construction-Misc. - 0.1%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	649,000	626,285
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,000,000	942,500

		1,568,785

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	985,000	945,600

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	897,000	787,117
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	600,000	550,500

		1,337,617

Cable/Satellite TV - 0.9%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	858,000	868,725
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	336,181

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	412,650
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	263,000	265,301
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	181,000	164,859
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	702,000	653,806
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	614,592
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	2,130,000	2,115,709
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	403,000	362,078
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,652,000	1,616,330
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	1,411,000	1,373,910
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,120,000	2,033,186
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	970,000	848,750

		11,666,077

Casino Services - 0.1%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*#	855,000	827,212

Cellular Telecom - 0.5%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,747,000	3,942,593
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	2,980,000	2,961,375

		6,903,968

Chemicals-Diversified - 0.4%

Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	1,297,000	1,299,770
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	3,580,000	3,628,267

		4,928,037

Chemicals-Fibers - 0.1%

Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	800,000	732,000

Chemicals-Specialty - 0.1%

Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,005,000	904,500
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	507,000	633,216

		1,537,716

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,029,000	1,010,992

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	117,000	94,191

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,412,000	1,351,155

Commercial Services-Finance - 0.1%

Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	205,000	202,309
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	962,000	916,305

		1,118,614

Computer Services - 0.5%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,449,000	1,340,325
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	4,010,000	3,945,106
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022#	1,913,000	1,844,219

		7,129,650

Computer Software - 0.0%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	640,000	540,800

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	995,000	987,926
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	596,444
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,616,000	2,822,159
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	50,000	48,272

		4,454,801

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	834,000	514,995
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	825,000	804,375

		1,319,370

Consumer Products-Misc. - 0.0%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	725,000	656,125

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	583,000	623,810
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	726,000	695,145

		1,318,955

Containers-Paper/Plastic - 0.1%

Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	725,000	650,687
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	449,000	450,123

		1,100,810

Cosmetics & Toiletries - 0.1%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	895,000	787,600
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	734,000	671,610

		1,459,210

Data Processing/Management - 0.1%

Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	1,061,000	1,046,365

Diagnostic Equipment - 0.1%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	790,000	760,375

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	835,000	778,637

Diversified Banking Institutions - 2.7%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	1,997,000	1,957,949
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	1,703,000	1,685,343
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	4,333,000	4,136,557
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,549,000	1,687,600
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,466,000	1,405,563
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,160,000	3,050,547
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	1,141,000	1,088,764
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	595,000	546,892
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	573,000	620,031
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,702,000	1,630,845
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	2,295,000	2,004,115
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,733,000	1,671,395
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,073,000	2,367,656
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	2,401,000	2,351,796
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,145,000	1,910,633
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	8,382,000	8,489,036

		36,604,722

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	1,255,000	1,206,403
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	2,847,000	2,778,197

		3,984,600

Electric-Generation - 0.0%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	361,000	362,934

Electric-Integrated - 2.2%

Ameren Illinois Co. 1st Mtg. Bonds 4.50% due 03/15/2049	1,431,000	1,440,161
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	1,221,000	1,216,921
Consumers Energy Co. 1st Mtg. Notes 4.35% due 04/15/2049	998,000	986,803
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,345,000	1,413,634
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.95% due 11/15/2028	1,457,000	1,463,568
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	938,000	917,636
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,341,000	1,300,243
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	723,000	718,398
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,535,000	1,468,958
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	1,627,000	1,564,073
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,655,000	4,612,954
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	864,000	840,382
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,539,000	1,381,465
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	1,076,000	1,072,356
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	1,480,000	1,487,217
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	1,445,000	1,191,659
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,482,000	1,471,315
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,018,000	978,710
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	674,000	638,524
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,303,000	2,244,732
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	1,016,000	906,439
Tucson Electric Power Co. Senior Bonds 4.85% due 12/01/2048	985,000	990,230

		30,306,378

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 2.45% due 07/29/2020	1,762,000	1,745,475

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	150,000	151,477
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,860,000	2,815,023

		2,966,500

Electronic Parts Distribution - 0.1%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,200,000	1,161,222

Electronic Security Devices - 0.0%

Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	436,000	406,256

Energy-Alternate Sources - 0.1%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	997,000	969,582

Enterprise Software/Service - 0.3%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	1,025,000	1,033,969
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	669,000	665,655
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,073,000	1,980,285

		3,679,909

Finance-Consumer Loans - 0.3%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	807,400
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	450,000	408,375
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,133,000	844,085
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	925,000	870,656
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	560,000	526,400

		3,456,916

Finance-Credit Card - 0.4%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	810,000
American Express Co. Senior Notes 2.50% due 08/01/2022	2,406,000	2,294,623
American Express Co. Senior Notes 4.20% due 11/06/2025	863,000	864,602
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	1,067,000	969,065

		4,938,290

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	870,000	754,103
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,085,000	1,028,037

		1,782,181

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,099,100

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	2,230,000	2,185,798
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	951,000	911,583
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	709,000	683,781

		3,781,162

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	553,000	525,223

Food-Misc./Diversified - 0.3%

Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,552,000	1,542,487
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,328,000	1,331,999
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,582,000	1,568,820

		4,443,306

Food-Retail - 0.1%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,181,000	1,054,042

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	675,000	631,901
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)	5,223	93

		631,994

Hotels/Motels - 0.1%

Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	630,000	615,321
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	824,000	760,222

		1,375,543

Independent Power Producers - 0.1%

NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	730,000	691,675

Insurance Brokers - 0.1%

Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	877,000	831,161

Insurance-Life/Health - 0.1%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	491,000	432,595
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,214,000	908,495

		1,341,090

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	794,000	889,689
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,603,000	2,597,062

		3,486,751

Insurance-Mutual - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	861,819
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,468,000	2,406,607

		3,268,426

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,453,000	1,421,549
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	645,000	641,775

		2,063,324

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	801,000

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	800,000	816,000

Investment Companies - 0.0%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	622,000	609,560

Machinery-Construction & Mining - 0.3%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	977,000	937,241
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	713,000	709,486
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,495,000	1,480,652
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	640,000	588,992

		3,716,371

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,776,000	1,767,195

Machinery-Farming - 0.3%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,397,000	2,370,443
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,190,000	1,164,940
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	774,000	774,851

		4,310,234

Machinery-General Industrial - 0.2%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	2,458,000	2,397,910

Machinery-Thermal Process - 0.0%

Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	480,000	475,200

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	630,000	644,301

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,691,000	1,676,649

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,645,000	1,568,031
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	938,000	926,275
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,811,000	1,726,443
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,583,840
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,224,308

		7,028,897

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	974,000	944,356
Celgene Corp. Senior Notes 4.55% due 02/20/2048	869,000	752,510

		1,696,866

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	1,102,000	1,003,536
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,122,000	1,110,183
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021#	770,000	768,377

		2,882,096

Medical-Generic Drugs - 0.0%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	686,000	663,385

Medical-HMO - 0.6%

Centene Corp. Senior Notes 4.75% due 01/15/2025	375,000	372,656
Halfmoon Parent, Inc. Senior Sec. Notes 4.80% due 08/15/2038*	1,273,000	1,224,958
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*	1,254,000	1,193,866
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	4,976,000	4,769,466
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	825,000	821,374

		8,382,320

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	516,848
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,325,000	1,333,281
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	550,000	565,125

		2,415,254

Medical-Wholesale Drug Distribution - 0.0%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	488,000	497,488

Metal Processors & Fabrication - 0.1%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	205,150
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	739,000	731,610

		936,760

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	715,000	665,844

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,200,000	1,104,000

Multimedia - 0.1%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	657,000	615,938
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	968,000	855,112

		1,471,050

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,259,000	4,159,671

Office Supplies & Forms - 0.2%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	2,102,000	2,094,304

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,462,000	1,555,416
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	635,000	611,188
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	625,000	590,625
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,566,000	1,530,973
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	669,000	687,397
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	765,000	596,700
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,681,000	1,470,818

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,011,000	917,482
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	565,000	570,650
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	802,000	865,700
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	682,000	679,443
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	925,000	847,531
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	383,000	95,750
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026#	550,000	554,125
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	719,000	701,025

		12,274,823

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,106,000	1,056,881
Chevron Corp. Senior Notes 3.19% due 06/24/2023	3,226,000	3,168,800

		4,225,681

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	690,000	665,850

Oil Refining & Marketing - 0.0%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	116,000	115,130

Oil-Field Services - 0.2%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	423,000	418,770
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	950,000	786,125
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	385,000	380,187
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,170,000	933,075
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	527,000	514,484

		3,032,641

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,216,000	2,206,177
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,700,000	2,697,642
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	679,000	699,526

		5,603,345

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,023,000	1,004,100

Pharmacy Services - 0.2%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,084,000	1,988,207
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	494,897	487,177
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	250,407	263,426
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	437,662	466,332

		3,205,142

Pipelines - 1.4%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	1,913,000	1,725,162
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	850,000	823,437
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	248,903
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,116,000	1,050,548

Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	595,000	580,869
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	764,000	780,545
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	839,000	765,847
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	213,000	161,926
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	400,000	350,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	470,625
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	677,000	668,537
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	1,290,000	1,278,409
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	783,000	869,172
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	596,000	606,986
MPLX LP Senior Notes 4.00% due 03/15/2028	999,000	924,877
MPLX LP Senior Notes 4.80% due 02/15/2029	680,000	668,777
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,107,000	1,090,395
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	937,000	894,835
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	217,000	201,810
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	765,000	742,050
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	485,000	420,007
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	1,161,000	1,108,111
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	2,202,000	2,143,534
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,073,000	1,054,684

		19,630,046

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,000,000	947,500

Publishing-Books - 0.0%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	725,000	592,688

Quarrying - 0.1%

Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*#	1,260,000	1,039,500

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	474,000	460,870

Real Estate Investment Trusts - 1.2%

Boston Properties LP Senior Notes 4.50% due 12/01/2028	2,044,000	2,037,586
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	616,000	595,980
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	464,000	451,728
ERP Operating LP Senior Notes 4.15% due 12/01/2028	985,000	984,222
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,205,000	1,152,281
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	650,000	586,625
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	445,000	400,500

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	595,080
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	665,000	587,694
iStar, Inc. Senior Notes 5.25% due 09/15/2022	639,000	610,245
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	285,113
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	618,000	529,089
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	747,650
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	473,000	446,819
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	800,000	759,011
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	1,595,000	1,619,158
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,220,000	1,137,650
UDR, Inc. Company Guar. Notes 3.50% due 01/15/2028	542,000	503,236
UDR, Inc. Company Guar. Notes 4.40% due 01/26/2029	1,377,000	1,369,978
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	659,000	611,671
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	828,000	823,858

		16,835,174

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	948,640
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*	674,000	662,324
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	1,100,000	988,625

		2,599,589

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	890,000	845,500

Rental Auto/Equipment - 0.2%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	745,000	666,775
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	718,000	664,150
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	701,000	703,629

		2,034,554

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	692,000	672,970

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	1,307,000	1,213,324
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	675,000	632,813

		1,846,137

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	1,036,000	1,035,363

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	2,675,000	2,580,503

Retail-Leisure Products - 0.1%

Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*#	922,000	889,914

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	3,083,000	3,021,454

Retail-Office Supplies - 0.1%

Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,257,000	1,112,445

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	487,000	478,478

Retail-Restaurants - 0.1%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	336,000	318,360

Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	378,000	378,000
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,364,000	1,275,032

		1,971,392

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	781,000	728,283

Savings & Loans/Thrifts - 0.5%

First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,152,000	2,237,509
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,037,000	2,227,373
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,680,000	2,683,544

		7,148,426

Security Services - 0.1%

ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	964,000	898,930

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	1,411,000	1,343,262

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#	536,000	439,520
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	720,000	685,800
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	525,000	495,847

		1,621,167

Telecommunication Equipment - 0.0%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	465,000	465,000

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	3,419,000	3,027,089
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	3,359,000	3,050,031
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#	1,607,000	1,611,018
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#	1,000,000	582,500
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024#	1,225,000	704,375
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	451,000	427,489
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	4,296,000	4,415,752

		13,818,254

Television - 0.2%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	799,000	854,930
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	1,466,000	1,414,583
Gray Escrow, Inc. Senior Notes 7.00% due 05/15/2027*	475,000	482,172
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	552,000	528,540
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	118,000	114,755

		3,394,980

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.35% due 02/15/2024	2,053,000	2,052,709

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,068,000	1,026,637

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	658,000	635,967
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	1,435,000	1,366,741

		2,002,708

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	835,000	704,218
FedEx Corp. Company Guar. Notes 4.95% due 10/17/2048#	776,000	751,850

		1,456,068

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,714,000	1,667,808

Total U.S. Corporate Bonds & Notes (cost $442,381,504)		427,358,274

FOREIGN CORPORATE BONDS & NOTES - 9.0%
Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	560,000	554,260
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	583,000	591,745
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	1,330,000	1,278,968

		2,424,973

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,230,496

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	985,000	853,798
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	3,752,000	3,698,380

		4,552,178

Banks-Commercial - 1.3%

AIB Group PLC Senior Notes 4.75% due 10/12/2023*	2,397,000	2,355,703
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	721,309
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,416,000	2,359,880
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,070,724
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,407,000	1,344,135
ING Groep NV Senior Notes 4.63% due 01/06/2026*	763,000	759,765
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	921,000	742,945
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*#	1,662,000	1,459,946
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	2,013,000	1,997,520
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	1,032,000	1,027,409
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,445,000	1,411,367
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	916,000	911,764
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#	1,061,000	1,056,458

		17,218,925

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	892,163

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	616,000	578,270

Cable/Satellite TV - 0.3%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,390,000	1,306,600
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	210,700
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,485,000	1,202,850
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	730,000	700,800
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	501,000	480,649

		3,901,599

Cellular Telecom - 0.1%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	817,000	757,768
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	584,512
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	571,000	557,061

		1,899,341

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	893,320
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	1,085,000	1,009,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	715,000	630,987

		2,533,357

Chemicals-Specialty - 0.0%

Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*#	675,000	648,000

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	1,085,000	1,000,906

Containers-Paper/Plastic - 0.0%

Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	675,000	676,687

Diversified Banking Institutions - 1.6%

Banco Santander SA Senior Notes 3.85% due 04/12/2023	800,000	770,847
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	1,576,000	1,524,653
Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*	1,187,000	1,172,129
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	965,000	950,822
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,759,000	1,712,361
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.76% due 07/26/2023	2,017,000	2,013,430
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	442,000	437,250
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	5,792,000	5,737,189
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	559,237
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	429,399
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	816,000	794,359
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030	1,305,000	1,246,587
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	2,337,000	2,268,030
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	264,314
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	2,983,000	2,526,225

		22,406,832

Diversified Financial Services - 0.2%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,421,000	2,302,377

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,165,000	2,137,147

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	695,896

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 4.88% due 09/21/2038*	2,080,000	1,881,518
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	593,000	527,786
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	312,000	302,668

		2,711,972

Electric-Integrated - 0.3%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	1,831,000	1,717,289

Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,426,000	2,089,380
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	410,000	377,930

		4,184,599

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	606,000	597,799

Food-Meat Products - 0.1%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	207,000	200,273
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	877,372

		1,077,645

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	605,000	617,282
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*	670,000	667,822

		1,285,104

Gold Mining - 0.0%

Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	711,000	613,238

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	1,376,000	1,253,073

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	911,000	925,950

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	491,000	491,027

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,353,000	1,243,361
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	940,000	940,000

		2,183,361

Machinery-Pumps - 0.1%

Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	890,000	861,559

Medical-Drugs - 0.4%

Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,470,363
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	962,000	900,153
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	2,930,000	2,954,693

		5,325,209

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	270,655
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	320,000	296,000
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	660,000	660,825

		1,227,480

Oil & Gas Drilling - 0.2%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	377,000	329,875
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	702,000	654,615
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	615,000	576,563
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	891,000	896,702

		2,457,755

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	628,000	728,122
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023#	1,350,000	1,368,260
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	939,000	957,780
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020	1,500,000	1,477,848

		4,532,010

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,041,000	1,027,183
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,423,000	1,268,651
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	1,400,000	1,355,200
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029*	543,000	498,908
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	1,400,000	1,224,300
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	2,075,000	1,717,063
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	650,000	716,461

		7,807,766

Oil-Field Services - 0.0%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	679,000	556,780

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	420,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	179,000	174,525

		595,275

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	1,105,000	1,074,612

Satellite Telecom - 0.3%

Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	835,000	814,125
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,430,000	1,261,975
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	631,000	624,753
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	769,000	820,908

		3,521,761

Security Services - 0.0%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	675,000	615,938

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,399,000	2,347,476
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,680,000	1,693,306

		4,040,782

Telephone-Integrated - 0.5%

British Telecommunications PLC Senior Notes 5.13% due 12/04/2028	1,307,000	1,303,558
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038#	3,498,000	3,428,040
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,833,000	1,619,482
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	859,000	776,512

		7,127,592

Transport-Equipment & Leasing - 0.0%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	650,000	647,562

Transport-Rail - 0.2%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,087,000	1,071,288
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	574,000	648,350
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,600,000	1,642,195

		3,361,833

Total Foreign Corporate Bonds & Notes (cost $130,490,025)		124,176,829

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Banks-Special Purpose - 0.2%

Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	2,300,000	2,354,487

Sovereign - 3.6%

Abu Dhabi Government Senior Notes 3.13% due 10/11/2027	1,600,000	1,489,773
Dominican Republic Senior Bonds 7.45% due 04/30/2044	2,100,000	2,132,550
Government of Egypt Senior Notes 7.50% due 01/31/2027	1,400,000	1,348,424
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,600,000	1,290,816
Lebanese Republic Senior Notes 6.38% due 03/09/2020	300,000	283,582
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	900,000	888,300
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024#	1,500,000	1,512,765
Republic of Argentina Senior Notes 6.88% due 04/22/2021	1,100,000	1,037,850
Republic of Argentina Senior Notes 6.88% due 01/26/2027	300,000	241,653
Republic of Argentina Senior Notes 8.28% due 12/31/2033	2,032,955	1,720,917
Republic of Chile Senior Notes 3.24% due 02/06/2028	2,073,000	1,953,802
Republic of Chile Senior Notes 3.25% due 09/14/2021	800,000	797,744
Republic of Colombia Senior Notes 8.13% due 05/21/2024	2,600,000	3,034,200
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023	1,600,000	1,428,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,850,000	1,933,250
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	695,000	650,577
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,150,000	1,115,787
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	1,270,000	1,204,403
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	1,700,000	1,674,621
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	500,000	527,455
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	1,110,000	980,685
Republic of Nigeria Senior Notes 8.75% due 01/21/2031*	1,700,000	1,646,875
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,800,000	1,795,500
Republic of Peru Senior Notes 8.75% due 11/21/2033	700,000	1,006,250
Republic of Poland Senior Notes 5.13% due 04/21/2021	700,000	727,125
Republic of Senegal Bonds 6.25% due 05/23/2033	1,200,000	1,010,592
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	750,000	617,813
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	1,500,000	1,509,810
Republic of South Africa Senior Notes 5.65% due 09/27/2047	1,500,000	1,283,010
Republic of South Africa Senior Notes 5.88% due 09/16/2025	1,900,000	1,889,246
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	1,900,000	1,691,028
Republic of Turkey Senior Notes 6.88% due 03/17/2036	350,000	307,269
Republic of Turkey Senior Notes 7.00% due 06/05/2020	475,000	478,301
Republic of Turkey Senior Bonds 11.88% due 01/15/2030	900,000	1,161,000
State of Qatar Senior Notes 4.50% due 01/20/2022	1,500,000	1,532,883

Sultanate of Oman Senior Notes 4.75% due 06/15/2026	1,750,000	1,575,350
Sultanate of Oman Senior Notes 6.75% due 01/17/2048	1,600,000	1,396,000
United Mexican States Senior Bonds 3.63% due 03/15/2022	1,650,000	1,621,719
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	950,400

		49,447,325

Total Foreign Government Obligations (cost $55,005,450)		51,801,812

U.S. GOVERNMENT AGENCIES - 35.9%
Federal Home Loan Mtg. Corp. - 10.6%

2.50% due 01/01/2028	644,767	629,621
2.50% due 04/01/2028	1,355,030	1,323,207
2.50% due 03/01/2031	813,794	784,388
2.50% due 10/01/2032	4,376,097	4,217,505
3.00% due 08/01/2027	274,781	272,610
3.00% due 10/01/2042	1,405,680	1,352,208
3.00% due 11/01/2042	1,143,994	1,100,348
3.00% due 02/01/2043	1,407,388	1,344,608
3.00% due 04/01/2043	1,635,804	1,571,943
3.00% due 05/01/2043	571,238	549,041
3.00% due 08/01/2043	5,861,135	5,632,686
3.00% due 07/01/2045	10,354,925	9,902,317
3.00% due 10/01/2045	6,158,352	5,884,147
3.00% due 08/01/2046	10,388,134	9,914,299
3.50% due 01/01/2032	4,731,001	4,750,444
3.50% due 03/01/2042	4,163,122	4,118,930
3.50% due 04/01/2042	1,743,692	1,725,185
3.50% due 08/01/2042	1,355,158	1,340,776
3.50% due 09/01/2043	1,324,393	1,310,063
3.50% due 03/01/2045	1,226,388	1,208,365
3.50% due 07/01/2045	7,834,724	7,715,169
3.50% due 08/01/2045	2,266,389	2,231,793
3.50% due 11/01/2045	4,315,834	4,249,947
3.50% due 01/01/2046	2,614,960	2,574,771
3.50% due 03/01/2046	6,583,540	6,481,678
3.50% due 11/01/2047	13,244,050	12,994,412
3.50% due 03/01/2048	10,025,601	9,855,320
4.00% due 03/01/2023	50,426	51,390
4.00% due 09/01/2040	1,328,382	1,348,793
4.00% due 07/01/2044	93,669	94,474
4.00% due 10/01/2045	3,474,582	3,500,855
4.00% due 01/01/2046	745,306	753,407
4.50% due 02/01/2019	879	895
4.50% due 12/01/2039	522,007	542,052
4.50% due 07/01/2044	1,294,421	1,335,289
4.50% due 05/01/2048	6,898,218	7,096,261
5.00% due 10/01/2033	990	1,040
5.00% due 07/01/2040	574,385	605,861
5.00% due 11/01/2043	2,925,260	3,102,790
5.50% due 11/01/2032	8,256	8,912
5.50% due 07/01/2034	26,500	28,595
5.50% due 02/01/2035	35,768	37,993
5.50% due 07/01/2035	1,016	1,098
5.50% due 01/01/2036	166,110	179,111
5.50% due 05/01/2037	30,535	32,957
6.00% due 07/01/2035	80,753	87,348
6.00% due 03/01/2040	146,341	160,679
6.50% due 02/01/2036	12,201	13,541
6.50% due 09/01/2036	315	346
6.50% due 05/01/2037	34,246	38,226
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	161,835	166,426
4.22% (12 ML+1.89%) due 11/01/2037	1,325,417	1,396,019
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,826,470	3,751,126
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	3,889,896
Series 3820, Class DA 4.00% due 11/15/2035(2)	2,005,255	2,018,669
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.49% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	916,315	96,517
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.48% (1 ML+1.20%) due 08/25/2029(2)	2,129,292	2,138,449
Series 2015-DNA1, Class M2 4.13% (1 ML+1.85%) due 10/25/2027(2)	827,578	839,178
Series 2014-DN1, Class M2 4.48% (1 ML+2.20%) due 02/25/2024(2)	1,181,027	1,206,503
Series 2014-HQ2, Class M2 4.48% (1 ML+2.20%) due 09/25/2024(2)	2,791,144	2,853,141
Series 2015-HQ1, Class M2 4.52% (1 ML+2.20%) due 03/25/2025(2)	1,244	1,246
Series 2015-HQA1, Class M2 4.93% (1 ML+2.65%) due 03/25/2028(2)	391,731	397,499
Series 2016-HQA1, Class M2 5.03% (1 ML+2.75%) due 09/25/2028(2)	895,945	910,509
Series 2015-HQA2, Class M2 5.08% (1 ML+2.80%) due 05/25/2028(2)	567,943	580,118

		144,302,990

Federal National Mtg. Assoc. - 21.0%

2.50% due 02/01/2028	1,375,367	1,340,613
2.50% due 04/01/2028	351,464	342,586
2.50% due 08/01/2031	14,558,226	14,046,645
2.50% due 01/01/2032	2,500,094	2,412,240
3.00% due 04/01/2027	946,543	941,316
3.00% due 10/01/2027	162,230	161,332
3.00% due 01/01/2028	1,401,935	1,394,170
3.00% due 03/01/2030	2,631,186	2,605,288
3.00% due 10/01/2030	2,599,902	2,574,286
3.00% due 10/01/2032	7,979,931	7,881,488
3.00% due 03/01/2042	2,803,259	2,697,482
3.00% due 12/01/2042	2,571,950	2,475,059
3.00% due 05/01/2043	3,089,277	2,969,896
3.00% due 05/01/2046	3,669,527	3,502,801
3.00% due 08/01/2046	7,362,788	7,032,817
3.00% due 09/01/2046	1,675,524	1,599,395
3.00% due 01/01/2047	4,184,046	3,993,504
3.00% due 04/01/2047	10,317,959	9,847,881
3.50% due 08/01/2026	1,022,427	1,025,869
3.50% due 09/01/2026	918,086	921,176
3.50% due 08/01/2027	112,015	112,392
3.50% due 10/01/2028	2,188,198	2,203,321
3.50% due 03/01/2033	1,828,763	1,834,919
3.50% due 08/01/2033	5,298,715	5,316,551
3.50% due 12/01/2041	410,585	406,213
3.50% due 03/01/2042	565,609	559,587
3.50% due 08/01/2042	3,843,257	3,802,348
3.50% due 09/01/2042	537,189	531,469
3.50% due 02/01/2043	2,712,402	2,683,528
3.50% due 07/01/2045	1,682,156	1,656,443
3.50% due 08/01/2045	2,285,225	2,250,266
3.50% due 09/01/2045	492,725	485,187
3.50% due 10/01/2045	3,137,109	3,089,118
3.50% due 11/01/2045	7,101,790	6,988,748
3.50% due 12/01/2045	12,322,012	12,133,508
3.50% due 02/01/2046	2,088,491	2,056,327
3.50% due 03/01/2046	9,845,879	9,678,069
3.50% due 07/01/2046	6,394,037	6,296,226
3.50% due 01/01/2047	5,692,853	5,596,317
3.50% due 12/01/2047	6,498,235	6,385,118
3.50% due 04/01/2048	10,885,860	10,692,175
4.00% due 11/01/2025	75,781	77,281
4.00% due 09/01/2040	110,564	112,017
4.00% due 10/01/2040	218,182	221,049
4.00% due 12/01/2040	1,850,584	1,874,672
4.00% due 10/01/2041	1,202,298	1,218,102
4.00% due 11/01/2041	1,193,308	1,209,383
4.00% due 01/01/2043	2,134,602	2,162,903
4.00% due 10/01/2043	2,884,296	2,918,274
4.00% due 10/01/2044	3,727,068	3,756,731
4.00% due 02/01/2045	3,975,334	4,022,015
4.00% due 02/01/2046	2,754,091	2,772,914
4.00% due 06/01/2046	257,098	258,790
4.00% due 01/01/2047	4,532,243	4,560,718
4.00% due 05/01/2047	4,563,784	4,591,995
4.00% due 07/01/2047	16,134,629	16,233,538
4.00% due 08/01/2047	6,737,694	6,778,650
4.00% due 06/01/2048	13,159,988	13,269,090
4.50% due 10/01/2024	339,065	348,384
4.50% due 03/01/2025	501,125	514,938
4.50% due 06/01/2039	152,319	157,389
4.50% due 01/01/2040	357,053	368,086
4.50% due 02/01/2040	1,108,254	1,153,351
4.50% due 05/01/2040	306,565	318,894
4.50% due 11/01/2040	318,745	331,564
4.50% due 12/01/2040	299,438	311,477
4.50% due 05/01/2041	692,487	720,018
4.50% due 03/01/2042	3,070,549	3,188,310
4.50% due 08/01/2045	8,100,745	8,452,297
4.50% due 11/01/2047	5,028,946	5,175,125
4.50% due 06/01/2048	13,795,127	14,195,593
5.00% due 03/01/2020	973	1,006
5.00% due 06/01/2022	34,421	35,777
5.00% due 10/01/2024	179,336	185,524
5.00% due 09/01/2033	556,600	590,365
5.00% due 04/01/2040	287,345	300,665
5.00% due 05/01/2040	621,619	659,174
5.00% due 06/01/2040	2,661,048	2,819,470
5.00% due 07/01/2040	668,086	706,733
5.00% due 02/01/2045	1,608,969	1,706,239
5.50% due 12/01/2029	139,843	148,945
5.50% due 12/01/2033	27,930	30,062
5.50% due 07/01/2037	32,522	34,887
5.50% due 08/01/2037	1,307,434	1,405,812
5.50% due 06/01/2038	152,648	164,170
5.50% due 09/01/2039	533,494	574,090
6.00% due 08/01/2034	24,339	26,617
6.00% due 11/01/2035	33,272	35,818
6.00% due 06/01/2036	55,474	60,563
6.00% due 12/01/2036	95,288	104,202
6.00% due 07/01/2038	458,659	501,761
6.00% due 09/01/2038	254,136	277,815
6.00% due 11/01/2038	149,794	163,871
Federal National Mtg. Assoc. FRS 4.00% (12 ML+1.66%) due 07/01/2039	883,530	922,604
4.01% (12 ML+1.57%) due 05/01/2037	251,842	262,477
4.04% (6 ML+1.54%) due 09/01/2035	1,070,142	1,105,549
4.04% (12 ML+1.76%) due 05/01/2040	1,213,373	1,265,959
4.20% (1 Yr USTYCR+2.21%) due 10/01/2035	1,175,348	1,237,969
4.25% (1 Yr USTYCR+2.26%) due 11/01/2036	479,178	505,792
4.45% (12 ML+1.91%) due 08/01/2035	750,953	790,645

4.57% (12 ML+1.82%) due 10/01/2040	287,086	300,033
4.67% (12 ML+1.83%) due 10/01/2040	672,019	702,922
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	5,760,463	5,645,262
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,806,974	4,583,358
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,223,881	4,050,495
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.88% (1 ML+1.60%) due 01/25/2024(2)	185,246	185,902
Series 2013-C01, Class M1 4.28% (1 ML+2.00%) due 10/25/2023(2)	68	68

		287,889,823

Government National Mtg. Assoc. - 4.3%

3.00% due 02/20/2045	6,026,098	5,848,559
3.00% due 05/20/2045	1,488,933	1,438,927
3.00% due 07/20/2045	373,936	361,300
3.00% due 11/20/2045	3,182,011	3,073,168
3.00% due 12/20/2045	2,547,402	2,460,003
3.00% due 09/20/2047	4,624,458	4,454,879
3.50% due 03/20/2045	1,284,491	1,272,960
3.50% due 07/20/2045	631,817	626,145
3.50% due 03/20/2047	4,151,595	4,106,584
4.00% due 03/20/2044	796,599	812,614
4.00% due 07/20/2045	2,249,256	2,288,525
4.00% due 10/20/2045	7,998,293	8,158,837
4.00% due 05/20/2048	14,656,696	14,846,284
4.50% due 05/15/2039	609,635	642,279
4.50% due 04/20/2047	5,240,780	5,433,902
5.00% due 05/15/2034	179,060	190,279
5.00% due 01/15/2040	524,077	559,068
5.50% due 12/15/2039	696,546	752,658
6.00% due 10/15/2039	458,483	492,925
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,576,769

		59,396,665

Total U.S. Government Agencies (cost $506,328,229)		491,589,478

U.S. GOVERNMENT TREASURIES - 12.0%
United States Treasury Bonds - 4.3%

2.50% due 02/15/2045	1,189,000	1,018,964
2.50% due 05/15/2046	1,426,000	1,215,554
2.75% due 02/15/2028	1,250,000	1,224,121
2.75% due 08/15/2047	1,300,000	1,163,652
2.88% due 08/15/2028	9,851,000	9,733,250
3.00% due 05/15/2045	595,000	562,647
3.00% due 11/15/2045	3,015,000	2,848,468
3.00% due 05/15/2047	13,750,000	12,951,855
3.00% due 02/15/2048	4,756,000	4,473,427
3.00% due 08/15/2048#	3,500,000	3,292,051
3.13% due 11/15/2041	815,000	794,338
3.13% due 02/15/2042	1,908,000	1,857,915
3.13% due 08/15/2044	310,000	300,155
3.13% due 05/15/2048	11,291,200	10,884,099
3.63% due 08/15/2043	476,000	501,492
3.75% due 08/15/2041	37,000	39,797
3.88% due 08/15/2040	140,000	153,508
4.25% due 11/15/2040	713,000	823,515
4.38% due 05/15/2040	2,990,000	3,510,914
4.38% due 05/15/2041	452,000	531,365
4.63% due 02/15/2040	68,000	82,458
5.25% due 11/15/2028	375,000	446,265

		58,409,810

United States Treasury Notes - 7.7%

0.13% due 04/15/2019 TIPS(8)	298,409	294,699
0.13% due 04/15/2020 TIPS(8)	291,041	285,376
1.00% due 06/30/2019	32,500,000	32,204,199
1.38% due 12/31/2018	476,000	475,686
1.38% due 02/28/2019	3,865,000	3,855,455
1.63% due 12/31/2019	584,000	576,928
1.63% due 08/31/2022	5,000,000	4,782,617
1.88% due 01/31/2022	2,587,000	2,511,613
1.88% due 05/31/2022	1,425,000	1,378,910
2.00% due 11/15/2021	238,000	232,468
2.00% due 07/31/2022	492,000	477,413
2.00% due 11/15/2026	7,000,000	6,520,938
2.13% due 12/31/2021	473,000	463,115
2.25% due 12/31/2024	4,800,000	4,624,875
2.25% due 08/15/2027	4,202,000	3,963,175
2.25% due 11/15/2027	11,770,000	11,077,133
2.63% due 06/30/2023	2,100,000	2,079,656
2.75% due 06/30/2025	773,000	765,059
2.88% due 10/31/2023	12,000,000	12,011,250
2.88% due 04/30/2025	5,800,000	5,786,180
2.88% due 07/31/2025	2,104,000	2,097,918
3.00% due 09/30/2025	5,000,000	5,023,438
3.00% due 10/31/2025	3,300,000	3,316,113
3.38% due 11/15/2019	262,000	263,453

		105,067,667

Total U.S. Government Treasuries (cost $166,923,042)		163,477,477

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(5)(9) (cost $1)	79	65,828

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	483,578

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	44,505

Telecom Services - 0.1%

Qwest Corp. 6.13%	27,125	534,362

Total Preferred Securities (cost $1,356,414)		1,062,445

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.1%
Banks-Commercial - 0.2%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(10)	$2,388,000	2,483,520

Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	1,407,000	1,174,845

Banks-Super Regional - 0.1%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(10)	975,000	928,687
Wells Fargo Capital X 5.95% due 12/01/2086	381,000	396,240

		1,324,927

Diversified Banking Institutions - 0.8%

BAC Capital Trust XIII VRS Series F 4.00% due 12/21/2018(3)(10)	794,000	611,380
Bank of Nova Scotia 4.65% due 10/12/2022(10)	2,783,000	2,529,191
HSBC Holdings PLC 6.00% due 05/22/2027(10)	1,763,000	1,604,330
HSBC Holdings PLC 6.25% due 03/23/2023(10)	1,925,000	1,816,045
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(10)	2,241,000	1,993,089
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(10)	1,621,000	1,647,341
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(10)	425,000	418,625
Societe Generale SA 7.88% due 12/18/2023*#(10)	993,000	985,553

		11,605,554

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	695,000	699,379

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(4)(5)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	753,000	734,175

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	299,000	319,930

Insurance-Life/Health - 0.3%

Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	2,462,000	2,329,780
Prudential Financial, Inc. 4.50% due 09/15/2047#	574,000	507,990
Prudential Financial, Inc. 5.63% due 06/15/2043	849,000	852,184

		3,689,954

Insurance-Multi-line - 0.1%

Assurant, Inc. 7.00% due 03/27/2048	1,791,000	1,728,315

Pipelines - 0.2%

Energy Transfer Partners LP 6.25% due 02/15/2023(10)	1,086,000	955,680
EnLink Midstream Partners LP 6.00% due 12/15/2022(10)	926,000	741,215
Enterprise Products Operating LLC 5.25% due 08/16/2077	682,000	580,114
TransCanada Trust 5.30% due 03/15/2077	707,000	626,402
TransCanada Trust 5.63% due 05/20/2075	452,000	420,586

		3,323,997

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053	1,675,000	1,666,625

Total Preferred Securities/Capital Securities (cost $30,377,135)		28,751,236

Total Long-Term Investment Securities (cost $1,363,744,621)		1,318,451,076

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Registered Investment Companies - 5.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(11)	59,356,907	59,356,907
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(11)(12)	16,806,648	16,806,648

		76,163,555

U.S. Government Treasuries - 0.0%

United States Treasury Bills 2.23% due 12/26/2018	$1,000,000	998,548

Total Short-Term Investment Securities (cost $77,162,010)		77,162,103

TOTAL INVESTMENTS (cost $1,440,906,631)	101.9%	1,395,613,179
Liabilities in excess of other assets	(1.9)	(26,196,545)

NET ASSETS	100.0%	$1,369,416,634

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $201,657,496 representing 14.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $65,977 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2018.
(8)	Principal amount of security is adjusted for inflation.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$65,828	$833.27	0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of November 30, 2018.
(12)

At November 30, 2018, the Fund had loaned securities with a total value of $33,059,240. This was secured by collateral of $16,806,648, which was received in cash and subsequently invested in short-term investments currently valued at $16,806,648 as reported in the Portfolio of Investments. Additional collateral of $16,963,996 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	2.00% to 4.50%	01/25/2024 to 12/15/2048	$759,810
Federal National Mtg. Assoc.	0.75% to 14.56%	12/25/2023 to 11/25/2058	659,289
Government National Mtg. Assoc.	1.98% to 6.36%	01/15/2030 to 03/20/2068	1,013,833
United States Treasury Bills	0.00%	03/21/2019 to 03/21/2019	138,805
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2019 to 02/15/2047	14,392,259

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$30,167,697	$—	$30,167,697
U.S. Corporate Bonds & Notes:
Airlines	—	482,063	37,587	519,650
Finance - Investment Banker/Broker	—	1,782,140	41	1,782,181
Gambling (Non-Hotel)	—	631,901	93	631,994
Other Industries	—	424,424,449	—	424,424,449
Foreign Corporate Bonds & Notes	—	124,176,829	—	124,176,829
Foreign Government Obligations	—	51,801,812	—	51,801,812
U.S. Government Agencies	—	491,589,478	—	491,589,478
U.S. Government Treasuries	—	163,477,477	—	163,477,477
Common Stocks	—	—	65,828	65,828
Preferred Securities	1,062,445	—	—	1,062,445
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	28,751,221	—	28,751,221
Short-Term Investments:
Registered Investment Companies	76,163,555	—	—	76,163,555
U.S. Government Treasuries	—	998,548	—	998,548

Total Investments at Value	$77,226,000	$1,318,283,615	$103,564	$1,395,613,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 99.6%
U.S. Government Agencies - 48.7%

Federal Home Loan Bank 1.25% due 01/16/2019	$1,200,000	$1,199,049
2.22% due 12/06/2018	6,200,000	6,198,118
2.23% due 12/12/2018	2,340,000	2,338,432
2.23% due 12/19/2018	6,000,000	5,993,400
2.26% due 12/27/2018	5,800,000	5,790,680
2.30% due 01/02/2019	1,000,000	997,992
2.36% due 01/30/2019	4,500,000	4,482,638
Federal Home Loan Bank FRS 2.20% (1 ML-0.14%) due 01/28/2019	2,000,000	2,000,000
2.23% (1 ML-0.08%) due 02/04/2019	3,000,000	3,000,012
2.52% (3 ML-0.16%) due 05/24/2019	2,000,000	2,000,429
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,200,000	1,199,713
2.06% due 12/03/2018	13,000,000	12,998,534
2.22% due 12/19/2018	6,000,000	5,993,430
Federal National Mtg. Assoc. FRS 2.32% (1 ML+0.00%) due 03/08/2019	3,000,000	3,000,595

Total U.S. Government Agencies
(amortized cost $57,193,022)		57,193,022

U.S. Government Treasuries - 50.9%

United States Treasury Bills 2.09% due 12/06/2018	4,000,000	3,998,843
2.10% due 12/06/2018	5,500,000	5,498,403
2.10% due 12/27/2018	2,000,000	1,996,987
2.19% due 12/27/2018	2,500,000	2,496,064
2.24% due 01/02/2019	7,000,000	6,986,087
2.29% due 01/22/2019	3,600,000	3,588,133
2.32% due 02/07/2019	7,000,000	6,969,509
2.37% due 02/21/2019	7,000,000	6,962,491
2.39% due 04/04/2019	4,000,000	3,967,402
2.40% due 04/04/2019	7,000,000	6,942,700
United States Treasury Notes 1.13% due 01/31/2019	1,800,000	1,797,648
1.25% due 12/15/2018	2,000,000	1,999,253
1.25% due 01/31/2019	2,000,000	1,997,897
1.38% due 12/31/2018	1,600,000	1,599,409
1.50% due 01/31/2019	3,000,000	2,996,581

Total U.S. Government Treasuries
(amortized cost $59,797,407)		59,797,407

TOTAL INVESTMENTS
(amortized cost $116,990,429)	99.6%	116,990,429
Other assets less liabilities	0.4	424,482

NET ASSETS	100.0%	$117,414,911

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$116,990,429	$—	$116,990,429

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Principal Amount/ Shares(14)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.3%
Cable/Satellite TV - 0.3%

DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$1,520,000	$1,334,408

Casino Hotels - 0.2%

Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	720,000	1,017,443

Commercial Services-Finance - 0.2%

Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,318,578

Computers-Memory Devices - 0.3%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,015,000	1,673,911

Electronic Components-Semiconductors - 0.3%

Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	643,000	648,883
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037(1)	663,000	677,740

		1,326,623

Oil Companies-Exploration & Production - 0.0%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019#†(2)(3)	1,465,000	1,905

Total Convertible Bonds & Notes
(cost $9,729,560)		6,672,868

U.S. CORPORATE BONDS & NOTES - 67.6%
Agricultural Chemicals - 0.4%

CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	251,670
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,541,980
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	430,206

		2,223,856

Banks-Mortgage - 0.5%

Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	2,702,437

Broadcast Services/Program - 0.5%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	2,533,000	2,621,655

Building & Construction Products-Misc. - 0.4%

Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,341,750

Building Products-Doors & Windows - 0.1%

Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	170,000	152,150
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*#	270,000	235,575

		387,725

Building-Heavy Construction - 0.5%

Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	2,727,000	2,406,578

Building-Residential/Commercial - 2.9%

AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,235,094
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027#	1,560,000	1,279,200
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,007,600
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	2,999,412
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,524,919
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	690,000	634,800
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,286,762
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,460,000	1,308,452

		15,276,239

Cable/Satellite TV - 4.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	148,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,671,906
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	718,575
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	361,872
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,740,037

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,503,038
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,730,000	1,723,512
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,805,000
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,021,115
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	1,695,000	1,483,125
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,047,704

		22,224,759

Casino Hotels - 2.2%

Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	928,800
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,678,156
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,090,375
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	1,941,719
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,823,700

		11,462,750

Casino Services - 0.6%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025#	2,695,000	2,627,625
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*#	450,000	435,375

		3,063,000

Cellular Telecom - 3.0%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,189,000	4,251,835
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,524,450
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,125,000	2,186,094
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	4,814,867

		15,777,246

Chemicals-Specialty - 0.5%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	2,260,000	2,293,900
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	460,687

		2,754,587

Coal - 2.4%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021	2,605,000	1,608,588
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*(1)	4,270,000	3,693,550
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	4,660,000	4,456,125
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	2,835,000	2,870,437

		12,628,700

Commercial Services-Finance - 0.1%

ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*(1)	689,000	678,665

Containers-Paper/Plastic - 3.8%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,794,500
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*#	2,005,000	1,932,419
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,436,350
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,259,600
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,835,000	2,544,412
Plastipak Holdings, Inc. Senior Notes 6.25% due 10/15/2025*	3,025,000	2,722,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,006,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,314,200

		20,010,831

Cosmetics & Toiletries - 0.5%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	2,661,375

Data Processing/Management - 1.7%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,325,656
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,424,056
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,358,575

		9,108,287

Disposable Medical Products - 0.9%

Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	4,939,775

Electric-Integrated - 0.8%
AES Corp. Senior Notes 5.13% due 09/01/2027	4,355,000	4,289,675
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	30,546

		4,320,221

Electronic Components-Semiconductors - 0.5%

Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,810,500

Enterprise Software/Service - 1.0%

Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(4)	595,000	593,512
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	166,233
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,455,610

		5,215,355

Finance-Consumer Loans - 3.7%

Navient Corp. Senior Notes 5.88% due 10/25/2024	2,816,000	2,527,360
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,638,859
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,608,847
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	260,750
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,270,000	3,057,450
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	973,638
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	165,000
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,054,200
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	2,710,000	2,547,400
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,704,556
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,947,951

		19,486,011

Finance-Other Services - 0.8%

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,240,000	4,006,800
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	550,000	512,187

		4,518,987

Financial Guarantee Insurance - 0.2%

Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,200,150

Food-Misc./Diversified - 2.1%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,706,700
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,758,385
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,350,000

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,386,962
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*#	1,230,000	1,216,163

		11,418,210

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	685,388

Gambling (Non-Hotel) - 1.8%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,075,000	1,903,812
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,170,094
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	350,000	327,653
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,185,725
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,802,901

		9,390,185

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,322,455

Insurance Brokers - 0.6%

USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	3,495,000	3,320,250

Insurance-Multi-line - 0.5%

Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	220,350
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,047,937
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	998,663
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	544,390
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#	86,000	87,505

		2,898,845

Internet Connectivity Services - 0.5%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	2,680,000	2,666,600

Machinery-General Industrial - 0.3%

Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	1,665,000	1,644,188

Machinery-Material Handling - 0.7%

Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,515,490

Medical Information Systems - 0.3%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	1,890,000	1,826,213

Medical Labs & Testing Services - 0.9%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	492,700
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	4,570,000	4,285,289

		4,777,989

Medical-Biomedical/Gene - 0.1%

Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(4)	745,000	726,375

Medical-Drugs - 0.0%

Bausch Health Cos, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,700

Medical-Generic Drugs - 0.3%

Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	1,725,000	1,679,808

Medical-Hospitals - 1.8%

HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,162,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,153,375
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	420,000	415,800
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,797,250

		9,528,925

Metal Processors & Fabrication - 0.7%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,067,712

Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,890,800

		3,958,512

Metal Products-Fasteners - 0.5%

TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,648,437

Metal-Aluminum - 0.4%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	1,930,300

Music - 0.4%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	547,369
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	1,578,000	1,530,660

		2,078,029

Non-Hazardous Waste Disposal - 0.2%

Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,007,400

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	570,000	513,000
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	540,000	498,825

		1,011,825

Oil Companies-Exploration & Production - 5.7%

California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	1,845,000	1,413,731
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	3,200,000	2,976,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 10/01/2026	2,075,000	1,924,562
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	425,000	424,913
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,170,000
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	1,575,000	1,508,063
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,031,080
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026*	1,840,000	1,748,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,402,780
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	204,970
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	900,000	824,625
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	250,145
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,150,000	2,925,562
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	358,613
SM Energy Co. Senior Notes 6.63% due 01/15/2027	1,275,000	1,217,625
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,410,000	2,864,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,420,000	1,349,000
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	710,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	843,103
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,059,725

		30,207,297

Oil Refining & Marketing - 0.2%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	571,500
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	354,844

		926,344

Pipelines - 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,019,400
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	2,155,000	2,087,656

Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,595,988
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,424,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,955,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,699,500

		14,782,044

Racetracks - 0.8%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,555,000	4,190,600

Real Estate Investment Trusts - 0.9%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	4,525,000	4,660,750

Rental Auto/Equipment - 3.0%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	2,775,000	2,473,219
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	2,031,675
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,372,000	1,437,170
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	2,114,000	2,234,117
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	898,172
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	5,744,944
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	995,531

		15,814,828

Retail-Building Products - 0.3%

Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*#	1,995,000	1,810,463

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,837,075

Retail-Office Supplies - 0.4%

Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	2,280,000	2,017,800

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	2,365,000	1,803,313

Retail-Propane Distribution - 0.5%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	513,000	437,332
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	1,271,000	1,073,995
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,242,000	1,043,280

		2,554,607

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	1,640,000	1,492,400

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(5)(6)	50,000	0

Security Services - 0.7%

APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,750,938
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,180,000	2,129,587

		3,880,525

Semiconductor Equipment - 0.2%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	890,000	823,597

Steel-Producers - 1.0%

AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027#	2,400,000	1,992,000
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,130,000	1,079,150
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	390,000	359,775
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	917,287
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,127,175

		5,475,387

Telecom Services - 0.4%

Embarq Corp. Senior Notes 8.00% due 06/01/2036		2,240,000	2,102,800

Telephone-Integrated - 1.6%

CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#		4,100,000	3,833,500
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#		890,000	913,363
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*		2,920,000	2,650,104
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028		1,240,000	1,198,150

			8,595,117

Television - 2.8%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		2,490,000	2,384,175
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		1,060,000	1,030,850
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*		1,015,000	903,350
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*#		1,585,000	1,507,731
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022		600,000	608,250
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*		2,990,000	2,982,525
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019		2,380,000	2,381,428
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022		3,153,000	3,192,413

			14,990,722

Transport-Equipment & Leasing - 0.4%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*		675,000	646,313
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*		1,345,000	1,267,662

			1,913,975

Total U.S. Corporate Bonds & Notes
(cost $374,570,269)			359,757,207

FOREIGN CORPORATE BONDS & NOTES - 17.8%
Aerospace/Defense - 0.7%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		4,075,000	3,871,250

Batteries/Battery Systems - 0.4%

Energizer Gamma Acquisition BV Senior Sec. Notes 4.63% due 07/15/2026*	EUR	2,155,000	2,322,816

Cable/Satellite TV - 1.6%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		600,000	592,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,077,400
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		2,855,000	2,797,900
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*#		1,510,000	1,438,275
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,444,715

			8,350,790

Chemicals-Specialty - 0.2%

Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*#		950,000	912,000

Containers-Metal/Glass - 0.6%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(4)		2,305,000	2,120,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		845,000	853,450

			2,974,050

Electronic Components-Misc. - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,381,187
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,433,575

			2,814,762

Finance-Consumer Loans - 0.6%

goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		2,885,000	2,957,125

Gold Mining - 0.3%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		160,000	137,000

New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*		1,620,000	1,267,650

			1,404,650

Hazardous Waste Disposal - 0.8%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		4,285,000	4,199,300

Medical-Drugs - 4.7%

Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		11,800,000	11,490,250
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,035,000	1,910,255
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*		455,000	476,044
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	469,475
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*		3,995,000	3,316,409
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		2,535,000	1,998,695
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		1,490,000	1,208,836
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#		1,350,000	1,375,971
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		2,990,000	2,889,087

			25,135,022

Metal-Aluminum - 0.7%
Alcoa Nederland Holding BV Company Guar. Notes 6.13% due 05/15/2028*		1,400,000	1,365,000
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		2,870,000	2,604,525

			3,969,525

Metal-Copper - 0.9%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*#		3,585,000	3,521,187
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		390,000	360,750
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*		850,000	765,000

			4,646,937

Oil Companies-Exploration & Production - 1.1%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,680,000	1,566,600
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,490,000	1,519,800
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,190,000	1,114,138
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*#		1,745,000	1,658,622

			5,859,160

Oil-Field Services - 0.3%

Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042		640,000	358,400
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036		1,700,000	969,000
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038		640,000	366,400

			1,693,800

Retail-Restaurants - 1.3%

1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	6,755,337

Satellite Telecom - 0.5%

Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*		2,880,000	2,851,488

Security Services - 0.5%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		2,855,000	2,605,188

Soap & Cleaning Preparation - 0.4%

Diamond BC BV Senior Notes 5.63% due 08/15/2025*(1)	EUR	2,385,000	2,335,011

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(1)(3)(5)(6)		925,000	0

Telephone-Integrated - 0.5%

Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	2,890,000	2,712,988

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,706,400

Textile-Products - 0.5%

Eagle Intermediate Global Holding BV/Ruyi US Finance LLC Senior Sec. Notes 7.50% due 05/01/2025*	2,830,000	2,674,350

Transport-Equipment & Leasing - 0.2%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024	1,140,000	1,060,200

Total Foreign Corporate Bonds & Notes
(cost $99,327,725)		94,812,149

LOANS(7)(8)(9) - 5.3%
Applications Software - 0.4%

SS&C European Holdings SARL FRS BTL-B4 4.59% (1 ML+2.25%) due 04/16/2025	466,093	454,732
SS&C Technologies, Inc. FRS BTL-B3 4.59% (1 ML+2.25%) due 04/16/2025	1,223,735	1,193,907
SS&C Technologies, Inc. FRS BTL-B5 4.59% (1 ML+2.25%) due 04/16/2025	365,000	355,940

		2,004,579

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(6)	2,037,810	0

Chemicals-Specialty - 0.1%

Starfruit Finco B V FRS BTL-B 5.55% (1 ML+3.25%) due 10/01/2025	505,000	497,583

Commercial Services - 0.5%

AVSC Holding Corp. FRS 1st Lien 5.59% (1 ML+3.25%) due 03/01/2025	1,364,531	1,337,241
AVSC Holding Corp. FRS 1st Lien 5.64%-5.96% (3 ML+3.25%) due 03/01/2025	1,476,194	1,446,670

		2,783,911

Commercial Services-Finance - 0.2%

Trans Union LLC FRS BTL-B4 4.34% (1 ML+2.00%) due 06/19/2025	1,326,675	1,310,329

E-Commerce/Products - 0.2%

Lands’ End, Inc. FRS BTL-B 5.60% (1 ML+3.25%) due 04/04/2021(1)	992,525	944,553

E-Commerce/Services - 0.5%

Shutterfly, Inc. FRS BTL-B2 5.10% (1 ML+2.75%) due 08/17/2024	2,823,729	2,782,551

Electronic Components-Semiconductors - 0.2%

Microchip Technology, Inc. FRS BTL-B 4.35% (1 ML+2.00%) due 05/29/2025	1,166,590	1,158,327

Finance-Credit Card - 0.3%

Blackhawk Network Holdings LLC FRS 1st Lien 5.39% (3 ML+3.00%) due 06/15/2025	1,571,063	1,550,246

Food-Flour & Grain - 0.1%

C.H. Guenther & Son, Inc. FRS BTL-B 5.09% (1 ML+2.75%) due 03/31/2025	493,763	486,973

Gambling (Non-Hotel) - 0.6%

Golden Entertainment, Inc. FRS 1st Lien 5.35% (1 ML+3.00%) due 10/21/2024	3,523,375	3,488,141

Industrial Gases - 0.1%

Messer Industries USA, Inc. FRS BTL coupon TBD due 10/01/2025	575,000	566,375

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 5.36%-5.49% (3 ML+3.00%) due 04/25/2025	1,705,725	1,674,926

Insurance-Multi-line - 0.1%

Genworth Holdings, Inc. FRS BTL 6.83% (2 ML+4.50%) due 03/07/2023	348,250	354,344

Insurance-Property/Casualty - 0.7%

Asurion LLC FRS BTL-B7 5.34% (1 ML+ 3.00%) due 11/03/2024	3,690,750	3,646,922

Machinery-General Industrial - 0.2%

Gardner Denver, Inc. FRS BTL-B 5.09% (1 ML+2.75%) due 07/30/2024	1,021,270	1,014,888

Medical Labs & Testing Services - 0.3%

Syneos Health, Inc. FRS BTL-B 4.34% (1 ML+2.00%) due 08/01/2024	1,712,306	1,695,183

Soap & Cleaning Preparation - 0.2%

Diamond BC BV FRS BTL 5.39% (2 ML+3.00%) due 09/06/2024	2,163	2,098
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024	856,350	830,659

		832,757

Theaters - 0.3%

Cineworld, Ltd. FRS BTL 4.84% (1 ML+2.50%) due 02/28/2025	1,641,750	1,609,501

Total Loans
(cost $28,804,011)		28,402,089

COMMON STOCKS - 0.1%
Electric-Generation - 0.0%

Vistra Energy Corp. CVR†(1)(10)	93,359	72,633

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(6)(10)	10,439	0

Television - 0.1%

ION Media Networks, Inc.†(1)(6)(10)	616	513,294

Total Common Stocks
(cost $82,165)		585,927

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.8%
Banks-Commercial - 2.4%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(11)	$ 4,400,000	3,696,000
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(11)	EUR 1,000,000	1,126,440
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(11)	EUR 1,800,000	2,219,656
Banco de Sabadell SA 6.50% due 05/18/2022(11)	EUR 4,400,000	4,575,848
Intesa Sanpaolo SpA 7.70% due 07/17/2025*#(11)	1,435,000	1,271,769

		12,889,713

Diversified Banking Institutions - 2.4%

BNP Paribas SA 5.13% due 11/15/2027*(11)	1,855,000	1,637,037
BNP Paribas SA 7.63% due 03/30/2021*(11)	1,040,000	1,066,000
Credit Agricole SA 8.13% due 12/23/2025*(11)	2,520,000	2,619,016
Credit Suisse Group AG 6.25% due 12/18/2024(11)	4,435,000	4,216,754
Royal Bank of Scotland Group PLC FRS Series U 4.71% (3 ML + 2.32%) due 09/30/2027#(11)	1,800,000	1,638,000
UniCredit SpA 8.00% due 06/03/2024(11)	1,949,000	1,676,140

		12,852,947

Total Preferred Securities/Capital Securities
(cost $27,896,687)		25,742,660

Total Long-Term Investment Securities
(cost $540,410,417)		515,972,900

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 6.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(12)(13) (cost $31,892,868)	31,892,868	31,892,868

REPURCHASE AGREEMENTS - 1.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018 to be repurchased 12/03/2018 in the amount of $9,237,323 and collateralized by $9,415,000 of United States Treasury Notes, bearing interest at 2.75%, due 02/15/2024 and having an approximate value of $9,425,592 (cost $9,237,000)	9,237,000	9,237,000

TOTAL INVESTMENTS
(cost $581,540,285)	104.6%	557,102,768
Liabilities in excess of other assets	(4.6)	(24,471,392)

NET ASSETS	100.0%	$532,631,376

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $253,965,827 representing 47.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $10,264,570 representing 1.9% of net assets.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(5)	Security in default of interest and principal at maturity.
(6)	Securities classified as Level 3 (see Note 1).
(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Haights Cross Communications, Inc.	08/07/2003	2,983	$23,474
	01/27/2004	4,474	35,211
	06/06/2005	2,982	23,474

		10,439	$82,159	$0	$0.00	0.00%

ION Media Networks, Inc.	12/21/2016	616	6	513,294	833.27	0.10
Vistra Energy Corp. CVR	10/06/2016	93,359	—	72,633	0.78	0.01

				$585,927		0.11%

(11)	Perpetual maturity - maturity date reflects the next call date.
(12)

At November 30, 2018, the Fund had loaned securities with a total value of $44,375,557. This was secured by collateral of $31,892,868, which was received in cash and subsequently invested in short-term investments currently valued at $31,892,868 as reported in the Portfolio of Investments. Additional collateral of $13,475,728 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	03/21/2019 to 03/21/2019	$98,869
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2019 to 02/15/2047	13,376,859

(13)	The rate shown is the 7-day yield as of November 30, 2018.
(14)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

CVR - Contingent Value Rights

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR	- Euro Currency

Index Legend

1 ML - 1 Month USD Libor

2 ML - 2 Month USD Libor

3 ML - 3 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	11,823,000	USD	13,423,834	12/31/2018	$1,489	$—

Currency Legend

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$6,672,868	$—	$6,672,868
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	359,757,207	—	359,757,207
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	94,812,149	—	94,812,149
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	28,402,089	—	28,402,089
Common Stocks:
Electria-Generation	—	72,633	—	72,633
Other Industries	—	—	513,294	513,294
Preferred Securities/Capital Securities	—	25,742,660	—	25,742,660
Short-Term Investment Securities	31,892,868	—	—	31,892,868
Repurchase Agreements	—	9,237,000	—	9,237,000

Total Investments at Value	$31,892,868	$524,696,606	$513,294	$557,102,768

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,489	$—	$1,489

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 4.1%

Afterpay Touch Group, Ltd.†#	485,262	$5,162,881
Ansell, Ltd.	61,036	1,017,725
ARB Corp, Ltd.	30,534	376,528
ASX, Ltd.	8,284	366,435
AUB Group, Ltd.	126,760	1,134,428
Bapcor, Ltd.	83,664	378,254
Cleanaway Waste Management, Ltd.	2,413,309	3,000,968
Computershare, Ltd.	42,497	566,204
Costa Group Holdings, Ltd.#	734,357	4,097,274
Crown Resorts, Ltd.	63,311	543,111
DuluxGroup, Ltd.	121,669	611,066
Iluka Resources, Ltd.	96,938	575,811
IPH, Ltd.	205,398	853,800
Orica, Ltd.	51,680	664,208
Ramsay Health Care, Ltd.	16,146	642,367
Reliance Worldwide Corp., Ltd.	294,241	1,020,472
Ridley Corp., Ltd.	389,207	395,461
Sonic Healthcare, Ltd.	48,101	804,384
Steadfast Group, Ltd.	214,145	422,626
Webjet, Ltd.	37,478	332,152
WiseTech Global, Ltd.#	51,279	706,806

		23,672,961

Austria - 0.7%

Mayr-Melnhof Karton AG	6,715	868,339
Vienna Insurance Group AG Wiener Versicherung Gruppe	125,307	3,217,363

		4,085,702

Belgium - 0.5%

Fagron	152,233	2,605,442

Bermuda - 3.4%

BW Offshore, Ltd.†	955,101	4,126,156
Cafe de Coral Holdings, Ltd.	758,000	1,869,806
China Resources Gas Group, Ltd.	258,000	1,044,559
Credicorp, Ltd.	5,339	1,170,789
Dairy Farm International Holdings, Ltd.	193,900	1,707,668
Esprit Holdings, Ltd.†#	282,850	65,790
Geopark, Ltd.†	215,327	3,309,576
Hiscox, Ltd.	173,290	3,725,161
Midland Holdings, Ltd.	1,972,000	399,352
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	782,000	1,109,302
VTech Holdings, Ltd.	126,749	1,202,564

		19,730,723

Brazil - 1.7%

Anima Holding SA	90,340	393,179
BRF SA†	40,600	232,765
Cia de Saneamento Basico do Estado de Sao Paulo	44,400	324,130
Cyrela Brazil Realty SA Empreendimentos e Participacoes	72,500	266,977
Embraer SA ADR	14,721	330,486
Equatorial Energia SA	27,100	509,062
Fibria Celulose SA	20,900	395,733
Gerdau SA (Preference Shares)	86,300	345,468
Instituto Hermes Pardini SA	66,100	307,680
Kroton Educacional SA	140,688	382,008
Linx SA	139,900	1,012,982
Localiza Rent a Car SA	50,633	352,349
Lojas Americanas SA (Preference Shares)	129,500	660,058
Lojas Renner SA	62,100	627,905
Movida Participacoes SA	105,800	218,878
Multiplan Empreendimentos Imobiliarios SA	114,105	684,866
Qualicorp Consultoria e Corretora de Seguros SA	41,037	147,084
Raia Drogasil SA	15,316	246,078
Rumo SA†	485,600	2,190,035
Suzano Papel e Celulose SA	41,600	439,882

		10,067,605

British Virgin Islands - 0.1%

Luxoft Holding, Inc.†	11,659	384,980

Canada - 4.9%

Agnico Eagle Mines, Ltd.#	28,141	989,748
Descartes Systems Group, Inc.†	178,097	5,245,125
Dollarama, Inc.	133,453	3,527,543
Enerplus Corp.	484,900	4,664,149
Finning International, Inc.	154,800	3,216,820
Norbord, Inc.#	105,500	2,948,267
Quebecor, Inc., Class B	281,900	6,082,921
Seven Generations Energy, Ltd., Class A†	32,874	250,641
TMX Group, Ltd.	22,032	1,307,842
TORC Oil & Gas, Ltd.	37,166	134,549

		28,367,605

Cayman Islands - 4.2%

51job, Inc. ADR†	17,089	1,163,419
Airtac International Group	185,535	1,985,289
Ajisen China Holdings, Ltd.	565,000	170,117
China Resources Cement Holdings, Ltd.	8,320,000	8,121,849
Chinasoft International, Ltd.	2,146,000	1,267,527
Haitian International Holdings, Ltd.	589,000	1,271,674
Kingdee International Software Group Co., Ltd.#	2,598,000	2,608,953
Lonking Holdings, Ltd.	5,527,016	1,445,751
Microport Scientific Corp.	1,920,000	2,116,204
Midland IC&I, Ltd.†	996,000	25,629
Pacific Textiles Holdings, Ltd.	1,778,000	1,841,444
Shenguan Holdings Group, Ltd.	596,000	33,924
Silicon Motion Technology Corp. ADR	28,181	1,010,853
Stella International Holdings, Ltd.	324,000	314,729
Tingyi Cayman Islands Holding Corp.	780,000	1,015,797

		24,393,159

Chile - 0.1%

Aguas Andinas SA, Class A	800,417	469,551
Compania Cervecerias Unidas SA ADR	11,931	309,967

		779,518

Denmark - 1.9%

Carlsberg A/S, Class B	7,094	785,722
Dfds A/S	9,479	356,132

DSV A/S	19,599	1,500,028
Jyske Bank A/S	30,669	1,206,183
Royal Unibrew A/S	83,512	6,048,914
Sydbank A/S	15,677	386,828
William Demant Holding A/S†#	14,550	425,014

		10,708,821

Faroe Islands - 0.3%

Bakkafrost P/F	39,100	2,004,862

Finland - 0.6%

Tikkurila Oyj	7,037	102,152
Valmet Oyj	159,439	3,432,613

		3,534,765

France - 2.7%

Alten SA	60,353	5,492,815
Edenred	9,778	373,994
Elior Group SA#*	37,534	557,282
Legrand SA	11,470	702,662
LISI	30,322	930,373
Plastic Omnium SA	18,009	478,768
Remy Cointreau SA	36,607	4,241,510
SEB SA	6,266	902,206
Sodexo SA	10,078	1,043,836
Somfy SA	3,126	237,125
Virbac SA†	4,994	683,052

		15,643,623

Germany - 6.0%

Amadeus Fire AG	8,855	949,419
Beiersdorf AG	9,358	1,000,905
Brenntag AG	21,454	991,838
CTS Eventim AG & Co. KGaA	43,045	1,653,067
Deutsche Wohnen SE	14,403	690,609
Evotec AG†	279,893	6,562,674
Fuchs Petrolub SE (Preference Shares)	30,052	1,242,964
GEA Group AG	45,302	1,223,274
Hella GmbH & Co. KGaA	23,993	993,742
Henkel AG & Co. KGaA (Preference Shares)	8,297	957,271
Infineon Technologies AG	26,034	545,432
Koenig & Bauer AG	41,265	1,906,847
LEG Immobilien AG	25,622	2,945,952
MTU Aero Engines AG	7,514	1,563,194
Rocket Internet SE†*	82,355	2,105,670
Scout24 AG*	9,816	409,023
Symrise AG	48,343	3,900,247
TAG Immobilien AG	215,960	5,169,890
Zalando SE†*	5,857	181,689

		34,993,707

Greece - 0.1%

Hellenic Telecommunications Organization SA	64,134	758,051

Guernsey - 1.2%

Burford Capital, Ltd.	364,520	7,074,493

Hong Kong - 0.6%

China Resources Beer Holdings Co., Ltd.	668,000	2,262,137
Techtronic Industries Co., Ltd.	276,000	1,492,995

		3,755,132

India - 1.4%

Bharat Heavy Electricals, Ltd.	781,131	764,739
CESC, Ltd.	72,228	724,154
Dabur India, Ltd.	191,229	1,129,557
Federal Bank, Ltd.	1,065,546	1,303,159
Mahindra & Mahindra, Ltd.	67,874	770,602
MOIL, Ltd.	279,320	671,460
PVR, Ltd.	60,780	1,249,407
RP-SG Business Process Services, Ltd.†(1)(3)	11,749	8,172
RP-SG Retail, Ltd.†(1)(3)	35,246	73,518
Shriram Transport Finance Co., Ltd.	67,134	1,110,371
Tata Global Beverages, Ltd.	187,853	586,881

		8,392,020

Indonesia - 0.6%

Astra Agro Lestari Tbk PT	738,300	566,835
Indocement Tunggal Prakarsa Tbk PT	920,700	1,230,837
Kalbe Farma Tbk PT	12,821,700	1,368,047
Semen Indonesia Persero Tbk PT	206,500	174,316
XL Axiata Tbk PT†	463,300	66,362

		3,406,397

Ireland - 3.9%

Bank of Ireland Group PLC	45,988	291,210
C&C Group PLC	977,519	3,376,712
Cairn Homes PLC†	1,713,959	2,471,355
Dalata Hotel Group PLC	747,343	3,943,686
DCC PLC	19,732	1,490,581
Glanbia PLC	206,921	3,714,094
Greencore Group PLC	60,618	145,321
Hibernia REIT PLC	2,359,823	3,633,661
Kerry Group PLC, Class A	11,071	1,144,417
Paddy Power Betfair PLC	23,387	2,083,624

		22,294,661

Israel - 1.3%

Bezeq The Israeli Telecommunication Corp., Ltd.	292,726	338,671
Israel Discount Bank, Ltd., Class A	2,031,507	7,035,484

		7,374,155

Italy - 2.0%

Cerved Group SpA	253,437	1,947,608
Davide Campari-Milano SpA	99,523	831,730
Enav SpA*	130,322	619,552
Fincantieri SpA	1,985,841	2,339,687
FinecoBank Banca Fineco SpA	123,874	1,328,992
Infrastrutture Wireless Italiane SpA*	66,888	482,985
Italgas SpA	191,097	1,024,099
Reply SpA	57,441	3,206,691

		11,781,344

Japan - 21.8%

ABC-Mart, Inc.	17,100	961,089
Aeon Delight Co., Ltd.	13,500	475,493
AEON Financial Service Co., Ltd.	43,200	837,246
Air Water, Inc.	18,000	291,539
Amano Corp.	31,641	682,352
Anicom Holdings, Inc.#	114,900	3,810,937
As One Corp.	4,200	311,054
Asante, Inc.	7,900	159,139
Bic Camera, Inc.	245,500	3,453,815
Chiba Bank, Ltd.	119,500	784,904
Cosmos Pharmaceutical Corp.#	2,600	528,839
Daifuku Co., Ltd.	77,800	3,982,011
Daikyonishikawa Corp.	15,587	157,824
Daiseki Co., Ltd.	37,300	863,537
Daiwa Securities Group, Inc.	112,700	624,522
Doshisha Co., Ltd.	6,700	124,184
Ezaki Glico Co., Ltd.	20,700	1,008,952
Fancl Corp.	198,200	5,177,176
Fuji Seal International, Inc.	83,100	2,994,133
Fujitsu General, Ltd.#	29,100	411,184
GMO Payment Gateway, Inc.#	89,500	5,517,019
Hamakyorex Co., Ltd.	6,000	222,261
Heian Ceremony Service Co., Ltd.	17,900	140,319
Hirose Electric Co., Ltd.	4,200	443,238
Hitachi Transport System, Ltd.	5,500	149,337
Hogy Medical Co., Ltd.	3,800	114,703
Iriso Electronics Co., Ltd.	10,000	438,807
Japan Exchange Group, Inc.	6,900	124,412
Japan Meat Co, Ltd.#	11,600	203,775
Japan Pure Chemical Co., Ltd.#	1,900	39,953
Jeol, Ltd.	23,800	416,602
JGC Corp.	12,060	176,287
Kakaku.com, Inc.	13,500	271,867
Kansai Paint Co., Ltd.	48,900	917,103
Kikkoman Corp.	12,100	705,651
Kintetsu World Express, Inc.	13,000	219,259
Kobayashi Pharmaceutical Co., Ltd.	12,400	863,723
Koito Manufacturing Co., Ltd.	29,800	1,598,749
Kusuri no Aoki Holdings Co., Ltd.	72,500	5,364,930
Lion Corp.	40,300	794,888
Maeda Corp.	360,300	3,785,604
Matsumotokiyoshi Holdings Co., Ltd.	142,000	5,302,628
Meitec Corp.	13,500	609,317
Milbon Co., Ltd.	14,300	619,795
Miraca Holdings, Inc.	4,600	106,374
Mitsubishi Pencil Co., Ltd.	10,600	203,444
MonotaRO Co., Ltd.#	31,600	856,917
Morinaga & Co., Ltd.	20,000	879,179
Nabtesco Corp.	28,700	794,799
Nakanishi, Inc.	65,900	1,244,678
Net One Systems Co., Ltd.	158,500	3,300,822
NGK Spark Plug Co., Ltd.	39,500	811,470
Nihon Kohden Corp.	24,500	801,872
Nihon Parkerizing Co., Ltd.	47,400	620,921
Nippon Television Holdings, Inc.	28,800	450,844
Nissei ASB Machine Co., Ltd.#	11,200	403,599
Nitori Holdings Co., Ltd.	5,300	710,351
NOF Corp.	4,000	132,141
Nomura Research Institute, Ltd.	42,300	1,866,091
NS Solutions Corp.	15,900	454,526
Obara Group, Inc.	5,800	248,320
OBIC Business Consultants Co., Ltd.	12,200	1,073,266
OBIC Co., Ltd.	79,500	6,876,082
Omron Corp.	9,400	413,590
Park24 Co., Ltd.	16,200	437,620
Persol Holdings Co., Ltd.	203,300	3,810,813
Proto Corp.	26,900	372,028
Rakuten, Inc.	5,600	45,090
Rinnai Corp.	4,200	301,351
Ryohin Keikaku Co., Ltd.	2,500	676,030
S Foods, Inc.	9,800	424,374
San-A Co, Ltd.	4,100	172,361
Sankyu, Inc.	6,000	281,351
Santen Pharmaceutical Co., Ltd.	95,300	1,631,220
Seino Holdings Co., Ltd.	251,300	3,730,260
Senko Group Holdings Co., Ltd.	43,200	337,626
Seria Co., Ltd.#	70,434	2,995,199
SG Holdings Co., Ltd.	102,000	2,505,840
Shima Seiki Manufacturing, Ltd.	8,600	266,689
Shimamura Co., Ltd.	2,500	212,840
Shimano, Inc.	1,500	219,689
Shizuoka Bank, Ltd.	48,000	430,886
SK Kaken Co., Ltd.	600	282,549
SMS Co., Ltd.	228,600	3,769,049
Sohgo Security Services Co., Ltd.	9,700	456,528
Sony Financial Holdings, Inc.	41,200	864,622
Stanley Electric Co., Ltd.	40,300	1,173,338
Sundrug Co., Ltd.	26,500	898,049
Taisei Lamick Co, Ltd.	10,600	288,543
TechnoPro Holdings, Inc.	120,300	6,024,825
Terumo Corp.	17,300	1,018,813
THK Co., Ltd.	119,200	2,731,262
Tokai Carbon Co., Ltd.#	268,400	3,726,366
Toshiba Plant Systems & Services Corp.	13,600	297,736
TOTO, Ltd.	6,800	263,501
Unicharm Corp.	55,100	1,726,117
USS Co., Ltd.	104,600	1,857,291
Yamato Holdings Co., Ltd.#	93,300	2,466,384
Zojirushi Corp.#	34,300	355,115

		125,980,798

Luxembourg - 0.2%

B&M European Value Retail SA	157,822	702,714
Globant SA†	3,363	197,240

		899,954

Malaysia - 0.2%

Genting Bhd	588,900	884,574
Public Bank Bhd	93,800	559,624

		1,444,198

Mauritius - 0.2%

MakeMyTrip, Ltd.†#	50,429	1,260,221

Mexico - 0.6%

Arca Continental SAB de CV	105,433	545,302
Concentradora Fibra Danhos SA de CV	305,146	359,811

Concentradora Fibra Hotelera Mexicana SA de CV*	249,053	118,814
Genomma Lab Internacional SAB de CV, Class B†#	482,069	295,820
GMexico Transportes SAB de CV*	250,600	299,556
Grupo Aeroportuario del Centro Norte SAB de CV	36,175	161,967
Grupo Aeroportuario del Sureste SAB de CV ADR#	3,828	512,761
Grupo Financiero Inbursa SAB de CV, Class O	260,947	348,848
Mexichem SAB de CV	82,741	193,094
Prologis Property Mexico SA de CV	217,591	357,061

		3,193,034

Netherlands - 1.2%

Aalberts Industries NV	13,387	472,513
Adyen NV†*	112	58,439
ASM International NV	13,566	580,609
IMCD NV	61,783	4,107,689
Takeaway.com NV†*	29,977	1,590,939

		6,810,189

New Zealand - 0.1%

Fletcher Building, Ltd.†	88,284	289,878
Freightways, Ltd.	26,624	128,202
Mainfreight, Ltd.	6,638	138,270

		556,350

Norway - 2.3%

Aker Solutions ASA†	141,428	715,209
Leroy Seafood Group ASA	711,966	6,073,178
Marine Harvest ASA	35,073	820,849
Norway Royal Salmon ASA	90,338	2,085,565
TGS NOPEC Geophysical Co. ASA	112,707	3,167,365
XXL ASA#*	50,341	255,139

		13,117,305

Philippines - 0.3%

Jollibee Foods Corp.	77,080	409,683
Metropolitan Bank & Trust Co.	912,860	1,299,975

		1,709,658

Portugal - 0.7%

NOS SGPS SA	626,489	3,898,303

Singapore - 0.9%

Ascendas India Trust	1,459,600	1,107,249
City Developments, Ltd.	196,500	1,213,175
Singapore Technologies Engineering, Ltd.	560,500	1,454,579
Venture Corp., Ltd.	104,563	1,147,470

		4,922,473

South Africa - 0.2%

AVI, Ltd.	196,764	1,415,139

South Korea - 2.0%

Doosan Bobcat, Inc.	41,690	1,225,369
Douzone Bizon Co., Ltd.	68,348	3,058,790
Hotel Shilla Co., Ltd.#	35,894	2,763,417
Lock&Lock Co., Ltd.	23,266	423,828
LS Industrial Systems Co., Ltd.	24,896	1,153,542
Orion Corp.	14,816	1,474,872
Samsung Fire & Marine Insurance Co., Ltd.	4,021	977,495
TK Corp.	37,864	406,354

		11,483,667

Spain - 1.8%

Amadeus IT Group SA	78,332	5,627,031
Cellnex Telecom SA*#	54,031	1,501,300
CEMEX Latam Holdings SA†	92,490	118,115
CIE Automotive SA	89,944	2,263,626
Viscofan SA	11,774	673,086

		10,183,158

Sweden - 1.0%

Ahlsell AB*	132,012	638,950
Essity AB, Class B	28,053	720,427
Evolution Gaming Group AB*	48,694	2,910,784
Saab AB, Series B	9,612	385,383
Swedish Match AB	23,218	907,856

		5,563,400

Switzerland - 2.2%

Coca-Cola HBC AG	15,435	459,243
DKSH Holding AG	2,455	166,418
Dufry AG#	7,423	788,915
Geberit AG	1,727	673,986
Georg Fischer AG	1,892	1,472,506
Julius Baer Group, Ltd.	17,703	716,996
Logitech International SA	91,991	3,111,032
Lonza Group AG	1,402	454,625
Sika AG	23,870	2,957,267
Sonova Holding AG	7,626	1,236,839
Temenos AG	4,560	568,437
VAT Group AG*	3,800	396,906

		13,003,170

Taiwan - 1.0%

Advantech Co., Ltd.	46,256	350,330
E.Sun Financial Holding Co., Ltd.	2,739,194	1,848,557
PChome Online, Inc.†	225,932	1,083,374
Voltronic Power Technology Corp.	79,950	1,338,885
Yuanta Financial Holding Co., Ltd.	2,385,807	1,217,079

		5,838,225

Thailand - 0.3%

AEON Thana Sinsap Thailand PCL	122,300	702,842
PTT Global Chemical PCL	285,900	678,075
Thai Beverage PCL#	1,361,300	627,114

		2,008,031

United Kingdom - 16.1%

Abcam PLC	440,504	6,399,024
Admiral Group PLC	17,107	455,255
Ashtead Group PLC	25,144	564,236
Auto Trader Group PLC*	328,908	1,841,738
Babcock International Group PLC	74,651	542,187

Beazley PLC	822,834	5,866,248
Bellway PLC	7,687	249,129
Biffa PLC*	537,365	1,388,414
Britvic PLC	35,105	383,307
Bunzl PLC	143,444	4,426,116
Burberry Group PLC	24,424	553,352
Coats Group PLC	3,402,820	3,531,232
Cobham PLC†	264,195	344,349
Compass Group PLC	134,577	2,879,723
Countryside Properties PLC*	831,515	3,066,240
Cranswick PLC	59,053	2,133,002
Croda International PLC	76,074	4,746,238
Dechra Pharmaceuticals PLC	84,710	2,337,431
Domino’s Pizza Group PLC	190,048	624,992
Drax Group PLC	701,480	3,503,338
Elementis PLC	44,949	112,604
EMIS Group PLC	26,199	309,919
Fevertree Drinks PLC	234,912	7,164,689
Forterra PLC*	40,664	112,080
Greggs PLC	79,443	1,413,438
Halma PLC	66,745	1,167,532
Hargreaves Lansdown PLC	41,251	1,003,821
Howden Joinery Group PLC	95,953	544,695
Ibstock PLC*	1,126,531	3,070,417
IG Group Holdings PLC	66,508	501,544
IMI PLC	46,259	575,922
Intertek Group PLC	26,740	1,604,619
Jardine Lloyd Thompson Group PLC	71,257	1,716,108
Just Eat PLC†	254,553	1,891,579
Keywords Studios PLC	351,604	5,519,731
Learning Technologies Group PLC	2,247,062	2,767,173
Meggitt PLC	77,396	511,496
Melrose Industries PLC	172,532	390,719
Merlin Entertainments PLC*	155,220	666,714
Moneysupermarket.com Group PLC	303,721	1,184,122
PZ Cussons PLC	19,515	57,578
Rathbone Brothers PLC	45,326	1,402,528
Rightmove PLC	365,451	2,039,015
Rotork PLC	1,074,696	3,606,685
Schroders PLC	55,763	1,802,941
Shaftesbury PLC	46,646	516,110
Smith & Nephew PLC	87,242	1,586,822
Spectris PLC	16,378	501,387
Spirax-Sarco Engineering PLC	13,428	1,054,730
Stagecoach Group PLC	122,943	245,914
Tate & Lyle PLC	23,554	215,551
TechnipFMC PLC	22,585	524,231
UNITE Group PLC	93,096	989,735
Whitbread PLC	14,670	860,110

		93,467,810

United States - 0.3%

Autoliv, Inc. SDR	3,889	330,657
Gran Tierra Energy, Inc.†	152,084	405,206
Veoneer, Inc. SDR†	3,889	125,985
Yum China Holdings, Inc.	18,272	654,686

		1,516,534

Total Common Stocks
(cost $500,766,750)		554,081,343

RIGHTS - 0.0%
Sweden - 0.0%

Saab AB Expires 12/14/2018 (Strike Price SEK 0.00)† (cost $0.00)	9,612	37,778

Total Long-Term Investment Securities
(cost $500,766,750)		554,119,121

SHORT-TERM INVESTMENT SECURITIES - 4.6%
Registered Investment Companies - 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	17,632,766	17,632,766
U.S. Government Agencies - 1.5%

Federal Home Loan Bank Disc. Notes 2.07% due 12/03/2018	$8,650,000	8,650,000

Total Short-Term Investment Securities
(cost $26,281,786)		26,282,766

REPURCHASE AGREEMENTS - 2.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $16,119,564 and collateralized by $16,510,000 of United States Treasury Notes, bearing interest at 2.88%, due 05/31/2025 and having an approximate value of $16,444,868 (cost $16,119,000)	16,119,000	16,119,000

TOTAL INVESTMENTS
(cost $543,167,536)	103.1%	596,520,887
Liabilities in excess of other assets	(3.1)	(17,735,241)

NET ASSETS	100.0%	$578,785,646

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $22,272,631 representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
RP-SG Business Process Services, Ltd.	11/15/2017	11,562	$0
	02/14/2018	187	0

		11,749	0	$8,172	$0.70	0.00%

RP-SG Retail, Ltd.	11/15/2017	34,685	204,147
	02/14/2018	561	3,387

		35,246	207,534	73,518	2.09	0.01

				$81,690		0.01%

(4)	The rate shown is the 7-day yield as of November 30, 2018.
(5)

At November 30, 2018, the Fund had loaned securities with a total value of $29,818,396. This was secured by collateral of $17,632,766, which was received in cash and subsequently invested in short-term investments currently valued at $17,632,766 as reported in the Portfolio of Investments. Additional collateral of $14,090,863 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	01/15/2041 to 12/01/2047	$113,135
Federal National Mtg. Assoc.	3.00% to 4.00%	11/25/2040 to 05/01/2048	45,064
Government National Mtg. Assoc.	4.50% to 4.50%	05/20/2048 to 06/20/2048	29,542
United States Treasury Bills	0.00%	12/06/2018 to 06/20/2019	432,414
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	13,470,708

ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt
SEK	- Swedish Krona

Industry Allocation*
Registered Investment Companies	3.1%
Banks-Commercial	2.8
Repurchase Agreements	2.8
E-Commerce/Services	2.3
Building Products-Cement	2.1
Retail-Drug Store	2.1
Cosmetics & Toiletries	1.9
Insurance-Property/Casualty	1.9
Fisheries	1.9
Computers-Integrated Systems	1.9
Auto/Truck Parts & Equipment-Original	1.8
Real Estate Operations & Development	1.7
Applications Software	1.7
Chemicals-Diversified	1.7
Brewery	1.6
Commercial Services	1.6
Finance-Other Services	1.6
Beverages-Non-alcoholic	1.6
Oil Companies-Exploration & Production	1.5
U.S. Government Agencies	1.5
Beverages-Wine/Spirits	1.4
Engineering/R&D Services	1.4
Machinery-General Industrial	1.3
Retail-Discount	1.3
Medical-Drugs	1.3
Hotels/Motels	1.2
Medical Labs & Testing Services	1.2
Transport-Services	1.1
Chemicals-Specialty	1.1
Medical-Biomedical/Gene	1.1
Multimedia	1.1
Real Estate Investment Trusts	1.1
Finance-Credit Card	1.0
Transactional Software	1.0
Consulting Services	1.0
Commercial Services-Finance	1.0
Building-Residential/Commercial	0.9
Textile-Products	0.9
Distribution/Wholesale	0.9
Enterprise Software/Service	0.9
Gambling (Non-Hotel)	0.9
Insurance-Life/Health	0.9
Food-Retail	0.8
Investment Management/Advisor Services	0.8
Human Resources	0.8
Machine Tools & Related Products	0.8
Agricultural Operations	0.8
Transport-Marine	0.8
Food-Catering	0.8
Oil-Field Services	0.8
Medical Products	0.8
Transport-Truck	0.7
Retail-Misc./Diversified	0.7
Building & Construction Products-Misc.	0.7
Containers-Paper/Plastic	0.7
Machinery-Material Handling	0.7
Cable/Satellite TV	0.7
Hazardous Waste Disposal	0.7
Building & Construction-Misc.	0.7
Retail-Restaurants	0.6
Chemicals-Other	0.6
Food-Dairy Products	0.6
Instruments-Controls	0.6
Electric-Generation	0.6
Retail-Consumer Electronics	0.6
Food-Confectionery	0.6
Insurance Brokers	0.6
Medical Instruments	0.6
Insurance-Multi-line	0.6
E-Services/Consulting	0.6
Computer Services	0.6
Aerospace/Defense	0.6
Food-Misc./Diversified	0.5
Power Converter/Supply Equipment	0.5
Computers-Periphery Equipment	0.5
Diversified Financial Services	0.5
Computer Software	0.5
Veterinary Products	0.5
Building Products-Wood	0.5
Food-Meat Products	0.5
Industrial Automated/Robotic	0.5
Electronic Components-Misc.	0.5
E-Commerce/Products	0.4
Machinery-Construction & Mining	0.4
Miscellaneous Manufacturing	0.4
Transport-Rail	0.4
Shipbuilding	0.4
Gas-Distribution	0.4
Coatings/Paint	0.4
Metal Processors & Fabrication	0.4
Retail-Apparel/Shoe	0.3
Internet Financial Services	0.3
Machinery-Print Trade	0.3
Retail-Automobile	0.3
Leisure Products	0.3
Electronic Components-Semiconductors	0.3
Satellite Telecom	0.3
Oil Refining & Marketing	0.3
Aerospace/Defense-Equipment	0.3
Appliances	0.3
Casino Hotels	0.2
Diversified Operations	0.2
Non-Hazardous Waste Disposal	0.2
Airport Development/Maintenance	0.2
Theaters	0.2
Dental Supplies & Equipment	0.2
Audio/Video Products	0.2
E-Marketing/Info	0.2
Building-Maintenance & Services	0.2
Electronic Measurement Instruments	0.2
Rental Auto/Equipment	0.2
Real Estate Management/Services	0.2
Finance-Commercial	0.2
Telephone-Integrated	0.2
Web Portals/ISP	0.2
Diversified Manufacturing Operations	0.2
Food-Flour & Grain	0.2
Gold Mining	0.2
Soap & Cleaning Preparation	0.2
Tobacco	0.2
Electronic Connectors	0.2
Paper & Related Products	0.2
Water	0.2
Schools	0.2
Auto-Heavy Duty Trucks	0.2
Rubber/Plastic Products	0.1
Electric Products-Misc.	0.1
MRI/Medical Diagnostic Imaging	0.1
Electric-Integrated	0.1
Retail-Home Furnishings	0.1
Finance-Consumer Loans	0.1
Metal-Iron	0.1
Resorts/Theme Parks	0.1
Explosives	0.1
Internet Content-Information/News	0.1

Medical-Hospitals	0.1
Finance-Investment Banker/Broker	0.1
Semiconductor Equipment	0.1
Diversified Minerals	0.1
Apparel Manufacturers	0.1
Home Furnishings	0.1
Electric-Distribution	0.1
Wireless Equipment	0.1
Security Services	0.1
Diagnostic Equipment	0.1
Television	0.1
Consumer Products-Misc.	0.1
Instruments-Scientific	0.1
Machinery-Thermal Process	0.1
Investment Companies	0.1
Retail-Auto Parts	0.1
Computers	0.1
Steel-Producers	0.1
Footwear & Related Apparel	0.1
Medical Information Systems	0.1
Building Products-Air & Heating	0.1
Industrial Gases	0.1

103.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,480,365	$15,250,358	**	$0	$19,730,723
India	—	8,310,330	**	81,690	8,392,020
Other Countries	48,983,398	476,975,202	**	—	525,958,600
Rights	37,778	—		—	37,778
Short Term Investment Securities:
Registered Investment Companies	17,632,766	—		—	17,632,766
U.S. Government Agencies	—	8,650,000		—	8,650,000
Repurchase Agreements	—	16,119,000		—	16,119,000

Total Investments at Value	$71,134,307	$525,304,890		$81,690	$596,520,887

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.5%

Omnicom Group, Inc.	19,246	$1,481,365

Aerospace/Defense - 0.7%

Raytheon Co.	10,880	1,907,699

Aerospace/Defense-Equipment - 2.5%

Harris Corp.	12,860	1,838,337
United Technologies Corp.	40,225	4,901,014

		6,739,351

Agricultural Chemicals - 2.8%

CF Industries Holdings, Inc.	90,124	3,802,332
Mosaic Co.	80,820	2,909,520
Nutrien, Ltd.	15,497	799,025

		7,510,877

Airlines - 1.3%

Delta Air Lines, Inc.	56,450	3,427,080

Auto-Cars/Light Trucks - 0.6%

General Motors Co.	44,985	1,707,181

Auto/Truck Parts & Equipment-Original - 0.5%

Aptiv PLC	10,881	782,344
Delphi Technologies PLC	30,852	527,261

		1,309,605

Banks-Commercial - 1.6%

BB&T Corp.	23,062	1,178,468
Citizens Financial Group, Inc.	36,012	1,309,396
M&T Bank Corp.	10,891	1,840,688

		4,328,552

Banks-Fiduciary - 0.6%

The Bank of New York Mellon Corp.	30,208	1,549,973

Banks-Super Regional - 5.1%

US Bancorp	122,280	6,659,369
Wells Fargo & Co.	128,740	6,988,007

		13,647,376

Beverages-Non-alcoholic - 1.7%

Coca-Cola European Partners PLC	19,533	948,132
PepsiCo, Inc.	31,050	3,786,237

		4,734,369

Building Products-Cement - 2.3%

Martin Marietta Materials, Inc.#	16,022	3,055,235
Vulcan Materials Co.#	28,916	3,056,711

		6,111,946

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	91,028	3,551,002

Casino Hotels - 0.4%

Las Vegas Sands Corp.	20,653	1,134,676

Cellular Telecom - 0.4%

Vodafone Group PLC ADR	55,077	1,183,605

Chemicals-Diversified - 1.1%

DowDuPont, Inc.	49,672	2,873,525

Commercial Services - 0.4%

Quanta Services, Inc.†	27,856	977,746

Commercial Services-Finance - 0.3%

Total System Services, Inc.	9,376	819,181

Computer Data Security - 0.3%

Check Point Software Technologies, Ltd.†	7,575	846,961

Computer Services - 1.4%

Cognizant Technology Solutions Corp., Class A	5,135	365,766
International Business Machines Corp.	20,751	2,578,727
Teradata Corp.†	25,769	969,687

		3,914,180

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†#	53,397	2,738,198

Cosmetics & Toiletries - 2.1%

Colgate-Palmolive Co.	37,516	2,383,016
Procter & Gamble Co.	20,594	1,946,339
Unilever PLC ADR	26,179	1,421,258

		5,750,613

Dialysis Centers - 0.4%

DaVita, Inc.†	18,440	1,218,146

Diversified Banking Institutions - 8.8%

Bank of America Corp.	223,594	6,350,070
Citigroup, Inc.	93,272	6,043,093
Goldman Sachs Group, Inc.	11,789	2,248,044
JPMorgan Chase & Co.	80,866	8,991,490

		23,632,697

Diversified Manufacturing Operations - 0.5%

Carlisle Cos., Inc.	8,376	883,836
General Electric Co.	58,937	442,027

		1,325,863

Electric-Distribution - 1.1%

PPL Corp.	97,497	2,982,433

Electric-Integrated - 1.4%

Evergy, Inc.	34,777	2,064,710
FirstEnergy Corp.#	37,878	1,432,925
PG&E Corp.†	7,649	201,781

		3,699,416

Electronic Components-Misc. - 0.8%

Corning, Inc.	63,864	2,057,698

Electronic Components-Semiconductors - 0.7%

Broadcom, Inc.	4,169	989,762
Texas Instruments, Inc.	9,488	947,377

		1,937,139

Electronic Security Devices - 0.1%

Resideo Technologies, Inc.†	19,371	399,624

Enterprise Software/Service - 1.9%

Oracle Corp.	106,358	5,186,016

Finance-Credit Card - 1.5%

American Express Co.	13,148	1,476,126
Capital One Financial Corp.	15,183	1,361,611
Discover Financial Services	16,626	1,185,434

		4,023,171

Food-Misc./Diversified - 2.6%

Conagra Brands, Inc.	128,086	4,142,301
Kellogg Co.	15,009	955,323
Kraft Heinz Co.	18,687	955,279

Mondelez International, Inc., Class A	22,358	1,005,663

		7,058,566

Gold Mining - 0.5%

Newmont Mining Corp.	44,334	1,433,762

Instruments-Controls - 1.5%

Honeywell International, Inc.	27,407	4,021,977

Insurance-Life/Health - 0.3%

Athene Holding, Ltd., Class A†	19,237	836,617

Insurance-Multi-line - 4.3%

Assurant, Inc.	13,771	1,339,092
Chubb, Ltd.	15,146	2,025,626
Hartford Financial Services Group, Inc.	130,266	5,756,455
Voya Financial, Inc.	54,151	2,434,087

		11,555,260

Insurance-Property/Casualty - 4.1%

Berkshire Hathaway, Inc., Class B†	50,438	11,007,589

Insurance-Reinsurance - 0.5%

RenaissanceRe Holdings, Ltd.	10,648	1,412,031

Investment Management/Advisor Services - 2.1%

Ameriprise Financial, Inc.	16,326	2,118,298
Invesco, Ltd.	42,630	867,521
LPL Financial Holdings, Inc.	22,539	1,446,328
Raymond James Financial, Inc.	14,654	1,168,363

		5,600,510

Machinery-Material Handling - 0.4%

Dover Corp.	11,496	975,895

Medical Instruments - 1.5%

Boston Scientific Corp.†	27,660	1,041,952
Medtronic PLC	30,655	2,989,782

		4,031,734

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	11,020	1,604,953
Quest Diagnostics, Inc.	11,094	982,595

		2,587,548

Medical Products - 0.8%

Abbott Laboratories	27,687	2,050,222

Medical-Biomedical/Gene - 0.7%

Biogen, Inc.†	2,914	972,460
Gilead Sciences, Inc.	13,356	960,831

		1,933,291

Medical-Drugs - 6.6%

Bristol-Myers Squibb Co.	18,139	969,711
Johnson & Johnson	17,727	2,604,096
Merck & Co., Inc.	91,832	7,285,951
Novartis AG ADR	14,073	1,288,102
Pfizer, Inc.	121,954	5,637,933

		17,785,793

Medical-HMO - 1.5%

Centene Corp.†	7,009	997,030
Cigna Corp.	4,537	1,013,475
Humana, Inc.	3,011	992,034
UnitedHealth Group, Inc.	3,491	982,228

		3,984,767

Medical-Hospitals - 0.4%

HCA Healthcare, Inc.	6,839	984,748

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	7,465	929,393

Metal-Copper - 0.5%

Freeport-McMoRan, Inc.	104,074	1,242,644

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class B	34,666	1,699,674

Networking Products - 2.5%

Cisco Systems, Inc.	142,558	6,824,251

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	7,551	583,994

Office Automation & Equipment - 0.3%

Xerox Corp.	34,130	918,780

Oil Companies-Exploration & Production - 4.7%

Anadarko Petroleum Corp.	55,548	2,938,489
Cimarex Energy Co.	12,345	1,012,043
Hess Corp.	48,179	2,596,366
Noble Energy, Inc.	44,652	1,060,039
Occidental Petroleum Corp.	71,579	5,029,856

		12,636,793

Oil Companies-Integrated - 0.6%

Chevron Corp.	13,373	1,590,585

Oil Refining & Marketing - 3.8%

Marathon Petroleum Corp.	75,572	4,924,272
Phillips 66	40,323	3,771,007
Valero Energy Corp.	18,039	1,441,316

		10,136,595

Oil-Field Services - 1.3%

Apergy Corp.†	34,906	1,196,578
Schlumberger, Ltd.	53,500	2,412,850

		3,609,428

Pharmacy Services - 1.1%

CVS Health Corp.	36,722	2,945,104

Real Estate Investment Trusts - 0.9%

Equity Residential	34,923	2,488,264

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	9,448	799,962

Semiconductor Components-Integrated Circuits - 0.9%

QUALCOMM, Inc.#	42,236	2,460,669

Telephone-Integrated - 4.8%

AT&T, Inc.	172,968	5,403,520
Verizon Communications, Inc.	124,278	7,493,964

		12,897,484

Transport-Rail - 0.2%

Union Pacific Corp.	4,294	660,331

Transport-Truck - 0.4%

Knight-Swift Transportation Holdings, Inc.#	28,189	977,031

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A†	1,354	1,502,466

Total Long-Term Investment Securities
(cost $257,270,935)		266,871,022

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Commercial Paper - 1.0%

Credit Agricole Corporate and Investment Bank 2.16% due 12/03/2018 (cost $2,699,676)	$2,700,000	2,699,511

TOTAL INVESTMENTS
(cost $259,970,611)	99.9%	269,570,533
Other assets less liabilities	0.1	247,689

NET ASSETS	100.0%	$269,818,222

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At November 30, 2018, the Fund had loaned securities with a total value of $11,660,494. This was secured by collateral of $11,987,366 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,000,705
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	1,556,526
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	346,065
United States Treasury Bills	0.00%	01/17/2019 to 04/25/2019	1,540,165
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 02/15/2048	7,543,905

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$266,871,022	$—	$—	$266,871,022
Short-Term Investment Securities	—	2,699,511	—	2,699,511

Total Investments at Value	$266,871,022	$2,699,511	$—	$269,570,533

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense-Equipment - 0.8%

HEICO Corp., Class A	26,309	$1,776,384

Airlines - 1.7%

JetBlue Airways Corp.†	96,863	1,890,766
Spirit Airlines, Inc.†	28,857	1,850,311

		3,741,077

Apparel Manufacturers - 1.6%

Carter’s, Inc.	21,041	1,946,292
Under Armour, Inc., Class C†#	73,935	1,650,969

		3,597,261

Applications Software - 1.1%

PTC, Inc.†	26,666	2,306,342

Auto-Heavy Duty Trucks - 0.6%

PACCAR, Inc.	22,267	1,385,453

Banks-Commercial - 6.0%

Cullen/Frost Bankers, Inc.#	20,290	2,035,493
First Citizens BancShares, Inc., Class A	3,862	1,658,613
First Republic Bank#	27,705	2,746,951
M&T Bank Corp.	15,614	2,638,922
Pinnacle Financial Partners, Inc.	16,158	926,661
Prosperity Bancshares, Inc.#	25,375	1,760,771
South State Corp.	18,460	1,339,458

		13,106,869

Banks-Fiduciary - 0.9%

Northern Trust Corp.	19,714	1,956,220

Building Products-Air & Heating - 1.9%

Lennox International, Inc.	18,764	4,238,975

Building-Residential/Commercial - 1.3%

NVR, Inc.†	1,175	2,878,750

Commercial Services - 1.9%

Cintas Corp.	11,008	2,062,679
CoStar Group, Inc.†	5,911	2,183,464

		4,246,143

Commercial Services-Finance - 6.0%

Global Payments, Inc.	26,959	3,014,286
Total System Services, Inc.	22,455	1,961,893
TransUnion	55,982	3,614,758
WEX, Inc.†	28,784	4,460,656

		13,051,593

Computer Services - 4.5%

EPAM Systems, Inc.†	12,509	1,629,297
Genpact, Ltd.	170,731	5,186,808
Teradata Corp.†	82,791	3,115,425

		9,931,530

Computer Software - 1.0%

Akamai Technologies, Inc.†	30,805	2,117,844

Containers-Metal/Glass - 2.0%

Ball Corp.#	66,923	3,286,589
Silgan Holdings, Inc.	43,146	1,111,009

		4,397,598

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	17,015	1,664,407

Data Processing/Management - 1.0%

Fair Isaac Corp.†	11,283	2,241,142

Diagnostic Equipment - 0.6%

Repligen Corp.†#	19,989	1,292,689

Disposable Medical Products - 1.1%

STERIS PLC	20,381	2,426,970

Distribution/Wholesale - 2.2%

Fastenal Co.#	37,510	2,222,843
KAR Auction Services, Inc.	45,075	2,575,585

		4,798,428

E-Commerce/Products - 0.8%

Etsy, Inc.†#	30,903	1,669,998

E-Commerce/Services - 2.6%

Cargurus, Inc.†#	22,158	862,168
TripAdvisor, Inc.†	47,682	3,054,509
Zillow Group, Inc., Class A†#	13,040	472,439
Zillow Group, Inc., Class C†#	35,929	1,313,205

		5,702,321

E-Services/Consulting - 1.8%

CDW Corp.	42,390	3,928,705

Electric-Integrated - 0.6%

Black Hills Corp.#	18,198	1,204,890

Electronic Components-Semiconductors - 1.8%

Monolithic Power Systems, Inc.	14,173	1,871,828
Silicon Laboratories, Inc.†	22,006	1,944,670

		3,816,498

Electronic Measurement Instruments - 2.1%

Keysight Technologies, Inc.†	35,273	2,180,577
National Instruments Corp.	51,086	2,501,170

		4,681,747

Enterprise Software/Service - 4.1%

Black Knight, Inc.†	31,702	1,437,369
Blackbaud, Inc.	34,531	2,529,396
Guidewire Software, Inc.†#	27,980	2,601,021
Veeva Systems, Inc., Class A†	24,148	2,322,071

		8,889,857

Finance-Auto Loans - 1.1%

Credit Acceptance Corp.†	5,847	2,393,879

Food-Catering - 1.0%

Aramark	55,002	2,093,376

Funeral Services & Related Items - 0.1%

Service Corp. International	3,332	153,938

Gas-Distribution - 1.9%

NiSource, Inc.	36,010	951,384
UGI Corp.	55,562	3,192,037

		4,143,421

Hotels/Motels - 1.1%

Choice Hotels International, Inc.	30,669	2,388,195

Instruments-Controls - 1.0%

Mettler-Toledo International, Inc.†	3,589	2,284,973

Insurance-Property/Casualty - 4.7%

Alleghany Corp.	2,689	1,696,840
Fidelity National Financial, Inc.	34,721	1,166,626
Markel Corp.†	3,569	4,083,436
White Mountains Insurance Group, Ltd.	1,908	1,772,055
WR Berkley Corp.	19,652	1,548,184

		10,267,141

Insurance-Reinsurance - 0.7%

Fairfax Financial Holdings, Ltd.	3,243	1,533,276

Internet Infrastructure Software - 1.0%

F5 Networks, Inc.†	12,477	2,145,670

Lasers-System/Components - 1.2%

II-VI, Inc.†#	70,169	2,625,724

Linen Supply & Related Items - 0.4%

UniFirst Corp.	6,231	962,129

Machine Tools & Related Products - 1.0%

Lincoln Electric Holdings, Inc.	25,078	2,155,454

Machinery-General Industrial - 2.3%

IDEX Corp.	25,739	3,536,539
Middleby Corp.†#	12,442	1,502,869

		5,039,408

Medical Instruments - 4.0%

Bio-Techne Corp.	12,237	1,975,297
Integra LifeSciences Holdings Corp.†	40,007	2,145,575
NuVasive, Inc.†	22,849	1,455,253
Teleflex, Inc.	11,601	3,195,147

		8,771,272

Medical Products - 2.2%

Hill-Rom Holdings, Inc.	23,651	2,293,201
Varian Medical Systems, Inc.†	20,831	2,570,337

		4,863,538

Medical-Biomedical/Gene - 5.7%

Alnylam Pharmaceuticals, Inc.†#	20,898	1,696,082
Bluebird Bio, Inc.†#	15,362	1,887,836
Ionis Pharmaceuticals, Inc.†#	39,872	2,324,139
Sage Therapeutics, Inc.†#	17,260	1,989,905
Seattle Genetics, Inc.†#	41,653	2,606,645
Spark Therapeutics, Inc.†#	3,663	154,322
Ultragenyx Pharmaceutical, Inc.†#	32,972	1,769,607

		12,428,536

Medical-Drugs - 3.3%

Aerie Pharmaceuticals, Inc.†#	39,865	1,590,215
Alkermes PLC†#	54,448	1,984,085
Ironwood Pharmaceuticals, Inc.†#	81,635	1,128,196
PRA Health Sciences, Inc.†	20,999	2,451,423

		7,153,919

Multimedia - 1.1%

FactSet Research Systems, Inc.	10,523	2,467,538

Non-Hazardous Waste Disposal - 1.0%

Waste Connections, Inc.	28,713	2,253,396

Oil Companies-Exploration & Production - 3.4%

Diamondback Energy, Inc.#	18,895	2,085,630
Newfield Exploration Co.†	96,381	1,633,658
WPX Energy, Inc.†	259,008	3,613,162

		7,332,450

Printing-Commercial - 0.7%

Cimpress NV†#	12,812	1,545,896

Real Estate Investment Trusts - 0.8%

Equity Commonwealth	57,651	1,831,572

Real Estate Management/Services - 0.6%

Redfin Corp.†#	73,491	1,246,407

Rental Auto/Equipment - 1.0%

AMERCO	6,049	2,095,676

Retail-Automobile - 1.0%

CarMax, Inc.†#	32,851	2,170,466

Schools - 0.6%

2U, Inc.†#	23,635	1,380,048

Semiconductor Equipment - 0.9%

MKS Instruments, Inc.	25,935	2,034,860

Telecommunication Equipment - 0.8%

CommScope Holding Co., Inc.†	95,844	1,734,776

Therapeutics - 0.9%

Agios Pharmaceuticals, Inc.†#	28,257	1,859,311

Transport-Rail - 1.4%

Genesee & Wyoming, Inc., Class A†	36,223	3,016,652

Web Hosting/Design - 1.9%

VeriSign, Inc.†	25,908	4,043,203

Total Long-Term Investment Securities
(cost $206,392,709)		217,465,791

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio
2.22%(1)(2)
(cost $415,429)	415,429	415,429

TOTAL INVESTMENTS
(cost $206,808,138)	99.8%	217,881,220
Other assets less liabilities	0.2	519,969

NET ASSETS	100.0%	$218,401,189

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $45,529,243. This was secured by collateral of $415,429, which was received in cash and subsequently invested in short-term investments currently valued at $415,429 as reported in the Portfolio of Investments. Additional collateral of $45,955,701 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,273,466
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	5,091,644
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	1,132,035
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	1,594,814
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	34,863,742

(2)	The rate shown is the 7-day yield as of November 30, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$217,465,791	$—	$—	$217,465,791
Short-Term Investment Securities	415,429	—	—	415,429

Total Investments at Value	$217,881,220	$—	$—	$217,881,220

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	14,206	$1,093,436

Aerospace/Defense - 0.2%

Spirit AeroSystems Holdings, Inc., Class A	19,736	1,615,984

Aerospace/Defense-Equipment - 2.4%

Curtiss-Wright Corp.	23,546	2,599,478
Harris Corp.	69,452	9,928,164
Moog, Inc., Class A	60,073	5,253,384

		17,781,026

Agricultural Chemicals - 0.9%

Mosaic Co.	93,541	3,367,476
Nutrien, Ltd.	60,332	3,110,718

		6,478,194

Airlines - 1.6%

Delta Air Lines, Inc.	57,813	3,509,827
JetBlue Airways Corp.†	221,814	4,329,810
Southwest Airlines Co.	73,966	4,039,283

		11,878,920

Applications Software - 0.3%

CDK Global, Inc.	48,778	2,458,411

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	35,437	2,204,890

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.	42,326	1,675,263
Lear Corp.	20,315	2,767,919
WABCO Holdings, Inc.†	23,433	2,845,938

		7,289,120

Banks-Commercial - 4.8%

BancorpSouth Bank	92,456	2,846,720
Bank OZK	84,683	2,294,909
East West Bancorp, Inc.	116,695	6,265,355
First Midwest Bancorp, Inc.	130,417	3,076,537
IBERIABANK Corp.	57,363	4,287,884
Pinnacle Financial Partners, Inc.	29,940	1,717,059
Regions Financial Corp.	237,906	3,913,554
South State Corp.	41,779	3,031,484
Western Alliance Bancorp†	71,697	3,360,439
Zions Bancorporation#	107,962	5,253,431

		36,047,372

Banks-Fiduciary - 0.2%

State Street Corp.	19,231	1,404,248

Banks-Super Regional - 3.7%

Comerica, Inc.	70,745	5,601,589
Fifth Third Bancorp	216,762	6,054,163
Huntington Bancshares, Inc.	484,799	7,073,217
KeyCorp	176,613	3,239,082
SunTrust Banks, Inc.	98,136	6,152,146

		28,120,197

Batteries/Battery Systems - 0.4%

EnerSys	31,830	2,780,987

Beverages-Non-alcoholic - 0.4%

Coca-Cola European Partners PLC	58,290	2,829,397

Building & Construction Products-Misc. - 0.4%

Owens Corning	53,739	2,802,489

Building Products-Cement - 0.5%

Buzzi Unicem SpA#	143,690	2,724,322
Cemex SAB de CV ADR†#	219,478	1,128,117

		3,852,439

Building Products-Doors & Windows - 0.9%

JELD-WEN Holding, Inc.†#	143,884	2,742,429
Sanwa Holdings Corp.	363,526	4,433,455

		7,175,884

Building Products-Wood - 0.4%

Masco Corp.	96,651	3,062,870

Building-Heavy Construction - 0.3%

Granite Construction, Inc.	48,736	2,467,504

Building-Residential/Commercial - 0.2%

Lennar Corp., Class A	41,546	1,775,261

Capacitors - 0.3%

KEMET Corp.	95,926	1,964,564

Cellular Telecom - 0.6%

Millicom International Cellular SA SDR	78,848	4,654,762

Chemicals-Diversified - 1.9%

Celanese Corp.	59,809	6,036,523
FMC Corp.	105,203	8,704,496

		14,741,019

Chemicals-Specialty - 0.8%

Cabot Corp.	89,160	4,386,672
Versum Materials, Inc.	54,875	1,900,870

		6,287,542

Commercial Services - 0.2%

Atento SA	244,574	1,225,316

Commercial Services-Finance - 0.7%

Global Payments, Inc.	21,920	2,450,875
Moody’s Corp.	16,774	2,668,240

		5,119,115

Computer Services - 2.4%

Amdocs, Ltd.	125,216	8,127,770
Cognizant Technology Solutions Corp., Class A	12,938	921,574
Leidos Holdings, Inc.	138,756	8,741,628

		17,790,972

Computer Software - 0.6%

SS&C Technologies Holdings, Inc.	98,440	4,739,886

Computers - 0.7%

HP, Inc.	246,159	5,661,657

Computers-Memory Devices - 0.4%

NetApp, Inc.	30,475	2,037,863
Western Digital Corp.	16,666	756,470

		2,794,333

Consulting Services - 0.4%

Booz Allen Hamilton Holding Corp.	65,184	3,344,591

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†#	49,579	2,542,411

Containers-Paper/Plastic - 0.6%

Berry Global Group, Inc.†	41,365	2,081,487
Graphic Packaging Holding Co.	202,207	2,424,462

		4,505,949

Cruise Lines - 0.4%

Norwegian Cruise Line Holdings, Ltd.†	61,014	3,131,238

Data Processing/Management - 1.2%

Dun & Bradstreet Corp.	20,904	3,000,560
Fidelity National Information Services, Inc.	59,239	6,394,850

		9,395,410

Dialysis Centers - 0.2%

DaVita, Inc.†	23,608	1,559,544

Disposable Medical Products - 0.6%

STERIS PLC	35,082	4,177,565

Distribution/Wholesale - 0.7%

HD Supply Holdings, Inc.†	54,542	2,176,226
KAR Auction Services, Inc.	38,596	2,205,375
WESCO International, Inc.†	20,253	1,081,713

		5,463,314

Diversified Manufacturing Operations - 1.6%

Eaton Corp. PLC	43,731	3,364,663
ITT, Inc.	40,694	2,256,483
Parker-Hannifin Corp.	29,905	5,144,856
Textron, Inc.	29,916	1,679,484

		12,445,486

E-Commerce/Products - 0.4%

eBay, Inc.†	95,464	2,849,600

E-Commerce/Services - 0.5%

Expedia Group, Inc.	23,829	2,878,305
IAC/InterActiveCorp†	6,682	1,189,129

		4,067,434

Electric Products-Misc. - 0.9%

AMETEK, Inc.	89,322	6,558,914

Electric-Integrated - 5.4%

Alliant Energy Corp.	177,414	8,052,822
American Electric Power Co., Inc.	27,298	2,122,147
DTE Energy Co.#	37,792	4,525,214
Edison International	36,042	1,993,843
Entergy Corp.	64,740	5,636,264
Evergy, Inc.	89,702	5,325,608
Pinnacle West Capital Corp.	75,826	6,775,811
Xcel Energy, Inc.	121,954	6,396,487

		40,828,196

Electronic Components-Misc. - 0.6%

Flex, Ltd.†	119,541	1,045,984
Sensata Technologies Holding PLC†#	74,926	3,466,077

		4,512,061

Electronic Components-Semiconductors - 1.0%

Qorvo, Inc.†	39,410	2,593,572
Silicon Motion Technology Corp. ADR	96,872	3,474,798
Skyworks Solutions, Inc.	17,697	1,287,811

		7,356,181

Electronic Connectors - 0.7%

TE Connectivity, Ltd.	68,268	5,251,857

Electronic Measurement Instruments - 1.0%

Itron, Inc.†	76,061	4,119,464
Keysight Technologies, Inc.†	54,150	3,347,553

		7,467,017

Electronic Parts Distribution - 1.4%

Arrow Electronics, Inc.†	142,025	10,931,664

Engines-Internal Combustion - 0.3%

Cummins, Inc.	17,063	2,577,537

Entertainment Software - 0.4%

Activision Blizzard, Inc.	33,281	1,660,056
NetEase, Inc. ADR	7,526	1,708,929

		3,368,985

Finance-Consumer Loans - 1.0%

Navient Corp.	101,451	1,166,686
SLM Corp.†	516,533	5,304,794
Synchrony Financial	43,360	1,126,493

		7,597,973

Finance-Credit Card - 1.6%

Alliance Data Systems Corp.	13,415	2,687,829
Discover Financial Services	127,450	9,087,185

		11,775,014

Finance-Investment Banker/Broker - 1.3%

E*TRADE Financial Corp.	71,029	3,714,106
TD Ameritrade Holding Corp.	107,011	5,758,262

		9,472,368

Finance-Leasing Companies - 0.3%

Air Lease Corp.	62,331	2,422,183

Food-Misc./Diversified - 1.1%

Ingredion, Inc.	19,492	2,036,134
Nomad Foods, Ltd.†	117,671	2,379,308
Post Holdings, Inc.†	36,762	3,556,723

		7,972,165

Food-Wholesale/Distribution - 0.8%

US Foods Holding Corp.†	184,496	6,121,577

Gas-Distribution - 1.4%

UGI Corp.	184,075	10,575,109

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	87,471	5,644,504

Home Decoration Products - 0.6%

Newell Brands, Inc.#	181,727	4,252,412

Hotels/Motels - 0.6%

Wyndham Destinations, Inc.†	40,491	1,679,162
Wyndham Hotels & Resorts, Inc.	55,741	2,794,296

		4,473,458

Human Resources - 1.0%

ManpowerGroup, Inc.	29,152	2,366,559
Robert Half International, Inc.	80,180	4,957,530

		7,324,089

Independent Power Producers - 0.2%

Vistra Energy Corp.†	71,484	1,678,444

Industrial Automated/Robotic - 0.4%

Ichor Holdings, Ltd.†#	150,753	2,743,705

Insurance Brokers - 1.1%

Aon PLC	36,297	5,992,997

Marsh & McLennan Cos., Inc.	25,101	2,226,459

		8,219,456

Insurance-Life/Health - 1.6%

Aflac, Inc.	38,303	1,751,979
CNO Financial Group, Inc.	231,311	4,232,991
Torchmark Corp.	18,665	1,612,843
Unum Group	122,402	4,395,456

		11,993,269

Insurance-Multi-line - 1.8%

Allstate Corp.	66,487	5,929,976
Assurant, Inc.	49,677	4,830,591
Loews Corp.	59,866	2,877,160

		13,637,727

Insurance-Property/Casualty - 3.2%

Alleghany Corp.	12,865	8,118,201
Hanover Insurance Group, Inc.	42,200	4,840,762
Lancashire Holdings, Ltd.	535,848	4,386,092
Travelers Cos., Inc.	24,097	3,141,526
WR Berkley Corp.	46,932	3,697,303

		24,183,884

Insurance-Reinsurance - 2.4%

Everest Re Group, Ltd.	17,189	3,817,333
Reinsurance Group of America, Inc.	95,042	14,197,374

		18,014,707

Investment Management/Advisor Services - 0.5%

Raymond James Financial, Inc.	46,214	3,684,642

Lasers-System/Components - 0.2%

Coherent, Inc.†	13,525	1,868,614

Machine Tools & Related Products - 0.6%

Milacron Holdings Corp.†	294,297	4,193,732

Machinery-Material Handling - 0.6%

Dover Corp.	53,171	4,513,686

Medical Instruments - 0.2%

Boston Scientific Corp.†	45,307	1,706,715

Medical Labs & Testing Services - 1.2%

ICON PLC†	24,206	3,503,092
IQVIA Holdings, Inc.†	12,310	1,539,612
Laboratory Corp. of America Holdings†	27,129	3,951,068

		8,993,772

Medical Products - 1.0%

Hill-Rom Holdings, Inc.	60,903	5,905,155
Zimmer Biomet Holdings, Inc.	13,563	1,587,142

		7,492,297

Medical-Biomedical/Gene - 0.1%

Five Prime Therapeutics, Inc.†	36,699	471,215

Medical-Drugs - 0.3%

Jazz Pharmaceuticals PLC†	13,651	2,064,031

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†#	66,495	2,258,835
Universal Health Services, Inc., Class B	19,840	2,737,722

		4,996,557

Medical-Wholesale Drug Distribution - 0.6%

McKesson Corp.	37,954	4,725,273

Metal Processors & Fabrication - 0.2%

Timken Co.	44,467	1,785,350

Metal-Aluminum - 0.4%

Alcoa Corp.†	103,148	3,281,138

Office Automation & Equipment - 0.4%

Xerox Corp.	118,991	3,203,238

Oil Companies-Exploration & Production - 4.9%

Cimarex Energy Co.	44,243	3,627,041
Diamondback Energy, Inc.#	139,407	15,387,711
Encana Corp.	659,437	4,431,417
Enerplus Corp.	101,217	974,720
Laredo Petroleum, Inc.†	314,784	1,375,606
Noble Energy, Inc.	109,723	2,604,824
Pioneer Natural Resources Co.	25,463	3,762,158
Viper Energy Partners LP	67,444	2,025,343
WPX Energy, Inc.†	218,399	3,046,666

		37,235,486

Oil Refining & Marketing - 0.8%

Delek US Holdings, Inc.	40,692	1,619,135
Marathon Petroleum Corp.	73,670	4,800,337

		6,419,472

Oil-Field Services - 0.4%

Apergy Corp.†	48,434	1,660,318
TechnipFMC PLC	58,568	1,352,335

		3,012,653

Power Converter/Supply Equipment - 0.7%

Hubbell, Inc.	45,622	5,025,720

Real Estate Investment Trusts - 10.6%

American Assets Trust, Inc.	46,493	1,935,039
American Homes 4 Rent, Class A	86,149	1,794,484
Boston Properties, Inc.	50,648	6,645,018
Brixmor Property Group, Inc.	305,605	5,042,482
Corporate Office Properties Trust	185,813	4,546,844
Douglas Emmett, Inc.	102,409	3,780,940
Duke Realty Corp.	157,161	4,472,802
Equity LifeStyle Properties, Inc.	29,338	2,920,011
Equity Residential	67,331	4,797,334
Extra Space Storage, Inc.	19,348	1,857,021
Kilroy Realty Corp.	24,041	1,685,034
Life Storage, Inc.	32,555	3,178,670
Park Hotels & Resorts, Inc.	165,956	5,114,764
Physicians Realty Trust	269,160	4,793,740
Prologis, Inc.	43,278	2,914,340
PS Business Parks, Inc.	44,512	6,277,082
Regency Centers Corp.	58,168	3,702,975
Retail Properties of America, Inc., Class A	117,511	1,479,463
SL Green Realty Corp.	60,440	5,827,625
STORE Capital Corp.	252,801	7,573,918

		80,339,586

Retail-Apparel/Shoe - 0.6%

Caleres, Inc.	105,608	3,192,530
Ross Stores, Inc.	17,746	1,554,549

		4,747,079

Retail-Discount - 0.3%

Dollar Tree, Inc.†	22,299	1,934,884

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	39,923	2,110,729

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co.	110,122	2,550,426

Rubber/Plastic Products - 0.1%

Trinseo SA	21,590	1,090,943

Savings & Loans/Thrifts - 0.6%

Sterling Bancorp	217,825	4,204,022

Semiconductor Components-Integrated Circuits - 0.4%

Marvell Technology Group, Ltd.	175,699	2,830,511

Semiconductor Equipment - 0.5%

Axcelis Technologies, Inc.†	106,863	2,128,711
KLA-Tencor Corp.	14,217	1,401,227

		3,529,938

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	10,082	2,172,671

Steel-Producers - 1.6%

Carpenter Technology Corp.	59,356	2,557,057
Commercial Metals Co.	139,957	2,696,971
Reliance Steel & Aluminum Co.	66,965	5,387,334
Steel Dynamics, Inc.	40,678	1,431,866

		12,073,228

Telecom Equipment-Fiber Optics - 0.3%

Acacia Communications, Inc.†	48,602	2,084,054

Television - 0.3%

TEGNA, Inc.	192,487	2,558,152

Toys - 0.2%

Hasbro, Inc.#	18,737	1,705,067

Transport-Rail - 0.7%

Genesee & Wyoming, Inc., Class A†	67,497	5,621,150

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.#	69,660	2,414,416

Web Hosting/Design - 0.3%

VeriSign, Inc.†	16,525	2,578,891

Total Long-Term Investment Securities
(cost $702,481,328)		747,754,131

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional Liquid Reserves Fund, Administration Class
2.11%(2)	2,682,490	2,682,222
State Street Navigator Securities Lending Government Money Market Portfolio
2.22%(1)(2)	235,845	235,845

Total Short-Term Investment Securities
(cost $2,918,067)		2,918,067

REPURCHASE AGREEMENTS - 0.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $4,218,148 collateralized by $4,310,000 of United States Treasury Notes, bearing interest at 3.00% due 09/30/2025 and having an approximate value of $4,346,609 (cost $4,218,000)	$4,218,000	4,218,000

TOTAL INVESTMENTS
(cost $709,617,395)	99.8%	754,890,198
Other assets less liabilities	0.2	1,718,760

NET ASSETS	100.0%	$756,608,958

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $48,070,473. This was secured by collateral of $235,845, which was received in cash and subsequently invested in short-term investments currently value at $235,845 as reported in the portfolio of investments. The remaining collateral of $49,086,463 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,876,717
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	2,546,116
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	621,707
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	2,960,803
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	41,081,120

(2)	The rate shown is the 7-day yield as of November 30, 2018

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$731,555,500	$16,198,631	**	$—	$747,754,131
Short-Term Investment Securities	2,918,067	—		—	2,918,067
Repurchase Agreements	—	4,218,000		—	4,218,000

Total Investments at Value	$734,473,567	$20,416,631		$—	$754,890,198

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 49.1%

VALIC Co. I Blue Chip Growth Fund	849,297	$17,724,835
VALIC Co. I Dividend Value Fund	3,715,350	48,150,931
VALIC Co. I Large Cap Core Fund	766,716	9,200,587
VALIC Co. I Large Capital Growth Fund	884,743	13,917,009
VALIC Co. I Mid Cap Index Fund	1,192,470	32,494,804
VALIC Co. I Mid Cap Strategic Growth Fund	645,314	10,079,807
VALIC Co. I Nasdaq-100® Index Fund	1,915,724	26,743,511
VALIC Co. I Science & Technology Fund	1,260,457	36,817,963
VALIC Co. I Small Cap Special Values Fund	1,470,975	19,225,646
VALIC Co. I Stock Index Fund	1,909,598	77,491,475
VALIC Co. I Value Fund	979,350	17,647,881
VALIC Co. II Capital Appreciation Fund	1,322,330	24,568,897
VALIC Co. II Large Cap Value Fund	2,203,792	47,976,544
VALIC Co. II Mid Cap Growth Fund	1,040,371	10,133,218
VALIC Co. II Mid Cap Value Fund	1,001,072	20,371,809
VALIC Co. II Small Cap Growth Fund	388,733	7,790,212
VALIC Co. II Small Cap Value Fund	2,038,227	28,412,890

Total Domestic Equity Investment Companies
(cost $426,517,948)		448,748,019

Domestic Fixed Income Investment Companies - 35.3%

VALIC Co. I Capital Conservation Fund	3,261,188	30,883,449
VALIC Co. I Government Securities Fund	1,341,138	13,679,612
VALIC Co. I Inflation Protected Fund	3,529,464	37,800,563
VALIC Co. II Core Bond Fund	7,423,473	78,614,580
VALIC Co. II High Yield Bond Fund	4,859,870	35,865,839
VALIC Co. II Strategic Bond Fund	11,723,701	125,443,595

Total Domestic Fixed Income Investment Companies
(cost $332,598,731)		322,287,638

International Equity Investment Companies - 8.7%

VALIC Co. I Emerging Economies Fund	895,272	7,027,884
VALIC Co. I Foreign Value Fund	2,154,463	20,639,759
VALIC Co. I International Equities Index Fund	3,805,252	25,951,819
VALIC Co. I International Growth Fund	683,706	9,175,335
VALIC Co. II International Opportunities Fund	922,670	17,069,386

Total International Equity Investment Companies
(cost $85,898,769)		79,864,183

International Fixed Income Investment Companies - 3.4%

VALIC Co. I International Government Bond Fund (cost $31,942,701)	2,716,853	30,700,442

Real Estate Investment Companies - 3.5%

VALIC Co. I Global Real Estate Fund (cost $33,727,961)	4,260,896	32,510,638

TOTAL INVESTMENTS
(cost $910,686,110)	100.0%	914,110,920
Liabilities in excess of other assets	(0.0)	(158,480)

NET ASSETS	100.0%	$913,952,440

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company 1 or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$914,110,920	$—	$—	$914,110,920

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Advanced Materials - 0.8%

Hexcel Corp.	25,526	$1,574,188

Aerospace/Defense - 0.4%

MSA Safety, Inc.	6,180	673,558

Aerospace/Defense-Equipment - 0.8%

HEICO Corp.	17,020	1,438,530

Applications Software - 2.6%

HubSpot, Inc.†	18,990	2,640,180
New Relic, Inc.†	10,893	949,760
Smartsheet, Inc., Class A†#	44,720	1,202,968

		4,792,908

Banks-Commercial - 1.0%

Bank OZK	8,055	218,291
Signature Bank	5,248	647,236
Texas Capital Bancshares, Inc.†	17,464	1,041,902

		1,907,429

Beverages-Non-alcoholic - 0.6%

Primo Water Corp.†	72,650	1,054,878

Building & Construction Products-Misc. - 1.5%

Trex Co., Inc.†	43,202	2,753,264

Building Products-Air & Heating - 1.3%

Lennox International, Inc.	10,808	2,441,635

Building Products-Cement - 0.4%

Eagle Materials, Inc.	10,258	748,834

Building-Mobile Home/Manufactured Housing - 0.5%

Winnebago Industries, Inc.	38,362	960,201

Building-Residential/Commercial - 0.5%

TRI Pointe Group, Inc.†#	70,732	882,735

Casino Hotels - 1.2%

Boyd Gaming Corp.	93,581	2,322,680

Chemicals-Specialty - 1.0%

Ferro Corp.†	93,712	1,808,642

Computer Services - 0.6%

Elastic NV†	14,684	1,049,172

Computer Software - 2.7%

Cloudera, Inc.†	139,802	1,725,157
Envestnet, Inc.†	61,463	3,358,338

		5,083,495

Computers - 0.6%

Nutanix, Inc., Class A†	24,995	1,117,526

Diagnostic Equipment - 0.3%

GenMark Diagnostics, Inc.†#	102,220	532,566

Distribution/Wholesale - 2.6%

H&E Equipment Services, Inc.	46,906	1,038,968
Pool Corp.	13,615	2,212,574
SiteOne Landscape Supply, Inc.†#	25,466	1,569,724

		4,821,266

Diversified Manufacturing Operations - 1.2%

ITT, Inc.	41,361	2,293,468

Drug Delivery Systems - 0.8%

Nektar Therapeutics†	15,763	636,668
Revance Therapeutics, Inc.†	43,902	897,357

		1,534,025

E-Commerce/Products - 0.5%

Farfetch, Ltd., Class A†#	39,939	908,612

E-Commerce/Services - 0.9%

Groupon, Inc.†#	323,801	994,069
GrubHub, Inc.†	8,905	697,173

		1,691,242

Educational Software - 0.8%

Instructure, Inc.†#	37,578	1,419,321

Electric Products-Misc. - 1.0%

Littelfuse, Inc.	9,947	1,903,359

Electronic Components-Semiconductors - 3.0%

Inphi Corp.†#	77,729	3,100,610
Monolithic Power Systems, Inc.	18,503	2,443,691

		5,544,301

Enterprise Software/Service - 4.9%

Evolent Health, Inc., Class A†#	89,576	2,302,103
ManTech International Corp., Class A	21,580	1,214,954
Paycom Software, Inc.†#	16,356	2,171,586
Pluralsight, Inc., Class A†#	49,714	1,197,611
SailPoint Technologies Holding, Inc.†	85,833	2,234,233

		9,120,487

Entertainment Software - 0.6%

Glu Mobile, Inc.†	150,783	1,117,302

Finance-Investment Banker/Broker - 1.2%

Evercore, Inc., Class A	27,017	2,230,524

Food-Wholesale/Distribution - 1.7%

Performance Food Group Co.†	93,591	3,225,146

Footwear & Related Apparel - 1.6%

Wolverine World Wide, Inc.	87,332	3,021,687

Gambling (Non-Hotel) - 0.8%

Red Rock Resorts, Inc., Class A	56,008	1,465,169

Internet Application Software - 2.9%

Anaplan, Inc.†#	40,150	1,124,200
Okta, Inc.†	32,358	2,059,587
Zendesk, Inc.†	38,184	2,269,275

		5,453,062

Internet Security - 1.7%

Proofpoint, Inc.†	18,419	1,786,827
Zscaler, Inc.†#	36,789	1,444,336

		3,231,163

Internet Telephone - 1.0%

RingCentral, Inc., Class A†	23,186	1,922,119

Investment Companies - 0.5%

PennantPark Investment Corp.	133,335	977,346

Investment Management/Advisor Services - 0.2%

WisdomTree Investments, Inc.	47,650	337,839

Machinery-Construction & Mining - 1.0%

Oshkosh Corp.	25,043	1,786,317

Machinery-General Industrial - 1.2%

Applied Industrial Technologies, Inc.	34,797	2,269,808

Machinery-Pumps - 1.0%

Graco, Inc.	42,622	1,877,499

Medical Instruments - 0.9%

LivaNova PLC†	10,803	1,093,156

TransEnterix, Inc.†#	166,090	516,540

		1,609,696

Medical Labs & Testing Services - 1.7%

Teladoc Health, Inc.†#	49,653	3,100,830

Medical Products - 1.6%

iRhythm Technologies, Inc.†	25,783	1,910,005
Nevro Corp.†	27,260	1,131,562

		3,041,567

Medical-Biomedical/Gene - 8.9%

ACADIA Pharmaceuticals, Inc.†#	22,558	429,955
Adverum Biotechnologies, Inc.†	135,757	487,368
Atara Biotherapeutics, Inc.†#	37,497	1,498,005
Avrobio, Inc.†#	26,399	707,229
Biohaven Pharmaceutical Holding Co., Ltd.†#	39,741	1,350,797
Exact Sciences Corp.†#	20,375	1,588,843
FibroGen, Inc.†	31,288	1,356,648
Halozyme Therapeutics, Inc.†#	119,844	1,978,624
Homology Medicines, Inc.†#	68,064	1,496,727
Intercept Pharmaceuticals, Inc.†#	7,272	806,538
REGENXBIO, Inc.†#	26,475	1,586,117
Rubius Therapeutics, Inc.†	15,292	326,943
Sage Therapeutics, Inc.†#	6,800	783,972
Spark Therapeutics, Inc.†#	26,665	1,123,396
Twist Bioscience Corp.†#	36,626	969,124

		16,490,286

Medical-Drugs - 4.3%

Bellicum Pharmaceuticals, Inc.†	92,771	423,964
Clementia Pharmaceuticals, Inc.†#	68,968	962,793
Clovis Oncology, Inc.†#	13,866	238,634
Coherus Biosciences, Inc.†#	95,502	1,056,252
Global Blood Therapeutics, Inc.†#	9,537	300,797
Horizon Pharma PLC†	111,473	2,227,231
Optinose, Inc.†#	61,444	483,564
TherapeuticsMD, Inc.†#	268,208	1,349,086
Tricida, Inc.†#	33,615	1,003,408

		8,045,729

Medical-Hospitals - 0.6%

Acadia Healthcare Co., Inc.†#	32,373	1,099,711

Medical-Outpatient/Home Medical - 1.6%

Amedisys, Inc.†	22,393	3,051,046

Miscellaneous Manufacturing - 1.1%

John Bean Technologies Corp.	25,547	2,108,649

Non-Hazardous Waste Disposal - 1.9%

Advanced Disposal Services, Inc.†	131,679	3,548,749

Oil Companies-Exploration & Production - 0.7%

Centennial Resource Development, Inc., Class A†#	80,255	1,245,558

Oil Field Machinery & Equipment - 0.3%

Forum Energy Technologies, Inc.†	94,063	629,282

Patient Monitoring Equipment - 1.0%

Insulet Corp.†#	22,540	1,891,782

Real Estate Investment Trusts - 1.0%

CubeSmart	30,948	963,721
Highwoods Properties, Inc.	21,505	932,672

		1,896,393

Real Estate Management/Services - 0.5%

RE/MAX Holdings, Inc., Class A	27,671	912,313

Recreational Centers - 0.7%

Planet Fitness, Inc., Class A†	24,515	1,353,718

Retail-Automobile - 2.2%

Lithia Motors, Inc., Class A#	20,157	1,670,209
Rush Enterprises, Inc., Class A	61,292	2,335,225

		4,005,434

Retail-Discount - 1.9%

Ollie’s Bargain Outlet Holdings, Inc.†	39,386	3,493,538

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†#	35,632	1,180,488

Retail-Misc./Diversified - 1.6%

Hudson, Ltd., Class A†	144,721	3,002,961

Retail-Pet Food & Supplies - 0.8%

Freshpet, Inc.†	45,328	1,495,824

Retail-Restaurants - 1.3%

Texas Roadhouse, Inc.	35,407	2,337,924

Retail-Vision Service Center - 1.5%

National Vision Holdings, Inc.†	77,393	2,845,741

Savings & Loans/Thrifts - 0.4%

Axos Financial, Inc.†#	25,567	797,690

Schools - 2.3%

2U, Inc.†#	21,994	1,284,230
Bright Horizons Family Solutions, Inc.†	24,723	3,008,294

		4,292,524

Semiconductor Equipment - 2.7%

Entegris, Inc.	99,020	2,911,188
MKS Instruments, Inc.	28,057	2,201,352

		5,112,540

Steel Pipe & Tube - 1.2%

Advanced Drainage Systems, Inc.	84,863	2,314,214

Telecom Equipment-Fiber Optics - 1.1%

Ciena Corp.†	60,436	1,971,422

Telecom Services - 0.4%

Vonage Holdings Corp.†	72,099	763,528

Telecommunication Equipment - 0.8%

Quantenna Communications, Inc.†	97,058	1,453,929

Television - 1.3%

World Wrestling Entertainment, Inc., Class A	31,601	2,337,210

Therapeutics - 0.8%

G1 Therapeutics, Inc.†#	25,867	988,895
Portola Pharmaceuticals, Inc.†#	19,509	426,272

		1,415,167

Transport-Marine - 0.9%

Kirby Corp.†	21,233	1,620,927

Transport-Truck - 1.1%

Saia, Inc.†	33,590	2,025,813

Web Hosting/Design - 0.5%

Wix.com, Ltd.†	9,695	913,075

Total Long-Term Investment Securities
(cost $172,774,732)		182,698,561

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.7%

State Street Navigator Securities Lending Government Money Market Portfolio
2.22%(1)(2)
(cost $3,139,050)	3,139,050	3,139,050

TOTAL INVESTMENTS
(cost $175,913,782)	99.8%	185,837,611
Other assets less liabilities	0.2	316,190

NET ASSETS	100.0%	$186,153,801

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $38,307,323. This was secured by collateral of $3,139,050, which was received in cash and subsequently invested in short-term investments currently valued at $3,139,050 as reported in the Portfolio of Investments. Additional collateral of $36,057,809 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$337,437
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	524,859
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	116,693
United States Treasury Bills	0.00%	12/13/2018 to 04/04/2019	800,242
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	34,278,578

(2)	The rate shown is the 7-day yield as of November 30, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$182,698,561	$—	$—	$182,698,561
Short-Term Investment Securities	3,139,050	—	—	3,139,050

Total Investments at Value	$185,837,611	$—	$—	$185,837,611

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Aerospace/Defense-Equipment - 0.8%

Curtiss-Wright Corp.	11,100	$1,225,440
Moog, Inc., Class A	24,300	2,125,035

		3,350,475

Airlines - 0.4%

SkyWest, Inc.	28,600	1,649,648

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	11,300	255,945

Athletic Equipment - 0.1%

YETI Holdings, Inc.†#	17,800	299,752

Audio/Video Products - 0.1%

Sonos, Inc.†	38,100	467,868

Auto-Truck Trailers - 0.4%

Wabash National Corp.	117,400	1,824,396

Auto/Truck Parts & Equipment-Original - 1.6%

American Axle & Manufacturing Holdings, Inc.†	31,300	389,685
Cooper-Standard Holdings, Inc.†	16,700	1,221,104
Dana, Inc.	61,400	890,914
Meritor, Inc.†	96,000	1,584,000
Methode Electronics, Inc.	10,600	321,180
Modine Manufacturing Co.†	5,600	73,080
Tenneco, Inc.	54,000	1,822,500
Tower International, Inc.	15,700	441,484

		6,743,947

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	35,000	1,304,450

Banks-Commercial - 16.0%

1st Source Corp.	16,420	794,071
Allegiance Bancshares, Inc.†	4,500	170,685
American National Bankshares, Inc.	900	32,427
BancFirst Corp.	17,280	964,570
Bancorp, Inc.†	85,900	854,705
BancorpSouth Bank	10,700	329,453
Bank of Commerce Holdings	3,400	41,140
Bank of Hawaii Corp.#	22,480	1,792,780
Bank of Marin Bancorp	1,200	51,228
Bank of N.T. Butterfield & Son, Ltd.	46,200	1,833,216
Banner Corp.	26,600	1,596,000
Bryn Mawr Bank Corp.	4,300	169,076
Cadence BanCorp	2,200	45,122
Cathay General Bancorp	35,890	1,420,167
CenterState Bank Corp.	8,213	205,407
Central Pacific Financial Corp.	59,400	1,665,576
Central Valley Community Bancorp	6,900	140,415
Century Bancorp, Inc., Class A	1,118	91,397
Chemung Financial Corp.	800	34,560
Citizens & Northern Corp.	2,700	71,847
City Holding Co.	19,900	1,526,927
Community Bank System, Inc.#	18,680	1,226,529
Community Trust Bancorp, Inc.	22,718	1,049,799
Customers Bancorp, Inc.†	10,500	204,855
East West Bancorp, Inc.	7,073	379,749
Enterprise Financial Services Corp.	55,000	2,457,950
Farmers National Banc Corp.	12,700	178,054
FCB Financial Holdings, Inc., Class A†	33,800	1,339,832
Fidelity Southern Corp.	34,900	828,177
Financial Institutions, Inc.	29,500	887,360
First Bancorp, Inc./North Carolina	9,700	388,194
First BanCorp./Puerto Rico	382,100	3,458,005
First Bancshares, Inc.	3,300	116,226
First Business Financial Services, Inc.	7,700	165,165
First Citizens BancShares, Inc., Class A	1,940	833,172
First Commonwealth Financial Corp.	180,800	2,520,352
First Community Bancshares, Inc.	17,400	604,998
First Financial Bancorp	9,400	262,448
First Financial Bankshares, Inc.#	10,360	678,787
First Financial Corp.	4,700	219,443
First Hawaiian, Inc.	20,000	520,400
First Interstate BancSystem, Inc., Class A	13,070	567,630
First Merchants Corp.	24,100	1,013,164
First Midwest Bancorp, Inc.	12,600	297,234
Franklin Financial Network, Inc.†	5,000	168,500
Fulton Financial Corp.	46,000	800,860
Glacier Bancorp, Inc.	29,200	1,378,824
Great Southern Bancorp, Inc.	13,400	727,352
Great Western Bancorp, Inc.	13,600	507,552
Green Bancorp, Inc.	32,800	667,152
Hancock Holding Co.†	55,721	2,241,099
Hanmi Financial Corp.	59,500	1,335,180
Heartland Financial USA, Inc.	11,500	629,050
Heritage Commerce Corp.	7,600	108,604
Hope Bancorp, Inc.	62,827	954,970
IBERIABANK Corp.	29,900	2,235,025
Independent Bank Corp./Massachusetts	5,700	458,109
Independent Bank Corp./Michigan	27,100	622,758
Lakeland Financial Corp.	5,770	267,151
MB Financial, Inc.	2,400	110,112
Mercantile Bank Corp.	2,600	83,044
Midland States Bancorp, Inc.	4,200	108,990
Northrim BanCorp, Inc.	3,500	127,645
OFG Bancorp	67,800	1,232,604
Old Second Bancorp, Inc.	14,100	206,847
Pacific Mercantile Bancorp†	6,700	53,600
PacWest Bancorp	27,035	1,087,888
Peoples Bancorp, Inc.	11,000	383,900
Preferred Bank	18,600	952,692
Premier Financial Bancorp, Inc.	2,625	48,851
Republic Bancorp, Inc., Class A	5,700	246,639
S&T Bancorp, Inc.	2,980	125,965
Shore Bancshares, Inc.	3,300	52,800
Sierra Bancorp	4,700	133,480
Simmons First National Corp., Class A	5,178	152,233
South State Corp.	2,370	171,967
Stock Yards Bancorp, Inc.	2,650	83,078
Tompkins Financial Corp.	3,048	249,235
Towne Bank	2,800	80,108
TriCo Bancshares	30,600	1,176,570
TriState Capital Holdings, Inc.†	6,900	173,259
TrustCo Bank Corp.	33,100	261,159
Trustmark Corp.	53,200	1,720,488
UMB Financial Corp.	30,660	2,074,762
Umpqua Holdings Corp.	125,114	2,407,193
Union Bankshares Corp.	16,619	588,313
United Community Banks, Inc.	63,400	1,638,890
Washington Trust Bancorp, Inc.	5,180	272,468

Webster Financial Corp.	15,400	926,618
West Bancorporation, Inc.	5,330	109,265
Westamerica Bancorporation#	46,324	2,927,677
Wintrust Financial Corp.	22,600	1,748,110

		68,846,928

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	7,500	354,225

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†	47,600	660,212
MSG Networks, Inc., Class A†	10,800	289,224

		949,436

Building & Construction Products-Misc. - 0.1%

Armstrong Flooring, Inc.†	22,600	353,464
Louisiana-Pacific Corp.	2,500	57,150

		410,614

Building & Construction-Misc. - 1.1%
EMCOR Group, Inc.	52,898	3,854,148
MYR Group, Inc.†	23,800	744,940

		4,599,088

Building Products-Doors & Windows - 0.0%

Masonite International Corp.†	2,500	134,175

Building Products-Wood - 0.1%

Boise Cascade Co.	7,200	191,376
Universal Forest Products, Inc.	11,900	329,154

		520,530

Building-Heavy Construction - 0.1%

Tutor Perini Corp.†#	21,500	400,115

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	21,700	687,456

Building-Residential/Commercial - 1.3%

Hovnanian Enterprises, Inc., Class A†#	352,000	447,040
KB Home	186,100	3,928,571
TRI Pointe Group, Inc.†#	84,900	1,059,552

		5,435,163

Cable/Satellite TV - 0.0%

WideOpenWest, Inc.†	19,800	184,932

Capacitors - 0.2%

KEMET Corp.	44,500	911,360

Chemicals-Diversified - 0.0%

AdvanSix, Inc.†	2,900	83,259

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	3,800	56,050

Chemicals-Specialty - 0.2%

Minerals Technologies, Inc.	12,860	723,761
Stepan Co.	2,600	210,132

		933,893

Coal - 1.6%

Arch Coal, Inc., Class A#	32,400	2,633,148
NACCO Industries, Inc., Class A	7,700	270,347
Peabody Energy Corp.	64,400	2,005,416
Ramaco Resources, Inc.†#	22,400	118,720
SunCoke Energy, Inc.†	52,300	510,448
Warrior Met Coal, Inc.	57,800	1,369,860

		6,907,939

Commercial Services - 0.1%

Acacia Research Corp.†	150,858	479,728

Commercial Services-Finance - 0.6%

CBIZ, Inc.†	25,900	546,231
EVERTEC, Inc.	16,800	459,144
Green Dot Corp., Class A†	2,600	216,684
Travelport Worldwide, Ltd.	92,900	1,419,512

		2,641,571

Computer Services - 1.1%

Engility Holdings, Inc.†	12,100	378,367
Insight Enterprises, Inc.†	38,100	1,698,498
Perspecta, Inc.	27,500	580,525
Unisys Corp.†#	126,450	1,709,604
Virtusa Corp.†	8,300	367,939

		4,734,933

Computer Software - 0.0%

TiVo Corp.	17,800	176,220

Computers-Integrated Systems - 0.5%

NetScout Systems, Inc.†	86,700	2,321,826

Consulting Services - 1.9%

CRA International, Inc.	8,400	409,500
FTI Consulting, Inc.†	33,800	2,374,450
Huron Consulting Group, Inc.†	25,600	1,425,152
ICF International, Inc.	6,400	448,192
Kelly Services, Inc., Class A	29,200	669,264
Navigant Consulting, Inc.	72,800	1,865,136
Vectrus, Inc.†	36,300	879,549

		8,071,243

Consumer Products-Misc. - 1.0%

Central Garden & Pet Co., Class A†	49,300	1,533,230
Helen of Troy, Ltd.†	19,800	2,831,994

		4,365,224

Containers-Paper/Plastic - 0.1%

Graphic Packaging Holding Co.	20,210	242,318

Cosmetics & Toiletries - 0.4%

Edgewell Personal Care Co.†	42,300	1,768,140

Data Processing/Management - 0.4%

Fair Isaac Corp.†	9,520	1,890,958

Dental Supplies & Equipment - 0.7%

Patterson Cos., Inc.#	122,000	3,095,140

Dialysis Centers - 0.2%

American Renal Associates Holdings, Inc.†	60,900	1,010,331

Disposable Medical Products - 0.0%

CONMED Corp.	2,900	197,084

Distribution/Wholesale - 0.6%

Core-Mark Holding Co., Inc.	15,200	399,456
Essendant, Inc.	53,200	672,448
Nexeo Solutions, Inc.†	15,200	147,896

Titan Machinery, Inc.†	51,400	901,042
Veritiv Corp.†	19,100	579,685

		2,700,527

Diversified Manufacturing Operations - 0.9%

EnPro Industries, Inc.	2,800	197,064
Fabrinet†	52,400	2,763,052
Harsco Corp.†	30,100	805,175

		3,765,291

E-Commerce/Services - 0.7%

Liberty Expedia Holdings, Inc., Class A†	74,200	3,109,722

E-Marketing/Info - 0.1%

New Media Investment Group, Inc.	37,400	493,680

E-Services/Consulting - 0.2%

Perficient, Inc.†	29,700	751,707

Electric Products-Misc. - 0.0%

Graham Corp.	3,500	87,220

Electric-Distribution - 0.2%

Spark Energy, Inc., Class A#	43,500	395,415
Unitil Corp.	6,600	334,620

		730,035

Electric-Generation - 0.2%

Atlantic Power Corp.†#	320,300	701,457

Electric-Integrated - 2.7%

Avista Corp.#	34,080	1,772,842
El Paso Electric Co.	45,100	2,496,285
IDACORP, Inc.	13,900	1,365,536
MGE Energy, Inc.	4,400	290,796
NorthWestern Corp.	27,718	1,772,843
PNM Resources, Inc.	1,400	60,508
Portland General Electric Co.	78,900	3,799,035

		11,557,845

Electronic Components-Misc. - 1.4%

Bel Fuse, Inc., Class B	26,200	589,762
Benchmark Electronics, Inc.	100,321	2,391,653
Comtech Telecommunications Corp.	12,400	316,696
Kimball Electronics, Inc.†	22,200	391,608
OSI Systems, Inc.†	10,000	724,000
Sanmina Corp.†	48,500	1,311,440
Vishay Intertechnology, Inc.	11,900	248,115
Vishay Precision Group, Inc.†	2,700	91,611

		6,064,885

Electronic Components-Semiconductors - 1.4%

Alpha & Omega Semiconductor, Ltd.†	54,700	602,794
Amkor Technology, Inc.†	175,600	1,202,860
Photronics, Inc.†	41,200	399,640
Rambus, Inc.†	188,800	1,646,336
Synaptics, Inc.†#	17,100	657,666
Xperi Corp.	119,900	1,690,590

		6,199,886

Electronic Measurement Instruments - 0.2%

Stoneridge, Inc.†	28,300	757,025

Electronic Parts Distribution - 1.3%

Tech Data Corp.†	64,250	5,779,288

Energy-Alternate Sources - 0.8%

First Solar, Inc.†	5,000	222,250
FutureFuel Corp.	38,000	656,260
Renewable Energy Group, Inc.†#	62,700	1,689,765
REX American Resources Corp.†	14,700	1,022,973

		3,591,248

Engineering/R&D Services - 0.8%

Argan, Inc.	4,900	213,003
KBR, Inc.	131,500	2,441,955
VSE Corp.	26,500	771,945

		3,426,903

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	21,000	313,320

Enterprise Software/Service - 1.1%

Donnelley Financial Solutions, Inc.†	46,050	767,193
ManTech International Corp., Class A	4,000	225,200
MicroStrategy, Inc., Class A†	14,300	1,853,852
Progress Software Corp.	34,900	1,227,084
Verint Systems, Inc.†	13,600	617,848

		4,691,177

Finance-Consumer Loans - 0.3%

Enova International, Inc.†	28,400	628,776
Nelnet, Inc., Class A	12,500	680,625

		1,309,401

Finance-Investment Banker/Broker - 0.3%

Arlington Asset Investment Corp., Class A#	6,000	51,540
Houlihan Lokey, Inc.	4,400	186,120
Investment Technology Group, Inc.	25,700	774,341
Oppenheimer Holdings, Inc., Class A	5,100	145,401
Piper Jaffray Cos	2,500	178,425

		1,335,827

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	10,200	259,080

Finance-Mortgage Loan/Banker - 0.2%

PennyMac Financial Services, Inc.	47,900	982,429

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	35,200	371,008
HomeStreet, Inc.†	9,100	242,242

		613,250

Financial Guarantee Insurance - 0.9%

MBIA, Inc.†	178,200	1,659,042
MGIC Investment Corp.†	108,200	1,267,022
Radian Group, Inc.	50,600	931,040

		3,857,104

Food-Dairy Products - 0.0%

Dean Foods Co.#	40,600	204,624

Food-Misc./Diversified - 0.5%

Darling Ingredients, Inc.†	107,300	2,347,724

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.	11,750	395,388
SpartanNash Co.	46,100	864,375

		1,259,763

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†	16,000	2,131,840
Weyco Group, Inc.	900	29,808

		2,161,648

Gas-Distribution - 2.0%

New Jersey Resources Corp.	39,800	1,931,494
Northwest Natural Holding Co.	30,700	2,036,331
Southwest Gas Holdings, Inc.	37,640	2,964,903
Spire, Inc.	19,600	1,546,636

		8,479,364

Home Furnishings - 0.1%

Hooker Furniture Corp.	9,700	292,261

Housewares - 0.1%

Lifetime Brands, Inc.	27,200	324,768

Human Resources - 1.0%

Barrett Business Services, Inc.	15,400	1,083,390
Cross Country Healthcare, Inc.†	49,500	448,965
Heidrick & Struggles International, Inc.	7,500	274,950
Korn/Ferry International	19,500	954,915
TrueBlue, Inc.†	61,900	1,562,975

		4,325,195

Independent Power Producers - 1.1%

Clearway Energy, Inc., Class A	69,300	1,249,479
Clearway Energy, Inc., Class C	116,500	2,127,290
Vistra Energy Corp.†	60,029	1,409,481

		4,786,250

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	7,500	286,575

Insurance-Life/Health - 1.7%

American Equity Investment Life Holding Co.	62,600	2,136,538
CNO Financial Group, Inc.	171,209	3,133,125
Primerica, Inc.	19,000	2,258,720

		7,528,383

Insurance-Multi-line - 0.1%

Horace Mann Educators Corp.	10,280	414,078

Insurance-Property/Casualty - 1.7%

FedNat Holding Co.	13,800	301,944
First American Financial Corp.	15,800	763,614
Hallmark Financial Services, Inc.†	10,100	115,140
HCI Group, Inc.	11,400	619,590
Heritage Insurance Holdings, Inc.	89,600	1,438,080
National General Holdings Corp.	4,000	106,200
Navigators Group, Inc.	8,000	555,760
ProAssurance Corp.	16,980	742,535
Selective Insurance Group, Inc.	10,300	683,611
Stewart Information Services Corp.	16,700	702,402
Third Point Reinsurance, Ltd.†	92,300	952,536
Universal Insurance Holdings, Inc.	7,700	337,953

		7,319,365

Insurance-Reinsurance - 0.2%

Argo Group International Holdings, Ltd.†	10,275	712,263
Global Indemnity, Ltd.	1,600	54,816

		767,079

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	163,300	537,257

Investment Management/Advisor Services - 0.5%

Associated Capital Group, Inc., Class A#	1,500	63,735
BrightSphere Investment Group PLC	18,600	244,962
GAMCO Investors, Inc., Class A	2,600	56,056
Stifel Financial Corp.	24,600	1,187,442
Virtus Investment Partners, Inc.	7,200	684,000

		2,236,195

Linen Supply & Related Items - 0.1%

UniFirst Corp.	3,000	463,230

Machine Tools & Related Products - 0.1%

Milacron Holdings Corp.†	22,900	326,325

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	4,600	301,162

Machinery-Electrical - 0.0%

Bloom Energy Corp. Class A†#	3,300	54,285

Machinery-Farming - 0.2%

AGCO Corp.	13,060	779,421

Machinery-General Industrial - 0.4%

Applied Industrial Technologies, Inc.	1,100	71,753
DXP Enterprises, Inc.†	30,600	1,108,638
Kadant, Inc.	6,954	633,370

		1,813,761

Machinery-Pumps - 0.1%

SPX FLOW, Inc.†	13,700	514,161

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	16,000	300,000

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	90,600	925,026
NantHealth, Inc.†	28,667	25,539

		950,565

Medical Instruments - 0.2%

AngioDynamics, Inc.†	20,400	438,396
SI-BONE, Inc.†	20,200	362,792

		801,188

Medical Products - 0.1%

FONAR Corp.†	9,700	213,691
Integer Holdings Corp.†	1,600	141,728

		355,419

Medical-Biomedical/Gene - 1.2%

Abeona Therapeutics, Inc.†#	16,900	138,580
Acceleron Pharma, Inc.†#	4,300	227,599
Acorda Therapeutics, Inc.†	10,900	222,687
AMAG Pharmaceuticals, Inc.†#	41,798	754,454
Arcus Biosciences, Inc.†	45,465	519,210

BioCryst Pharmaceuticals, Inc.†#	59,800	548,964
Epizyme, Inc.†	34,000	252,280
Fate Therapeutics, Inc.†#	41,700	640,512
Five Prime Therapeutics, Inc.†	22,100	283,764
Iovance Biotherapeutics, Inc.†#	39,600	382,932
Karyopharm Therapeutics, Inc.†#	18,900	196,560
Medicines Co.†#	15,900	351,867
Scholar Rock Holding Corp.†#	15,200	370,272
Tocagen, Inc.†#	35,300	455,370

		5,345,051

Medical-Drugs - 1.0%

Corvus Pharmaceuticals, Inc.†#	19,000	113,620
Enanta Pharmaceuticals, Inc.†	4,800	379,872
Immune Design Corp.†	66,800	106,880
Intra-Cellular Therapies, Inc.†	18,200	262,990
Kala Pharmaceuticals, Inc.†	14,200	89,460
Lannett Co., Inc.†#	31,300	184,670
Mallinckrodt PLC†	49,700	1,182,363
Minerva Neurosciences, Inc.†	43,600	344,876
Prestige Consumer Healthcare, Inc.†#	22,300	865,686
Spero Therapeutics, Inc.†#	26,800	219,224
Vanda Pharmaceuticals, Inc.†	3,600	90,144
Zogenix, Inc.†#	11,300	464,317

		4,304,102

Medical-Generic Drugs - 0.5%

Amphastar Pharmaceuticals, Inc.†	17,800	386,616
Endo International PLC†	129,400	1,556,682
Momenta Pharmaceuticals, Inc.†	11,800	139,712

		2,083,010

Medical-HMO - 1.0%

Magellan Health, Inc.†	12,200	665,144
Molina Healthcare, Inc.†	3,000	419,130
Triple-S Management Corp., Class B†	129,220	2,465,518
WellCare Health Plans, Inc.†	2,400	611,712

		4,161,504

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†#	232,900	1,106,275

Medical-Outpatient/Home Medical - 0.0%

Civitas Solutions, Inc.†	6,400	88,832

Medical-Wholesale Drug Distribution - 0.4%

Diplomat Pharmacy, Inc.†#	12,900	199,692
Owens & Minor, Inc.#	176,050	1,343,262

		1,542,954

Metal Processors & Fabrication - 0.5%

Global Brass & Copper Holdings, Inc.	55,100	1,783,587
LB Foster Co., Class A†	8,200	158,670

		1,942,257

Metal Products-Distribution - 0.3%

Worthington Industries, Inc.	32,040	1,327,097

Metal-Aluminum - 0.2%

Kaiser Aluminum Corp.	8,300	811,159

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.†#	45,100	418,528

Miscellaneous Manufacturing - 0.0%

FreightCar America, Inc.†	5,100	48,654

Multimedia - 0.1%

Entravision Communications Corp., Class A	143,800	464,474

Networking Products - 0.1%

NETGEAR, Inc.†	8,500	470,900

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	7,900	120,554

Office Supplies & Forms - 0.6%

ACCO Brands Corp.	320,900	2,605,708

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.†#	18,000	226,800
Noble Corp. PLC†	177,700	741,009

		967,809

Oil Companies-Exploration & Production - 1.6%

Abraxas Petroleum Corp.†	325,500	530,565
Denbury Resources, Inc.†#	496,500	1,122,090
EP Energy Corp., Class A†#	255,828	281,411
Gulfport Energy Corp.†	277,900	2,367,708
Midstates Petroleum Co., Inc.†	12,000	99,720
PDC Energy, Inc.†	7,600	257,944
Sanchez Energy Corp.†#	53,600	37,525
Southwestern Energy Co.†#	75,200	362,464
Unit Corp.†	25,000	520,000
W&T Offshore, Inc.†#	245,700	1,427,517

		7,006,944

Oil Field Machinery & Equipment - 0.3%

Exterran Corp.†	20,900	470,250
Natural Gas Services Group, Inc.†	6,100	120,353
US Silica Holdings, Inc.#	50,300	713,757

		1,304,360

Oil Refining & Marketing - 0.7%

Delek US Holdings, Inc.	42,100	1,675,159
Murphy USA, Inc.†	16,400	1,328,728

		3,003,887

Oil-Field Services - 1.8%

Archrock, Inc.	108,400	1,105,680
FTS International, Inc.†	77,200	762,736
Matrix Service Co.†	50,791	1,038,168
McDermott International, Inc.†#	56,233	489,789
MRC Global, Inc.†	154,900	2,436,577
Nine Energy Service, Inc.†#	32,700	921,486
NOW, Inc.†	69,000	930,810

		7,685,246

Paper & Related Products - 0.9%

Domtar Corp.	13,640	594,431
Schweitzer-Mauduit International, Inc.	68,600	1,955,786
Verso Corp., Class A†	59,400	1,498,068

		4,048,285

Poultry - 0.0%

Sanderson Farms, Inc.	1,200	135,792

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	16,400	501,348

Printing-Commercial - 0.6%

Ennis, Inc.	11,500	224,595
LSC Communications, Inc.	84,300	844,686
Quad/Graphics, Inc.	101,600	1,664,208

		2,733,489

Publishing-Books - 0.4%

Houghton Mifflin Harcourt Co.†	120,400	1,197,980
Tribune Publishing Co.†	32,000	466,880

		1,664,860

Publishing-Newspapers - 0.5%

Gannett Co., Inc.#	192,800	1,999,336

Racetracks - 0.3%

Penn National Gaming, Inc.†	59,726	1,320,542
Speedway Motorsports, Inc.	5,600	97,328

		1,417,870

Real Estate Investment Trusts - 12.8%

AG Mtg. Investment Trust, Inc.	56,600	1,027,856
Alexander & Baldwin, Inc.†	27,375	567,484
American Assets Trust, Inc.	70,500	2,934,210
Apartment Investment & Management Co., Class A	12,979	611,181
Armada Hoffler Properties, Inc.	61,400	933,894
ARMOUR Residential REIT, Inc.#	16,200	358,668
Ashford Hospitality Trust, Inc.	167,380	828,531
Bluerock Residential Growth REIT, Inc.	6,300	57,330
Braemar Hotels & Resorts, Inc.	86,200	818,900
Capstead Mtg. Corp.	199,500	1,542,135
CBL & Associates Properties, Inc.#	49,640	129,560
Cedar Realty Trust, Inc.	53,200	190,988
Cherry Hill Mtg. Investment Corp.	52,144	991,257
City Office REIT, Inc.	11,700	127,998
CoreCivic, Inc.	99,800	2,190,610
CorEnergy Infrastructure Trust, Inc.	12,408	449,790
CorePoint Lodging, Inc.†	23,200	326,424
CoreSite Realty Corp.	15,400	1,500,884
Cousins Properties, Inc.	148,860	1,257,867
DiamondRock Hospitality Co.	265,534	2,798,728
Dynex Capital, Inc.	78,700	474,561
EPR Properties	1,700	120,411
First Industrial Realty Trust, Inc.	32,300	1,035,538
Franklin Street Properties Corp.#	45,500	350,350
GEO Group, Inc.	199,650	4,639,866
Getty Realty Corp.	54,646	1,671,621
Gladstone Commercial Corp.	10,000	191,400
Global Medical REIT, Inc.	17,600	166,672
Hersha Hospitality Trust	23,200	443,120
Highwoods Properties, Inc.	13,900	602,843
Hospitality Properties Trust	21,840	586,186
Hudson Pacific Properties, Inc.	6,500	200,590
InfraREIT, Inc.†	78,100	1,788,490
Invesco Mtg. Capital, Inc.	124,100	1,938,442
Jernigan Capital, Inc.#	42,200	902,236
Kite Realty Group Trust	38,300	632,333
LaSalle Hotel Properties	10,478	335,925
LTC Properties, Inc.	13,520	627,869
Mack-Cali Realty Corp.	58,100	1,258,446
Pebblebrook Hotel Trust#	45,600	1,592,352
Pennsylvania Real Estate Investment Trust#	60,880	498,607
Piedmont Office Realty Trust, Inc., Class A	117,500	2,177,275
Preferred Apartment Communities, Inc., Class A	62,000	927,520
PS Business Parks, Inc.	7,200	1,015,344
Redwood Trust, Inc.	59,700	996,393
RLJ Lodging Trust	28,826	586,321
Saul Centers, Inc.	1,600	84,240
Select Income REIT	10,000	193,000
STAG Industrial, Inc.	11,800	316,122
Sun Communities, Inc.	4,400	458,040
Sunstone Hotel Investors, Inc.	132,072	2,015,419
Tier REIT, Inc.	69,300	1,631,322
Two Harbors Investment Corp.	93,905	1,350,354
Urstadt Biddle Properties, Inc., Class A	20,800	428,064
Washington Prime Group, Inc.#	89,653	560,331
Washington Real Estate Investment Trust	1,300	35,048
Xenia Hotels & Resorts, Inc.	131,500	2,672,080

		55,149,026

Real Estate Operations & Development - 0.4%

Cushman & Wakefield PLC†#	92,300	1,718,626

Retail-Apparel/Shoe - 1.0%

American Eagle Outfitters, Inc.	11,900	249,067
Caleres, Inc.	15,800	477,634
Cato Corp., Class A	30,900	466,899
Chico’s FAS, Inc.	25,800	139,320
Children’s Place, Inc.#	15,350	1,989,974
DSW, Inc., Class A	3,100	85,994
Express, Inc.†#	75,700	472,368
Tilly’s, Inc., Class A	30,500	351,055

		4,232,311

Retail-Appliances - 0.2%

Conn’s, Inc.†#	36,200	1,010,342

Retail-Automobile - 0.2%

America’s Car-Mart, Inc.†	1,300	96,473
Rush Enterprises, Inc., Class A	21,900	834,390

		930,863

Retail-Discount - 0.3%

BJ’s Wholesale Club Holdings, Inc.†#	45,800	1,069,888
Citi Trends, Inc.	12,000	246,000

		1,315,888

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	287,200	318,792

Retail-Jewelry - 0.5%

Movado Group, Inc.	36,800	1,385,152
Signet Jewelers, Ltd.	17,500	922,250

		2,307,402

Retail-Misc./Diversified - 0.2%

Sally Beauty Holdings, Inc.†#	35,500	749,405

Retail-Office Supplies - 0.5%

Office Depot, Inc.	633,500	2,046,205

Retail-Pawn Shops - 0.2%

FirstCash, Inc.	10,000	890,500

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A#	16,790	1,165,058

Retail-Restaurants - 0.7%

Brinker International, Inc.	26,500	1,353,620
Cannae Holdings, Inc.†	50,600	881,958
Ruth’s Hospitality Group, Inc.	24,172	591,489

		2,827,067

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	40,900	633,541
Zumiez, Inc.†	13,400	264,248

		897,789

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	46,100	394,155

Rubber/Plastic Products - 0.7%

Myers Industries, Inc.	7,558	124,707
Trinseo SA	54,400	2,748,832

		2,873,539

Savings & Loans/Thrifts - 2.5%

BankFinancial Corp.	17,700	264,261
Beneficial Bancorp, Inc.	156,958	2,429,710
Berkshire Hills Bancorp, Inc.	3,100	105,865
Dime Community Bancshares, Inc.	20,600	375,950
First Defiance Financial Corp.	17,900	504,422
Flagstar Bancorp, Inc.†	12,300	399,135
Flushing Financial Corp.	26,000	607,620
HomeTrust Bancshares, Inc.	4,300	111,757
Investors Bancorp, Inc.	133,900	1,644,292
Meridian Bancorp, Inc.	42,600	696,510
Northfield Bancorp, Inc.	82,500	1,162,425
Oritani Financial Corp.	3,800	59,242
Riverview Bancorp, Inc.	11,500	93,610
Territorial Bancorp, Inc.	3,600	100,260
United Community Financial Corp.	16,700	159,819
United Financial Bancorp, Inc.	13,300	217,854
Washington Federal, Inc.	48,300	1,391,523
Waterstone Financial, Inc.	12,100	202,796
WSFS Financial Corp.	3,974	167,186

		10,694,237

Schools - 0.4%

K12, Inc.†	78,600	1,875,396

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	71,700	2,684,448
Cypress Semiconductor Corp.	22,722	315,836

		3,000,284

Semiconductor Equipment - 0.2%

Ultra Clean Holdings, Inc.†#	44,500	418,300
Veeco Instruments, Inc.†	56,200	492,312

		910,612

Steel-Producers - 0.2%

Commercial Metals Co.	36,300	699,501

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	40,600	1,324,372

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.	36,279	499,199
HC2 Holdings, Inc.†#	40,600	128,296
Spok Holdings, Inc.	3,100	45,167

		672,662

Telecommunication Equipment - 0.0%

ADTRAN, Inc.	9,700	120,765

Telephone-Integrated - 0.2%

Frontier Communications Corp.#	182,250	650,632
Windstream Holdings, Inc.†#	64,260	193,423

		844,055

Television - 0.4%

Gray Television, Inc.†	16,400	303,236
Sinclair Broadcast Group, Inc., Class A	29,000	912,050
TEGNA, Inc.	22,200	295,038

		1,510,324

Theaters - 0.0%

National CineMedia, Inc.	14,700	101,577

Tobacco - 0.1%

Vector Group, Ltd.#	28,515	359,289

Transactional Software - 0.3%

ACI Worldwide, Inc.†	34,500	996,360
Synchronoss Technologies, Inc.†	24,900	154,380

		1,150,740

Transport-Marine - 0.1%

Costamare, Inc.	114,698	607,899

Transport-Truck - 1.0%

ArcBest Corp.	80,620	3,245,761
Covenant Transportation Group, Inc., Class A†	10,200	232,356
YRC Worldwide, Inc.†	160,400	907,864

		4,385,981

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	31,900	607,057

Water - 0.4%

American States Water Co.	19,500	1,308,060
Artesian Resources Corp., Class A	1,600	58,176
Consolidated Water Co., Ltd.	15,000	185,850

		1,552,086

Wireless Equipment - 0.2%

InterDigital, Inc.	7,400	556,924
Ribbon Communications, Inc.†	56,300	300,642

		857,566

Total Common Stocks
(cost $397,372,907)		420,726,369

WARRANTS - 0.0%
Finance other services - 0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75) (cost $0)†(3)	994	0

Total Long-Term Investment Securities
(cost $397,372,907)		420,726,369

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $5,330,218)	5,330,218	5,330,218

REPURCHASE AGREEMENTS - 2.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $9,299,325 collateralized by $9,530,000 of United States Treasury Notes, bearing interest at 2.88% due 05/31/2025 and having an approximate value of $9,492,404 (cost $9,299,000)	$9,299,000	9,299,000

TOTAL INVESTMENTS
(cost $412,002,125)	101.0%	435,355,587
Liabilities in excess of other assets	(1.0)	(4,502,075)

NET ASSETS	100.0%	$430,853,512

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $45,794,959. This was secured by collateral of $5,330,218, which was received in cash and subsequently invested in short-term investments currently valued at $5,330,218 as reported in the Portfolio of Investments. Additional collateral of $41,378,963 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled secutities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,583,379
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	2,462,833
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	547,566
United States Treasury Bills	0.00%	12/13/2018 to 04/04/2019	1,024,344
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	35,760,841

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
128	Long	Russell 2000 E-Mini Index	December 2018	$9,828,550	$9,821,440	$(7,110)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$420,726,369	$—	$—	$420,726,369
Warrants	—	0	—	0
Short-Term Investment Securities	5,330,218	—	—	5,330,218
Repurchase Agreements	—	9,299,000	—	9,299,000

Total Investments at Value	$426,056,587	$9,299,000	$—	$435,355,587

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,110	$—	$—	$7,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	11,052	$850,672

Aerospace/Defense - 0.9%

TransDigm Group, Inc.†	18,481	6,684,023

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	6,923	292,081
Mosaic Co.	15,461	556,596

		848,677

Airlines - 0.9%

American Airlines Group, Inc.#	12,910	518,466
Delta Air Lines, Inc.	49,445	3,001,806
Southwest Airlines Co.	28,427	1,552,398
United Continental Holdings, Inc.†	10,775	1,041,943

		6,114,613

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.#	27,796	442,234
Michael Kors Holdings, Ltd.†	10,414	455,613
PVH Corp.	9,020	996,800
Ralph Lauren Corp.	6,830	760,862
Under Armour, Inc., Class C†#	12	268

		2,655,777

Applications Software - 5.4%

Intuit, Inc.	9,671	2,074,720
Microsoft Corp.	279,100	30,949,399
Red Hat, Inc.†	1,210	216,057
salesforce.com, Inc.†	35,670	5,092,249

		38,332,425

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	397,406	3,739,590

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	12,959	806,309

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	9,373	673,919

Banks-Commercial - 1.4%

BB&T Corp.	74,383	3,800,971
Citizens Financial Group, Inc.	47,718	1,735,027
M&T Bank Corp.	13,066	2,208,285
Regions Financial Corp.	94,954	1,561,993
Zions Bancorporation#	8,027	390,594

		9,696,870

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	72,771	3,733,880
Northern Trust Corp.	12,208	1,211,400
State Street Corp.	23,264	1,698,737

		6,644,017

Banks-Super Regional - 3.2%

Comerica, Inc.	9,086	719,430
Fifth Third Bancorp	51,422	1,436,216
Huntington Bancshares, Inc.	125,888	1,836,706
KeyCorp	80,910	1,483,889
PNC Financial Services Group, Inc.	46,295	6,285,935
SunTrust Banks, Inc.	38,298	2,400,902
US Bancorp	153,692	8,370,066

		22,533,144

Beverages-Non-alcoholic - 2.1%

Monster Beverage Corp.†	25,257	1,507,338
PepsiCo, Inc.	106,521	12,989,171

		14,496,509

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	13,534	415,764

Building Products-Air & Heating - 0.2%

Johnson Controls International PLC	31,887	1,109,030

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.#	4,626	882,132
Vulcan Materials Co.#	7,853	830,141

		1,712,273

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	182,197	7,107,505

Chemicals-Diversified - 0.5%

Eastman Chemical Co.	4,865	383,459
LyondellBasell Industries NV, Class A	16,839	1,571,247
PPG Industries, Inc.	15,472	1,691,554

		3,646,260

Chemicals-Specialty - 0.1%

International Flavors & Fragrances, Inc.	2,821	399,538

Commercial Services - 0.5%

Cintas Corp.	90	16,864
Ecolab, Inc.	18,285	2,934,560
Nielsen Holdings PLC	11,699	317,862

		3,269,286

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	19,111	2,817,344
H&R Block, Inc.	2,176	58,774
IHS Markit, Ltd.†	16,877	900,725
Moody’s Corp.	8,453	1,344,619
PayPal Holdings, Inc.†	41,742	3,581,881
S&P Global, Inc.	17,433	3,187,798

		11,891,141

Computer Aided Design - 0.1%

Autodesk, Inc.†	5,914	854,573

Computer Services - 1.0%

Accenture PLC, Class A	30,108	4,953,368
Cognizant Technology Solutions Corp., Class A	22,285	1,587,360
DXC Technology Co.	6,465	407,554

		6,948,282

Computer Software - 0.1%

Akamai Technologies, Inc.†	7,891	542,506

Computers - 4.0%

Apple, Inc.	147,355	26,314,656
Hewlett Packard Enterprise Co.	65,965	989,475
HP, Inc.	52,981	1,218,563

		28,522,694

Computers-Memory Devices - 0.2%

NetApp, Inc.	6,491	434,053
Seagate Technology PLC	5,843	251,775
Western Digital Corp.	10,824	491,301

		1,177,129

Consulting Services - 0.1%

Verisk Analytics, Inc.†	3,265	402,640

Consumer Products-Misc. - 0.3%

Kimberly-Clark Corp.	17,437	2,011,707

Containers-Metal/Glass - 0.1%

Ball Corp.#	13,967	685,919

Containers-Paper/Plastic - 0.1%

WestRock Co.	18,046	850,147

Cosmetics & Toiletries - 2.6%

Colgate-Palmolive Co.	54,097	3,436,242
Estee Lauder Cos., Inc., Class A	12,867	1,835,606
Procter & Gamble Co.	138,847	13,122,430

		18,394,278

Data Processing/Management - 0.3%

Fidelity National Information Services, Inc.	13,611	1,469,307
Fiserv, Inc.†	10,243	810,529
Paychex, Inc.	861	60,924

		2,340,760

Decision Support Software - 0.1%

MSCI, Inc.	2,759	433,411

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	2,260	519,551
DENTSPLY SIRONA, Inc.	10,902	411,878

		931,429

Diagnostic Equipment - 1.9%

Danaher Corp.	58,075	6,361,536
Thermo Fisher Scientific, Inc.	27,451	6,850,397

		13,211,933

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	3,384	689,524

Distribution/Wholesale - 0.2%

Fastenal Co.#	8,346	494,584
LKQ Corp.†	17,173	478,096
WW Grainger, Inc.	1,760	552,711

		1,525,391

Diversified Manufacturing Operations - 1.1%

Eaton Corp. PLC	38,539	2,965,191
Illinois Tool Works, Inc.	18,533	2,577,014
Ingersoll-Rand PLC	10,410	1,077,643
Parker-Hannifin Corp.	5,078	873,619

		7,493,467

Drug Delivery Systems - 0.1%

Nektar Therapeutics†	9,089	367,105

E-Commerce/Products - 0.2%

eBay, Inc.†	54,036	1,612,975

E-Commerce/Services - 1.4%

Booking Holdings, Inc.†	3,671	6,945,091
Expedia Group, Inc.	16,028	1,936,022
TripAdvisor, Inc.†	15,293	979,670

		9,860,783

Electric Products-Misc. - 0.6%

AMETEK, Inc.	15,508	1,138,752
Emerson Electric Co.	49,047	3,311,654

		4,450,406

Electric-Distribution - 0.3%

CenterPoint Energy, Inc.	20,325	569,303
PPL Corp.	54,806	1,676,516

		2,245,819

Electric-Integrated - 2.3%

AES Corp.	79,569	1,232,524
CMS Energy Corp.	29,428	1,532,904
Consolidated Edison, Inc.	81,065	6,513,573
Eversource Energy	26,645	1,820,919
WEC Energy Group, Inc.	66,541	4,822,892

		15,922,812

Electronic Components-Misc. - 0.1%

Corning, Inc.	14,457	465,805

Electronic Components-Semiconductors - 2.8%

Advanced Micro Devices, Inc.†#	23,560	501,828
Broadcom, Inc.	13,763	3,267,474
Intel Corp.	152,914	7,540,189
Micron Technology, Inc.†	36,234	1,397,183
NVIDIA Corp.	20,169	3,296,220
Texas Instruments, Inc.	34,179	3,412,773

		19,415,667

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	4,734	364,187

Electronic Forms - 0.7%

Adobe, Inc.†	19,766	4,959,092

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	21,961	1,588,878
Fortive Corp.	19,156	1,457,197

		3,046,075

Engines-Internal Combustion - 0.1%

Cummins, Inc.	6,249	943,974

Enterprise Software/Service - 0.8%

Oracle Corp.	112,814	5,500,811

Entertainment Software - 0.3%

Activision Blizzard, Inc.	25,193	1,256,627
Electronic Arts, Inc.†	9,818	825,399

		2,082,026

Finance-Credit Card - 3.7%

American Express Co.	22,084	2,479,371
Capital One Financial Corp.	13,167	1,180,817
Mastercard, Inc., Class A	42,682	8,582,070
Visa, Inc., Class A#	96,650	13,696,271

		25,938,529

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	61,770	2,767,296
Jefferies Financial Group, Inc.	19,378	423,409

		3,190,705

Finance-Other Services - 1.0%

CME Group, Inc.	21,056	4,002,324
Intercontinental Exchange, Inc.	35,493	2,900,488

		6,902,812

Food-Confectionery - 0.1%

J.M. Smucker Co.	7,210	753,517

Food-Meat Products - 0.1%

Hormel Foods Corp.	21,132	952,842

Food-Misc./Diversified - 1.1%

Campbell Soup Co.	12,530	491,176
General Mills, Inc.	40,475	1,712,497
Kellogg Co.	22,919	1,458,794
Kraft Heinz Co.	63,765	3,259,667
McCormick & Co., Inc.	6,434	965,100

		7,887,234

Food-Retail - 0.2%

Kroger Co.	58,169	1,725,293

Gas-Distribution - 0.1%

NiSource, Inc.	21,672	572,574

Home Decoration Products - 0.0%

Newell Brands, Inc.#	6,146	143,816

Independent Power Producers - 0.1%

NRG Energy, Inc.	23,444	900,953

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	7,177	1,251,238

Industrial Gases - 0.8%

Air Products & Chemicals, Inc.	19,422	3,124,417
Linde PLC	16,012	2,546,709

		5,671,126

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	1,320	840,391

Instruments-Scientific - 0.2%

PerkinElmer, Inc.	6,112	532,111
Waters Corp.†	3,852	764,930

		1,297,041

Insurance Brokers - 0.6%

Aon PLC	10,227	1,688,580
Marsh & McLennan Cos., Inc.	26,685	2,366,959
Willis Towers Watson PLC	2,359	376,143

		4,431,682

Insurance-Life/Health - 1.0%

Aflac, Inc.	70,131	3,207,792
Lincoln National Corp.	4,667	293,881
Principal Financial Group, Inc.	2,195	108,257
Prudential Financial, Inc.	34,163	3,203,123

		6,813,053

Insurance-Multi-line - 1.2%

Allstate Corp.	25,001	2,229,839
Chubb, Ltd.	41,760	5,584,982
Loews Corp.	18,961	911,266

		8,726,087

Insurance-Property/Casualty - 3.7%

Berkshire Hathaway, Inc., Class B†	100,563	21,946,869
Progressive Corp.	27,591	1,829,008
Travelers Cos., Inc.	18,754	2,444,959

		26,220,836

Internet Content-Entertainment - 0.9%

Netflix, Inc.†	18,195	5,206,136
Twitter, Inc.†	26,247	825,468

		6,031,604

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	2,918	378,611
BlackRock, Inc.	9,007	3,855,086
Franklin Resources, Inc.	7,521	254,887
Invesco, Ltd.	22,647	460,866
T. Rowe Price Group, Inc.	6,933	688,863

		5,638,313

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	29,313	3,976,895

Machinery-Farming - 0.3%

Deere & Co.	14,389	2,228,568

Machinery-General Industrial - 0.5%

Roper Technologies, Inc.	12,465	3,709,459

Medical Information Systems - 0.2%

Cerner Corp.†	19,428	1,125,075

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	8,660	1,403,007

Medical Labs & Testing Services - 0.9%

IQVIA Holdings, Inc.†	11,033	1,379,897
Laboratory Corp. of America Holdings†	16,337	2,379,321
Quest Diagnostics, Inc.	26,053	2,307,514

		6,066,732

Medical Products - 2.4%

Abbott Laboratories	105,118	7,783,988
ABIOMED, Inc.†	1,269	422,171
Baxter International, Inc.	39,184	2,686,063
Cooper Cos., Inc.	2,398	668,634
Henry Schein, Inc.†	16,711	1,490,621
Hologic, Inc.†	10,838	481,316
Stryker Corp.	18,325	3,215,305

		16,748,098

Medical-Biomedical/Gene - 3.7%

Alexion Pharmaceuticals, Inc.†	9,932	1,223,126
Amgen, Inc.	38,054	7,924,745
Biogen, Inc.†	8,809	2,939,739
Celgene Corp.†	33,566	2,424,137
Gilead Sciences, Inc.	65,520	4,713,509
Illumina, Inc.†	6,735	2,273,062
Incyte Corp.†	7,150	459,388
Regeneron Pharmaceuticals, Inc.†	4,154	1,518,910
Vertex Pharmaceuticals, Inc.†	13,073	2,363,468

		25,840,084

Medical-Drugs - 1.5%

AbbVie, Inc.	57,806	5,449,371
Zoetis, Inc.	57,355	5,383,914

		10,833,285

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	24,678	1,536,946

Medical-HMO - 1.4%

Centene Corp.†	20,664	2,939,454
Humana, Inc.	16,496	5,434,937
WellCare Health Plans, Inc.†	5,205	1,326,651

		9,701,042

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	23,079	3,323,145

Multimedia - 1.3%

Viacom, Inc., Class B	13,635	420,776
Walt Disney Co.	77,284	8,925,529

		9,346,305

Networking Products - 1.4%

Cisco Systems, Inc.	207,275	9,922,254

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	9,541	737,901
Waste Management, Inc.	23,165	2,171,719

		2,909,620

Office Automation & Equipment - 0.0%

Xerox Corp.	1,950	52,494

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	35,719	1,889,535
Apache Corp.	20,278	712,366
Cabot Oil & Gas Corp.	29,204	734,773
Concho Resources, Inc.†	10,550	1,375,087
Devon Energy Corp.	34,997	945,969
EOG Resources, Inc.	41,636	4,301,415
Hess Corp.	19,171	1,033,125
Marathon Oil Corp.	59,008	984,843
Noble Energy, Inc.	34,305	814,401
Occidental Petroleum Corp.	62,010	4,357,443
Pioneer Natural Resources Co.	14,113	2,085,196

		19,234,153

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	17,948	576,310

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	10,542	658,559
Valero Energy Corp.	27,544	2,200,765

		2,859,324

Oil-Field Services - 0.7%

Baker Hughes a GE Co., LLC	17,288	394,512
Schlumberger, Ltd.	87,337	3,938,899
TechnipFMC PLC	18,060	417,005

		4,750,416

Paper & Related Products - 0.1%

International Paper Co.	20,681	955,255

Pipelines - 0.8%

Kinder Morgan, Inc.	193,349	3,300,467
ONEOK, Inc.	42,365	2,602,482

		5,902,949

Real Estate Investment Trusts - 2.9%

American Tower Corp.	21,585	3,550,517
AvalonBay Communities, Inc.	6,291	1,198,876
Crown Castle International Corp.	19,264	2,213,433
Digital Realty Trust, Inc.	7,268	836,111
Equinix, Inc.	3,254	1,253,701
Equity Residential	12,765	909,506
HCP, Inc.	6,226	182,173
Host Hotels & Resorts, Inc.	7,543	143,317
Prologis, Inc.	30,915	2,081,816
Public Storage	6,488	1,383,631
SBA Communications Corp.†	2,446	417,801
Simon Property Group, Inc.	19,855	3,686,875
Ventas, Inc.	13,573	861,750
Welltower, Inc.	18,605	1,345,700
Weyerhaeuser Co.	21,113	557,594

		20,622,801

Respiratory Products - 0.1%

ResMed, Inc.	4,856	542,852

Retail-Apparel/Shoe - 0.3%

L Brands, Inc.	4,451	147,373
Ross Stores, Inc.	13,459	1,179,008
Tapestry, Inc.	25,288	984,462

		2,310,843

Retail-Auto Parts - 0.3%

Genuine Parts Co.	9,359	970,622
O’Reilly Automotive, Inc.†	2,883	999,767

		1,970,389

Retail-Automobile - 0.0%

CarMax, Inc.†#	1,599	105,646

Retail-Building Products - 1.8%

Home Depot, Inc.	54,087	9,752,968
Lowe’s Cos., Inc.	31,301	2,953,875

		12,706,843

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	6,713	433,593

Retail-Discount - 0.2%

Dollar Tree, Inc.†	14,975	1,299,381

Retail-Drug Store - 0.7%

Walgreens Boots Alliance, Inc.	60,248	5,101,198

Retail-Jewelry - 0.0%

Tiffany & Co.	1,709	155,519

Retail-Major Department Stores - 0.5%

Nordstrom, Inc.	7,241	382,831
TJX Cos., Inc.	58,528	2,859,093

		3,241,924

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	1,363	405,888

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	12,123	814,302
Macy’s, Inc.	18,583	635,910

		1,450,212

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†	911	431,094
Darden Restaurants, Inc.	6,198	685,127
Starbucks Corp.	77,383	5,162,994
Yum! Brands, Inc.	30,747	2,835,488

		9,114,703

Semiconductor Components-Integrated Circuits - 0.5%
Analog Devices, Inc.	5,034	462,725
QUALCOMM, Inc.#	47,250	2,752,785

		3,215,510

Semiconductor Equipment - 0.1%

Applied Materials, Inc.	21,354	796,077
Lam Research Corp.	1,330	208,757

		1,004,834

Steel-Producers - 0.4%

Nucor Corp.	51,635	3,119,270

Telephone-Integrated - 2.1%

CenturyLink, Inc.	53,371	1,003,375
Verizon Communications, Inc.	224,670	13,547,601

		14,550,976

Television - 0.1%

CBS Corp., Class B	13,542	733,706

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	6,292	823,308

Toys - 0.1%

Hasbro, Inc.#	6,458	587,678
Mattel, Inc.†#	4,565	63,454

		651,132

Transport-Rail - 1.1%

CSX Corp.	24,450	1,775,803
Norfolk Southern Corp.	7,461	1,273,891
Union Pacific Corp.	29,492	4,535,280

		7,584,974

Transport-Services - 0.4%

United Parcel Service, Inc., Class B	27,258	3,142,575

Water - 0.6%

American Water Works Co., Inc.	45,331	4,325,031

Web Hosting/Design - 0.2%

VeriSign, Inc.†	10,218	1,594,621

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	23,579	26,164,437

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	3,732	489,825

Total Long-Term Investment Securities
(cost $517,924,818)		687,633,722

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2)	440,122	440,122

U.S. Government Treasuries - 0.3%

United States Treasury Bills
2.23% due 02/07/2019(3)	$2,400,000	2,389,880

Total Short-Term Investment Securities
(cost $2,830,011)		2,830,002

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $14,268,499 collateralized by $7,675,000 of United States Treasury Notes, bearing interest at 2.50% due 01/31/2025 and by $7,250,000 of United States Treasury Notes, bearing interest at 2.13% due 03/21/2024 and having an approximate aggregate value of $14,555,700 (cost $14,268,000)	14,268,000	14,268,000

TOTAL INVESTMENTS
(cost $535,022,829)	100.0%	704,731,724
Liabilities in excess of other assets	(0.0)	(20,744)

NET ASSETS	100.0%	$704,710,980

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2018.
(2)

At November 30, 2018, the Fund had loaned securities with a total value of $22,156,778. This was secured by collateral of $440,122, which was received in cash and subsequently invested in short-term investments currently valued at $440,122 as reported in the Portfolio of Investments. Additional collateral of $22,015,840 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$944,741
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	1,469,477
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	326,712
United States Treasury Bills	0.00%	12/13/2018 to 04/25/2019	2,122,247
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	17,152,663

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
133	Long	S&P 500 E-Mini Index	December 2018	$19,488,459	$18,342,695	$(1,145,764)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$687,633,722	$—	$—	687,633,722
Short Term Investment Securities:
Registered Investment Companies	440,122	—	—	440,122
U.S. Government Treasuries	—	2,389,880	—	2,389,880
Repurchase Agreements	—	14,268,000	—	14,268,000

Total Investments at Value	$688,073,844	$16,657,880	$—	$704,731,724

LIABILITES:
Other Financial Instruments:+
Futures Contracts	$1,145,764	$—	$—	$1,145,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2018 - (unaudited)

Security Description	Principal Amount/ Shares (18)	Value (Note 1)
ASSET BACKED SECURITIES - 1.4%
Diversified Financial Services - 1.4%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$225,000	$224,434
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	302,868
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	400,000	394,446
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	317,088
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 11/15/2051(1)	2,000,000	2,090,954
BX Trust FRS Series 2018-MCSF, Class A 2.88% (1 ML+0.58%) due 04/15/2035*(1)	900,000	893,816
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	175,000	170,438
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	401,138
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	802,237	788,331
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	98,654
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	99,584
Citigroup Commercial Mtg. Trust Series 2018-C5, Class A4 4.23% due 06/10/2051(1)	1,000,000	1,020,593
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.11% due 03/10/2048(1)(3)(4)	3,081,354	120,841
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(1)	1,000,000	1,016,696
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	147,557
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	483,944
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.01% (1 ML+0.70%) due 06/15/2034*(1)	1,000,000	997,491
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	98,297
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	112,302
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	99,550
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	129,000	126,883
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	242,442
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,057
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	74,758
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	367,000	367,390
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,491
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	199,899
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	250,000	246,238
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,289
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	150,316
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	196,319

Total Asset Backed Securities
(cost $11,909,117)		11,875,104

U.S. CORPORATE BONDS & NOTES - 32.2%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	108,000	106,889

Aerospace/Defense - 0.0%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	248,000	247,340

Aerospace/Defense-Equipment - 0.4%

Harris Corp. Senior Notes 4.40% due 06/15/2028		398,000	392,618
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028		174,000	173,151
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021		1,535,000	1,423,712
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	300,000	336,264
United Technologies Corp. Senior Notes 1.90% due 05/04/2020		260,000	254,339
United Technologies Corp. Senior Notes 3.95% due 08/16/2025		174,000	171,875
United Technologies Corp. Senior Notes 4.13% due 11/16/2028		247,000	241,848

			2,993,807

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(5)		47,508	47,679
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		862,319	863,397

			911,076

Applications Software - 0.2%

CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		1,266,000	1,259,670

Auto-Cars/Light Trucks - 0.3%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		396,000	390,657
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		273,000	260,458
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		518,000	509,815
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*		278,000	277,026
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021		489,000	472,041
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		412,000	391,704
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		353,000	349,453

			2,651,154

Auto-Heavy Duty Trucks - 0.3%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,329,000	1,279,162
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		1,234,000	1,175,385

			2,454,547

Banks-Commercial - 0.6%

Associated Bank NA Senior Notes 3.50% due 08/13/2021		244,000	241,990
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,106,000	1,119,376
Citizens Bank NA Senior Notes 2.55% due 05/13/2021		268,000	260,550
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		238,000	235,720
Discover Bank Sub. Notes 4.68% due 08/09/2028		268,000	263,905
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		443,000	440,622
KeyBank NA Senior Notes 3.35% due 06/15/2021		265,000	264,035
Regions Bank Senior Notes 3.37% due 08/13/2021		324,000	322,102
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		700,000	878,955
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023		442,000	418,649
SunTrust Bank Senior Notes 3.50% due 08/02/2022		308,000	305,166
ZB NA Senior Notes 3.50% due 08/27/2021		250,000	248,885

			4,999,955

Banks-Super Regional - 0.2%

Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		684,000	640,701
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023		317,000	306,074

Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	357,000	337,610
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	382,000	375,297

		1,659,682

Batteries/Battery Systems - 0.3%

Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*#	1,450,000	1,363,000
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,293,000	1,260,675

		2,623,675

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	188,000	185,190
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	498,000	488,958

		674,148

Brewery - 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	233,000	219,803
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	119,000	111,941
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	443,000	411,799
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	341,000	334,094
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	148,000	132,785

		1,210,422

Broadcast Services/Program - 0.3%

Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	224,000	218,955
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	369,000	357,550
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,985,000	1,858,456

		2,434,961

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	469,000	357,658
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,425,000	1,389,375

		1,747,033

Building & Construction-Misc. - 0.3%

Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,246,000	1,202,390
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,253,000	1,180,952

		2,383,342

Building-Heavy Construction - 0.2%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,824,000

Building-Residential/Commercial - 0.2%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	219,000	192,173
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	1,253,000	1,149,627

		1,341,800

Cable/Satellite TV - 1.2%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,486,000	1,504,575
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	517,775
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	962,850
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	472,000	476,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	26,414
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	109,000	101,517

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		98,000	100,050
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024		340,000	337,719
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		60,000	53,907
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		341,000	333,637
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048		292,000	284,324
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		4,095,000	3,927,310
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		1,440,000	1,260,000

			9,886,208

Casino Services - 0.2%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*#		1,660,000	1,606,050

Cellular Telecom - 1.0%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		7,237,000	7,614,771
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		730,000	725,438

			8,340,209

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*		247,000	247,527
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028		702,000	711,465

			958,992

Chemicals-Fibers - 0.2%

Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*		1,575,000	1,441,125

Chemicals-Specialty - 0.2%

Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		1,915,000	1,723,500
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		155,000	193,587

			1,917,087

Coal - 0.2%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,754,000	1,723,305

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048		29,000	23,346

Commercial Services - 0.0%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		228,000	218,175

Commercial Services-Finance - 0.3%

Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*		404,000	398,697
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*		1,810,000	1,724,025

			2,122,722

Computer Services - 0.4%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		2,618,000	2,421,650
IBM Credit LLC Senior Notes 2.65% due 02/05/2021		611,000	601,112
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022#		638,000	615,061

			3,637,823

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,265,000	1,068,925

Computers - 0.4%

Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	800,000	913,621
Apple, Inc. Senior Notes 2.85% due 05/06/2021		183,000	181,699
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,355,000	1,369,800
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		457,000	493,015

Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		57,000	55,030

			3,013,165

Computers-Integrated Systems - 0.3%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#		1,821,000	1,124,467
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		1,650,000	1,608,750

			2,733,217

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		1,350,000	1,221,750

Containers-Metal/Glass - 0.3%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		854,000	913,780
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,584,000	1,516,680

			2,430,460

Containers-Paper/Plastic - 0.3%

Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*		1,700,000	1,525,750
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		934,000	936,335

			2,462,085

Cosmetics & Toiletries - 0.5%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#		1,425,000	1,254,000
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,328,000	1,215,120
Procter & Gamble Co. Senior Notes 1.20% due 10/30/2028	EUR	700,000	790,910
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	550,000	631,659

			3,891,689

Data Processing/Management - 0.0%

Fiserv, Inc. Senior Notes 4.20% due 10/01/2028		224,000	220,910

Diagnostic Equipment - 0.2%

Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*#		1,482,000	1,426,425

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,300,000	1,212,250

Diversified Banking Institutions - 1.5%

Bank of America Corp. Senior Notes 0.75% due 07/26/2023#	EUR	1,125,000	1,261,562
Bank of America Corp. Senior Notes 3.55% due 03/05/2024		304,000	298,055
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		269,000	266,211
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		951,000	907,885
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		196,000	213,537
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		833,000	798,659
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		738,000	712,438
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048		180,000	171,760
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		91,000	83,642
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		104,000	112,536
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	900,000	986,864
Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	500,000	544,115
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	700,000	814,842
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		315,000	301,831
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		674,000	588,572
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		331,000	319,234

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		225,000	256,981
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		882,000	863,925
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		574,000	511,284
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	405,021
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,812,000	1,835,139

			12,254,093

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 2.13% due 05/17/2037	EUR	500,000	430,440

Electric-Distribution - 0.1%

Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048		213,000	204,752
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*		567,000	553,297

			758,049

Electric-Generation - 0.0%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		139,000	139,745

Electric-Integrated - 0.8%

Ameren Illinois Co. 1st Mtg. Bonds 4.50% due 03/15/2049		283,000	284,812
American Electric Power Co, Inc. Senior Notes 4.30% due 12/01/2028		233,000	232,222
Consumers Energy Co. 1st Mtg. Notes 4.35% due 04/15/2049		198,000	195,779
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		272,000	285,880
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.95% due 11/15/2028		288,000	289,298
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		160,000	156,526
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		215,000	208,465
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		221,000	211,492
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047		404,000	388,375
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		931,000	1,175,009
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		224,000	217,877
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*		432,000	387,780
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020		167,000	166,434
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*		282,000	283,375
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027		304,000	250,702
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028		366,000	363,361
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048		251,000	241,313
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042		166,000	157,263
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		562,000	547,781
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048		239,000	213,227
Tucson Electric Power Co. Senior Bonds 4.85% due 12/01/2048		188,000	188,998

			6,445,969

Electronic Components-Semiconductors - 0.0%

Intel Corp. Senior Notes 2.45% due 07/29/2020		333,000	329,877

Electronic Measurement Instruments - 0.1%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024		32,000	32,315
Trimble, Inc. Senior Notes 4.90% due 06/15/2028		612,000	602,376

			634,691

Electronic Parts Distribution - 0.2%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,149,000	2,079,554

Electronic Security Devices - 0.0%

Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	95,000	88,519

Energy-Alternate Sources - 0.2%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,869,000	1,817,602

Enterprise Software/Service - 0.3%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	1,709,000	1,723,954
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	697,000	693,515
Oracle Corp. Senior Notes 2.95% due 11/15/2024	519,000	495,787

		2,913,256

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,608,378
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	750,000	680,625
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,289,000	1,705,305
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,850,000	1,741,312
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	549,000	516,060

		6,251,680

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,751,625
American Express Co. Senior Notes 2.50% due 08/01/2022	402,000	383,391
American Express Co. Senior Notes 4.20% due 11/06/2025	171,000	171,318
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	165,000	149,855

		2,456,189

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	211,000	182,892
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	1,969
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)(6)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)(6)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,730,000	1,639,175

		1,824,061

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,681,813

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	457,000	447,942
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	248,000	237,721
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	168,000	162,024

		847,687

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	140,000	132,968

Food-Misc./Diversified - 0.1%

Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	318,000	316,051
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	349,000	350,051
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	332,209

		998,311

Food-Retail - 0.3%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,724,000	2,431,170

Gambling (Non-Hotel) - 0.2%

Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*#		1,325,000	1,240,399
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(6)		272,905	4,857

			1,245,256

Hotels/Motels - 0.3%

Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024		1,460,000	1,425,982
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		1,195,000	1,102,507

			2,528,489

Independent Power Producers - 0.1%

NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024		1,020,000	966,450

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		186,000	176,278

Insurance-Life/Health - 0.0%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*		76,000	66,960
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		264,000	197,564

			264,524

Insurance-Multi-line - 0.1%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034		144,000	161,354
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		700,000	698,403

			859,757

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	272,403
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		628,000	612,378

			884,781

Insurance-Property/Casualty - 0.3%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		232,000	226,978
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,265,000	1,258,675
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	950,000	1,032,207

			2,517,860

Internet Connectivity Services - 0.2%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,360,699

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,375,000	1,402,500

Investment Companies - 0.1%

FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		1,245,000	1,220,100

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		150,000	143,895
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		151,000	150,256
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		228,000	225,812
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,264,000	1,163,259

			1,683,222

Machinery-Electrical - 0.0%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		276,000	274,632

Machinery-Farming - 0.1%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		463,000	457,870
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		180,000	176,210
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		159,000	159,175

			793,255

Machinery-General Industrial - 0.1%

Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028		533,000	519,970

Machinery-Thermal Process - 0.1%

Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*		966,000	956,340

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		1,256,000	1,284,511

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020		433,000	429,325

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		418,000	398,442
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*		2,144,000	2,117,200
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	215,448

			2,731,090

Medical-Biomedical/Gene - 0.0%

Celgene Corp. Senior Notes 3.63% due 05/15/2024		167,000	161,917
Celgene Corp. Senior Notes 4.55% due 02/20/2048		130,000	112,574

			274,491

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 4.88% due 11/14/2048		233,000	212,181
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		170,000	168,210
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021#		163,000	162,656

			543,047

Medical-Generic Drugs - 0.0%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022		124,000	119,912

Medical-HMO - 0.2%

Halfmoon Parent, Inc. Senior Sec. Notes 4.80% due 08/15/2038*		269,000	258,848
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*		265,000	252,292
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		1,242,000	1,190,450
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		224,000	223,015

			1,924,605

Medical-Hospitals - 0.4%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		1,039,000	1,046,792
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		2,500,000	2,515,625

			3,562,417

Medical-Wholesale Drug Distribution - 0.0%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*		99,000	100,925

Metal Processors & Fabrication - 0.2%

Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*		1,508,000	1,492,920

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023		1,358,000	1,264,638

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#		1,825,000	1,679,000

Multimedia - 0.3%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*		1,315,000	1,232,812
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		236,000	208,478
Warner Media LLC Company Guar. Notes 1.95% due 09/15/2023	EUR	550,000	647,716

			2,089,006

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		371,000	362,347

Office Supplies & Forms - 0.0%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028		401,000	399,532

Oil Companies-Exploration & Production - 1.8%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		224,000	238,313
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026		1,460,000	1,405,250

Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	1,175,000	1,110,375
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	249,000	243,431
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,236,000	1,269,990
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,475,000	1,150,500
Hess Corp. Senior Notes 5.60% due 02/15/2041	344,000	300,988
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,929,000	1,750,568
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,323,000	1,336,230
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	143,000	154,358
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,297,000	1,292,136
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	1,665,000	1,525,556
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	782,000	195,500
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,250,000	1,259,375
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	1,549,000	1,510,275

		14,742,845

Oil Companies-Integrated - 0.0%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	358,000	351,652

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,359,685

Oil Refining & Marketing - 0.0%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	231,000	229,268

Oil-Field Services - 0.6%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	866,000	857,340
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,455,000	1,204,012
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	745,000	735,688
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,322,000	1,054,295
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,230,000	1,200,787

		5,052,122

Paper & Related Products - 0.1%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	500,000	497,784
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	473,000	472,587
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	135,000	139,081

		1,109,452

Petrochemicals - 0.0%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	157,000	154,099

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	220,000	209,888
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	139,000	134,922
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	100,526	98,958
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	62,795	66,060
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	135,854	144,753

		654,581

Pipelines - 1.7%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047		292,000	263,328
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		1,955,000	2,106,512
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		230,000	216,511
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023		1,320,000	1,288,650
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035		70,000	62,152
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036		168,000	171,638
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		107,000	97,671
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	13,684
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,403,000	1,227,625
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		678,000	638,168
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		1,252,000	1,236,350
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024		280,000	277,484
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		110,000	122,106
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	925,000	1,062,871
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*		244,000	248,498
MPLX LP Senior Notes 4.00% due 03/15/2028		266,000	246,264
MPLX LP Senior Notes 4.80% due 02/15/2029		135,000	132,772
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		288,000	283,680
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		2,179,000	2,080,945
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		1,743,000	1,690,710
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045		100,000	86,599
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		247,000	235,748
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023		527,000	513,008
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		265,000	260,476

			14,563,450

Platinum - 0.1%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		530,000	479,544

Poultry - 0.2%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*#		1,990,000	1,885,525

Publishing-Books - 0.1%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#		1,405,000	1,148,588

Quarrying - 0.2%

Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*#		1,950,000	1,608,750

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		633,000	615,466

Real Estate Investment Trusts - 2.0%

American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	400,000	454,108
Boston Properties LP Senior Notes 4.50% due 12/01/2028		404,000	402,732

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,350,000	1,306,125
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	72,000	70,096
ERP Operating LP Senior Notes 4.15% due 12/01/2028	188,000	187,851
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,990,000	1,902,937
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,045,000	943,113
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	1,020,000	918,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,035,000	1,026,513
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,290,000	1,140,037
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,385,000	1,322,675
iStar, Inc. Senior Notes 6.00% due 04/01/2022	616,000	607,715
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	158,000	135,269
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,364,000	1,295,800
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	100,000	94,465
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,575,000	1,494,302
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	327,000	331,953
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025#	2,250,000	2,098,125
UDR, Inc. Company Guar. Notes 3.50% due 01/15/2028	108,000	100,276
UDR, Inc. Company Guar. Notes 4.40% due 01/26/2029	277,000	275,588
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	172,000	159,647
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	180,000	179,099

		16,446,426

Real Estate Management/Services - 0.6%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	1,902,972
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*	1,269,000	1,247,017
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	2,020,000	1,815,475

		4,965,464

Real Estate Operations & Development - 0.2%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,310,000	1,244,500

Rental Auto/Equipment - 0.5%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,294,000	1,158,130
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	1,460,000	1,350,500
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	1,320,000	1,324,950

		3,833,580

Retail-Appliances - 0.2%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,492,000	1,450,970

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	308,000	285,925
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,325,000	1,242,187

		1,528,112

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	198,000	197,878

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	680,000	655,978

Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	475,000	597,273

			1,253,251

Retail-Leisure Products - 0.2%

Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*#		1,352,000	1,304,950

Retail-Mail Order - 0.1%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024		652,000	638,984

Retail-Office Supplies - 0.2%

Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*		2,315,000	2,048,775

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		1,163,000	1,142,648

Retail-Restaurants - 0.2%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		794,000	752,315
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		711,000	711,000

			1,463,315

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)		25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,684,000	1,570,330

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		447,000	464,761
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		824,000	901,009
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		532,000	532,704

			1,898,474

Security Services - 0.2%

ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023		1,701,000	1,586,183

Semiconductor Components-Integrated Circuits - 0.0%

QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025		361,000	343,669

Steel-Producers - 0.4%

AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#		827,000	678,140
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*		1,169,000	1,113,473
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		1,235,000	1,166,420

			2,958,033

Telecommunication Equipment - 0.1%

Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*		879,000	879,000

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	975,000	1,039,738
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		884,000	782,670
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*		511,000	463,997
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#		3,013,000	3,020,532
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#		2,060,000	1,199,950
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024#		2,110,000	1,213,250
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	330,000	369,437
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		152,000	144,076
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		796,000	818,189

			9,051,839

Television - 0.5%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,530,000	1,637,100
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024		231,000	222,898
Gray Escrow, Inc. Senior Notes 7.00% due 05/15/2027*		895,000	908,514

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		1,100,000	1,053,250
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		273,000	265,493

			4,087,255

Transport-Equipment & Leasing - 0.0%

GATX Corp. Senior Notes 4.35% due 02/15/2024		407,000	406,942

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		261,000	250,892

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		220,000	212,634
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049		338,000	321,922

			534,556

Transport-Services - 0.0%

FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048		133,000	112,169
FedEx Corp. Company Guar. Notes 4.95% due 10/17/2048#		159,000	154,052

			266,221

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		422,000	410,627

Total U.S. Corporate Bonds & Notes
(cost $282,983,739)			269,224,873

FOREIGN CORPORATE BONDS & NOTES - 16.3%
Agricultural Chemicals - 0.4%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,524,215
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		1,279,000	1,298,185
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		309,000	297,144

			3,119,544

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	639,797

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,510,000	1,308,868
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		924,000	910,795

			2,219,663

Banks-Commercial - 1.5%

AIB Group PLC Senior Notes 4.75% due 10/12/2023*		497,000	488,437
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	1,000,000	1,097,574
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	857,247
Banco Internacional del Peru SAA Interbank Senior Notes 3.38% due 01/18/2023#		1,000,000	947,500
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024#		890,000	906,882
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	700,000	888,729
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	1,000,000	1,288,139
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		381,000	372,150
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		425,000	415,958
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,515,000	1,830,903
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	219,067
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*		206,000	166,175
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*#		307,000	269,677
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023		456,000	452,493

Royal Bank of Canada Senior Notes 3.70% due 10/05/2023		213,000	212,052
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	750,000	807,640
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		402,000	392,643
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*		215,000	214,006
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#		260,000	258,887
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		950,000	859,750

			12,945,909

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 2.00% due 07/25/2029	EUR	675,000	706,825
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	244,512

			951,337

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		1,431,000	1,343,351

Cable/Satellite TV - 0.8%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,170,000	2,039,800
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		419,000	410,620
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		2,665,000	2,158,650
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		1,220,000	1,171,200
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		704,000	675,404

			6,455,674

Cellular Telecom - 0.3%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,654,000	1,534,085
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025#		510,000	500,437
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	202,000
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	198,140
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025		121,000	118,046

			2,552,708

Chemicals-Diversified - 0.5%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	266,800
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,446,150
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	841,650
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	1,000,000	1,180,124
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		915,000	807,487

			4,542,211

Chemicals-Specialty - 0.1%

Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*#		1,243,000	1,193,280

Computers-Memory Devices - 0.2%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		2,050,000	1,891,113

Containers-Paper/Plastic - 0.2%

Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*		1,300,000	1,303,250

Diamonds/Precious Stones - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	480,350

Diversified Banking Institutions - 1.3%

Banco Santander SA Senior Notes 3.85% due 04/12/2023		200,000	192,712
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		271,000	262,171

Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*		276,000	272,542
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	198,047
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		372,000	362,136
Lloyds Banking Group PLC Sub. Notes 1.75% due 09/07/2028	EUR	800,000	832,411
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.76% due 07/26/2023		560,000	559,009
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025		88,000	87,054
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		1,499,000	1,484,815
Natwest Markets PLC Senior Notes 0.63% due 03/02/2022	EUR	500,000	550,036
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	675,000	720,770
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	650,000	745,310
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	190,541
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030		283,000	270,332
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	1,200,000	1,438,279
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		828,000	803,564
UniCredit SpA Sub. Notes 4.38% due 01/03/2027	EUR	800,000	881,046
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		606,000	513,206
Woori Bank Sub. Notes 5.13% due 08/06/2028		550,000	550,497

			10,914,478

Diversified Financial Services - 0.0%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020		378,000	359,479

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		783,000	772,927
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	725,000	949,328

			1,722,255

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023#	EUR	1,075,000	1,287,161

Diversified Operations - 0.1%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		720,000	640,800

Electric-Distribution - 0.4%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		3,000,000	2,912,207
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	301,896

			3,214,103

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	700,000	770,032
Electricite de France SA Senior Notes 4.88% due 09/21/2038*		490,000	443,242
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		21,000	20,372

			1,233,646

Electric-Integrated - 0.6%

Capex SA Senior Notes 6.88% due 05/15/2024		900,000	752,715
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	1,175,000	1,349,914
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		207,000	194,145
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		389,000	335,024

Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*		200,000	184,356
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	700,000	801,143
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	1,000,000	1,126,888

			4,744,185

Finance-Commercial - 0.1%

Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		520,000	466,528

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023		128,000	126,268

Food-Meat Products - 0.2%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		2,059,000	2,022,968

Food-Misc./Diversified - 0.0%

Yasar Holding AS Company Guar. Notes 8.88% due 05/06/2020		440,000	266,363

Gambling (Non-Hotel) - 0.3%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		1,200,000	1,224,360
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*		1,540,000	1,534,995

			2,759,355

Gas-Transportation - 0.1%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		690,000	658,088

Gold Mining - 0.0%

Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027		200,000	172,500

Insurance-Life/Health - 0.0%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		294,000	267,735

Insurance-Multi-line - 0.0%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		231,000	234,791

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		83,000	83,005

Internet Application Software - 0.1%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*		1,250,000	1,154,385

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		305,000	280,285
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		222,000	222,000

			502,285

Machinery-Pumps - 0.0%

Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028		165,000	159,727

Medical-Drugs - 0.6%

Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		2,636,000	2,566,805
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	500,000	555,141
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	900,000	1,068,938
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		244,000	228,313
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*		572,000	576,821

			4,996,018

Metal-Copper - 0.3%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	637,094
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		814,000	752,950
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		1,238,000	1,239,547

			2,629,591

Metal-Diversified - 0.3%

Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	300,000	411,137
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	865,000	941,324

Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		930,000	793,762

			2,146,223

Non-Ferrous Metals - 0.4%

Codelco, Inc. Senior Notes 3.00% due 07/17/2022		750,000	724,160
Codelco, Inc. Senior Notes 4.50% due 09/16/2025		3,000,000	2,978,481

			3,702,641

Oil & Gas Drilling - 0.6%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#		939,000	821,625
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		1,007,000	939,028
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		1,400,000	1,312,500
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		1,650,000	1,660,560

			4,733,713

Oil Companies-Exploration & Production - 0.7%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		194,000	224,930
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		950,000	821,764
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,164,000	2,207,280
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		1,240,000	840,675
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020		2,000,000	1,970,463

			6,065,112

Oil Companies-Integrated - 1.5%

BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	1,200,000	1,503,572
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		257,000	253,589
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		232,000	206,836

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	602,986
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		470,000	441,400
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		1,000,000	968,000
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029*		111,000	101,987
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		3,000,000	2,623,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		4,383,000	3,626,932
Petronas Capital, Ltd. Company Guar. Notes 7.88% due 05/22/2022		1,200,000	1,359,620
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034		141,000	155,417
YPF SA Senior Notes 6.95% due 07/21/2027		450,000	381,375

			12,225,214

Oil-Field Services - 0.2%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		1,793,000	1,470,260

Paper & Related Products - 0.3%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		535,000	529,650
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	846,300
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027		1,100,000	1,100,275

			2,476,225

Printing-Commercial - 0.2%

Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*		1,640,000	1,594,900

Retail-Major Department Stores - 0.1%

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		1,300,000	1,166,750

Satellite Telecom - 0.8%

Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#		1,570,000	1,530,750

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		2,830,000	2,497,475
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*		1,210,000	1,198,021
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		1,457,000	1,555,348

			6,781,594

Security Services - 0.1%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		1,275,000	1,163,438

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)(8)		560,000	0

SupraNational Banks - 0.0%

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		332,000	334,629

Telephone-Integrated - 0.4%

British Telecommunications PLC Senior Notes 5.13% due 12/04/2028		253,000	252,334
Orange SA Senior Notes 1.38% due 03/20/2028	EUR	400,000	445,260
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038#		696,000	682,080
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	1,000,000	1,199,193
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	496,535

			3,075,402

Transport-Equipment & Leasing - 0.2%

Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,275,000	1,270,219

Transport-Marine - 0.4%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		3,300,000	3,069,000
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	441,750

			3,510,750

Transport-Rail - 0.5%

Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		173,000	170,499
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		172,000	194,279
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		3,400,000	3,489,665

			3,854,443

Transport-Services - 0.1%

Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		870,000	896,970

Total Foreign Corporate Bonds & Notes
(cost $146,018,133)			136,722,384

FOREIGN GOVERNMENT OBLIGATIONS - 13.5%
Banks-Special Purpose - 0.1%

Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	936,021

Sovereign - 13.4%

Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		4,400,000	4,096,875
Dominican Republic Senior Bonds 6.85% due 01/27/2045		3,600,000	3,447,000
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	414,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		3,500,000	3,554,250
Government of Egypt Senior Notes 8.50% due 01/31/2047		1,250,000	1,138,837
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		2,150,000	1,734,534
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*#		900,000	825,052
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		900,000	825,052
Lebanese Republic Senior Notes 6.38% due 03/09/2020		1,000,000	945,272
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		2,850,000	2,812,950
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024#		3,000,000	3,025,530

Republic of Argentina Senior Notes 5.88% due 01/11/2028	725,000	542,670
Republic of Argentina Senior Notes 6.88% due 01/26/2027	1,500,000	1,208,265
Republic of Argentina Senior Notes 8.28% due 12/31/2033	4,766,929	4,035,253
Republic of Colombia Senior Notes 4.38% due 07/12/2021	500,000	505,750
Republic of Colombia Senior Notes 4.50% due 03/15/2029	2,400,000	2,347,224
Republic of Colombia Senior Notes 8.13% due 05/21/2024	3,300,000	3,851,100
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023	3,400,000	3,034,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021	3,650,000	3,814,250
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	1,700,000	1,581,510
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,045,000	978,206
Republic of Honduras Senior Notes 6.25% due 01/19/2027	2,800,000	2,716,700
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	1,900,000	1,999,864
Republic of Indonesia Senior Notes 3.70% due 01/08/2022	1,500,000	1,478,121
Republic of Indonesia Senior Notes 4.35% due 01/08/2027	2,900,000	2,815,140
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024	600,000	632,946
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	3,300,000	2,759,381
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,300,000	1,087,029
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*	1,300,000	1,136,356
Republic of Nigeria Senior Notes 7.63% due 11/28/2047	1,650,000	1,391,775
Republic of Nigeria Senior Notes 8.75% due 01/21/2031*	1,660,000	1,608,125
Republic of Panama Senior Notes 3.75% due 03/16/2025	1,550,000	1,522,100
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,500,000	1,496,250
Republic of Poland Senior Notes 5.13% due 04/21/2021	1,800,000	1,869,750
Republic of Senegal Bonds 6.25% due 05/23/2033	2,200,000	1,852,752
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	1,700,000	1,400,375
Republic of South Africa Senior Notes 5.65% due 09/27/2047	3,250,000	2,779,855
Republic of South Africa Senior Notes 5.88% due 09/16/2025	2,000,000	1,988,680
Republic of South Africa Senior Notes 6.25% due 03/08/2041	2,000,000	1,877,740
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*	2,900,000	2,595,540
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*	550,000	489,508
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	2,800,000	2,492,042
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	700,000	627,324
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025	450,000	403,280
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	2,000,000	2,023,332
Republic of Turkey Senior Notes 6.88% due 03/17/2036	1,570,000	1,378,322

Republic of Turkey Senior Notes 7.00% due 06/05/2020		2,000,000	2,013,900
Russian Federation Senior Notes 4.75% due 05/27/2026		4,800,000	4,672,464
State of Qatar Senior Notes 3.25% due 06/02/2026		3,300,000	3,136,135
State of Qatar Senior Notes 4.50% due 01/20/2022		1,300,000	1,328,498
State of Qatar Senior Notes 4.50% due 04/23/2028		3,000,000	3,058,500
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		3,050,000	2,745,610
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		4,700,000	4,100,750
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	1,000,000	1,299,894
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	250,000	409,568
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,185,000	2,075,854
United Mexican States Senior Bonds 4.75% due 03/08/2044		210,000	184,800

			112,166,340

Total Foreign Government Obligations
(cost $120,950,006)			113,102,361

U.S. GOVERNMENT AGENCIES - 18.3%
Federal Home Loan Mtg. Corp. - 4.8%

2.50% due 01/01/2028		200,212	195,509
2.50% due 04/01/2028		436,413	426,163
2.50% due 03/01/2031		280,051	269,931
2.50% due 10/01/2032		3,785,194	3,648,016
2.50% due 11/01/2032		1,735,316	1,672,460
3.00% due 04/01/2043		438,501	421,382
3.00% due 11/01/2046		10,272,450	9,808,674
3.50% due 03/01/2042		297,690	294,530
3.50% due 04/01/2042		555,475	549,579
3.50% due 08/01/2042		484,158	479,020
3.50% due 09/01/2043		46,358	45,856
3.50% due 07/01/2045		4,985,531	4,909,426
3.50% due 11/01/2047		2,299,735	2,256,387
3.50% due 03/01/2048		12,673,873	12,458,612
4.00% due 01/01/2046		326,888	330,442
4.00% due 01/01/2047		77,644	78,690
4.50% due 02/01/2020		1,532	1,560
4.50% due 08/01/2020		1,532	1,561
4.50% due 03/01/2023		16,727	17,039
5.00% due 05/01/2034		58,133	61,688
5.00% due 11/01/2043		47,646	50,537
5.50% due 06/01/2022		13,938	14,267
5.50% due 07/01/2035		17,190	18,575
6.00% due 03/01/2040		46,894	51,488
6.50% due 02/01/2036		9,033	10,025
Federal Home Loan Mtg. Corp. FRS
3.99% (6 ML+1.49%) due 02/01/2037		17,745	18,248
4.22% (12 ML+1.89%) due 11/01/2037		142,085	149,654
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.49% (6.80%-1 ML) due 09/15/2039(2)(4)(10)		152,296	16,042
Federal Home Loan Mtg. Corp., REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)		497,554	487,757
Series 4800, Class KG 3.50% due 11/15/2045(2)		200,000	194,495
Series 3820, Class DA 4.00% due 11/15/2035(2)		960,706	967,132

			39,904,745

Federal National Mtg. Assoc. - 11.8%

2.50% due 12/01/2026		667,619	651,180
2.50% due 08/01/2031		3,366,590	3,248,287
2.50% due 02/01/2032		1,256,078	1,211,939
3.00% due 10/01/2027		240,283	238,953
3.00% due 12/01/2027		227,382	225,141
3.00% due 03/01/2030		2,713,886	2,687,173
3.00% due 10/01/2030		347,968	344,540
3.00% due 12/01/2042		151,952	146,257
3.00% due 08/01/2046		10,258,266	9,798,532
3.00% due 01/01/2047		4,624,472	4,413,873
3.00% due 04/01/2047		4,358,448	4,159,881
3.50% due 09/01/2026		183,617	184,235
3.50% due 08/01/2027		48,138	48,300
3.50% due 10/01/2028		203,222	204,627
3.50% due 03/01/2033		1,864,424	1,870,700
3.50% due 08/01/2033		4,017,604	4,031,128
3.50% due 08/01/2042		258,378	251,856
3.50% due 10/01/2045		497,994	490,376
3.50% due 11/01/2045		405,318	398,866
3.50% due 07/01/2046		5,184,555	5,105,245
3.50% due 01/01/2047		849,679	835,271
3.50% due 12/01/2047		14,611,745	14,357,394
3.50% due 04/01/2048		4,021,342	3,949,793
4.00% due 11/01/2025		98,417	100,365
4.00% due 12/01/2040		32,899	33,328
4.00% due 01/01/2043		2,028,984	2,055,884
4.00% due 10/01/2043		539,945	546,306
4.00% due 10/01/2044		270,188	272,339
4.00% due 02/01/2045		3,005,821	3,045,694
4.00% due 06/01/2046		642,745	646,974

4.00% due 01/01/2047	25,420	25,580
4.00% due 05/01/2047	648,879	652,890
4.00% due 07/01/2047	5,264,984	5,297,260
4.00% due 08/01/2047	7,969,245	8,017,687
4.00% due 06/01/2048	4,165,473	4,200,006
4.50% due 06/01/2019	1,214	1,234
4.50% due 03/01/2042	257,358	267,228
4.50% due 08/01/2045	4,095,882	4,273,633
4.50% due 11/01/2047	2,539,618	2,613,438
5.00% due 01/01/2023	28,628	29,709
5.00% due 04/01/2023	25,030	25,999
5.00% due 03/01/2037	7,060	7,385
5.00% due 05/01/2040	188,272	199,647
5.00% due 06/01/2040	58,318	61,790
5.00% due 07/01/2040	20,366	21,596
5.00% due 02/01/2045	551,647	584,996
5.50% due 08/01/2037	223,862	240,707
5.50% due 06/01/2038	28,473	30,622
6.00% due 02/01/2032	3,127	3,366
6.00% due 10/01/2034	120	130
6.00% due 09/01/2038	55,507	60,690
6.00% due 11/01/2038	16,282	17,812
6.00% due 06/01/2040	13,504	14,769
6.50% due 11/01/2037	40,935	45,980
Federal National Mtg. Assoc. FRS 4.00% (12 ML+1.66%) due 07/01/2039	102,620	107,158
4.01% (12 ML+1.57%) due 05/01/2037	27,666	28,835
4.04% (6 ML+1.54%) due 09/01/2035	112,285	116,000
4.04% (12 ML+1.76%) due 05/01/2040	130,078	135,715
4.20% (1 Yr USTYCR+2.19%) due 10/01/2035	122,969	129,520
4.25% (1 Yr USTYCR+2.26%) due 11/01/2036	56,288	59,414
4.45% (12 ML+1.91%) due 08/01/2035	85,291	89,799
4.57% (12 ML+1.82%) due 10/01/2040	31,433	32,850
4.67% (12 ML+1.83%) due 10/01/2040	73,961	77,362
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,179,069	1,124,220
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	2,132,475	2,089,828
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,847,560	2,730,671

		98,969,963

Government National Mtg. Assoc. - 1.7%

3.00% due 03/20/2046	398,160	384,376
3.50% due 03/20/2047	452,931	448,020
4.00% due 05/20/2048	4,768,312	4,829,991
4.50% due 10/20/2045	4,447,917	4,649,723
4.50% due 04/20/2047	3,493,853	3,622,601

		13,934,711

Total U.S. Government Agencies
(cost $156,354,072)		152,809,419

U.S. GOVERNMENT TREASURIES - 5.4%
United States Treasury Bonds - 1.0%

2.88% due 05/15/2028	168,000	166,090
2.88% due 08/15/2028	17,000	16,797
3.00% due 02/15/2048	1,300,000	1,222,762
3.13% due 05/15/2048	2,180,200	2,101,594

		3,507,243

United States Treasury Notes - 4.4%

1.38% due 08/31/2020	282,000	275,071
1.63% due 08/31/2019	1,000,000	992,227
2.25% due 02/29/2020	620,000	615,907
2.25% due 11/15/2027	10,000,000	9,411,328
2.38% due 04/30/2020	1,000,000	994,023
2.50% due 05/31/2020	13,000,000	12,940,586
2.88% due 10/31/2020	12,000,000	12,009,844

		37,238,986

Total U.S. Government Treasuries
(cost $41,124,221)		40,746,229

LOANS (11)(12)(13) - 5.6%
Aerospace/Defense-Equipment - 0.1%

TransDigm, Inc. FRS BTL-F 4.84% (1 ML+2.50%) due 06/09/2023	226,200	216,347

TransDigm, Inc. FRS BTL-F coupon TBD due 06/09/2023	208,800	208,539

		424,886

Auto Repair Centers - 0.1%

Mavis Tire Express Services Corp. FRS 1st Lien 5.56% (1 ML+3.25%) due 03/20/2025	379,033	373,821
Mavis Tire Express Services Corp. FRS Delayed Draw 5.56% (1 ML+3.25%) due 03/20/2025(16)	53,864	53,123
Mavis Tire Express Services Corp. FRS Delayed Draw 5.56% (1 ML+3.25%) due 03/20/2025	7,103	7,006

		433,950

Auto-Heavy Duty Trucks - 0.0%

Navistar Financial Corp. FRS BTL-B 6.13% (1 ML+3.75%) due 08/03/2025	232,737	231,137

Broadcast Services/Program - 0.1%

Univision Communications, Inc. FRS BTL 5.09% (1 ML+2.75%) due 03/15/2024	840,406	781,578

Building & Construction Products-Misc. - 0.1%

Forterra Finance LLC FRS BTL 5.34% (1 ML+3.00%) due 10/25/2023	908,051	829,050

Building & Construction-Misc. - 0.1%

ATS Consolidated, Inc. FRS BTL-B 6.09% (1 ML+3.75%) due 02/28/2025	905,155	904,872

Building Products-Air & Heating - 0.1%

Thermasys Corp. FRS BTL 8.25% (USFRBPLR+3.00%) due 05/03/2019	839,007	679,596

Building Products-Doors & Windows - 0.1%

CHI Doors Holding Corp. FRS BTL 5.59% (1 ML+3.25%) due 07/29/2022	838,534	830,149

Building-Maintenance & Services - 0.1%

Allied Universal Holdco LLC FRS 6.64% (2 ML+4.25%) due 07/28/2022	430,000	424,625

Cable/Satellite TV - 0.3%

Altice France SA FRS BTL-B13 6.31% (1 ML + 4.00%) due 08/14/2026	445,000	423,195
Cogeco Communications USA II LP FRS BTL-B 4.72% (1 ML+2.38%) due 01/03/2025	218,900	214,932
CSC Holdings LLC FRS BTL-B 4.81% (1 ML+2.50%) due 01/25/2026	840,775	827,638
Ziggo Secured Finance FRS BTL-E 4.81% (1 ML+2.50%) due 04/15/2025	845,000	824,403

		2,290,168

Casino Services - 0.0%

Stars Group Holdings BV FRS BTL 5.89% (3 ML + 3.50%) due 07/10/2025	146,275	145,658

Cellular Telecom - 0.1%

Sprint Communications, Inc. FRS BTL-B coupon TBD due 02/02/2024	370,477	364,765

Chemicals-Diversified - 0.0%

Schenectady International Group, Inc. FRS 1st Lien 7.19% (3 ML+4.75%) due 10/15/2025	122,536	120,851

Chemicals-Specialty - 0.0%

LTI Holdings, Inc. FRS BTL 5.84% (1 ML+3.50%) due 09/06/2025	93,505	89,998
LTI Holdings, Inc. FRS BTL 9.09% (1 ML+6.75%) due 09/06/2026	16,595	16,326
Starfruit Finco B V FRS BTL-B 5.55% (1 ML+3.25%) due 10/01/2025	181,588	178,921

		285,245

Commercial Services - 0.0%

Atlantic Aviation FBO, Inc. FRS BTL-B coupon TBD due 11/29/2025	82,676	81,850

Commercial Services-Finance - 0.1%

Financial Risk US Holdings, Inc. FRS BTL 6.09% (1 ML+3.75%) due 10/01/2025	187,159	182,090
MoneyGram International, Inc. FRS BTL-B 5.59% (1 ML+3.25%) due 03/27/2020	838,197	704,086
Verscend Holding Corp. FRS BTL 6.84% (1 ML + 4.50%) due 08/27/2025	86,919	86,348

		972,524

Computer Services - 0.1%

Alion Science & Tech Corp. FRS BTL 6.84% (1 ML+4.50%) due 08/19/2021	460,658	460,466

Computer Software - 0.1%

Rackspace Hosting, Inc. FRS BTL-B 5.42% (2 ML+3.00%) due 11/03/2023	2,123	1,958

Rackspace Hosting, Inc. FRS BTL-B 5.58% (3 ML+3.00%) due 11/03/2023	836,508	771,260
Vertafore, Inc. FRS BTL 9.59% (1 ML+7.25%) due 07/02/2026	106,071	104,745

		877,963

Computers-Integrated Systems - 0.0%

Verifone Systems, Inc. FRS BTL 6.64% (3 ML+4.00%) due 08/20/2025	216,649	214,573

Consulting Services - 0.0%

AlixPartners LLP FRS BTL-B 5.09% (1 ML+2.75%) due 04/04/2024	220,000	217,571
Stiphout Finance LLC FRS BTL 5.34% (1 ML+3.00%) due 10/26/2022	78,349	79,035

		296,606

Dialysis Centers - 0.0%

U.S. Renal Care, Inc. FRS BTL 6.64% (3 ML+4.25%) due 12/30/2022	206,628	203,322

Disposable Medical Products - 0.1%

Sterigenics-Nordion Holdings LLC FRS BTL-B coupon TBD due 05/15/2022	430,000	424,491

Diversified Minerals - 0.0%

Unimin Corp. FRS BTL 6.14% (3 ML+3.75%) due 06/01/2025	418,950	333,065

E-Commerce/Services - 0.1%

RentPath LLC FRS 2nd Lien 11.35% (1 ML+9.00%) due 12/17/2022	2,178,597	1,154,656

Electronic Components-Misc. - 0.1%

AI Ladder Luxembourg Subco SARL FRS BTL 7.02% (3 ML+4.50%) due 07/09/2025	464,322	459,679

Energy-Alternate Sources - 0.0%

Natagasoline, Inc. FRS BTL-B 6.25% (3 ML+3.50%) due 10/31/2025	69,178	68,919

Enterprise Software/Service - 0.1%

Banff Merger Sub, Inc. FRS BTL 6.65% (3 ML+4.25%) due 10/02/2025	268,288	264,874
Focus Financial Partners LLC FRS BTL 5.59% (1 ML+3.25%) due 08/05/2022	838,645	835,150

		1,100,024

Finance-Commercial - 0.0%

Pi US Mergerco, Inc. FRS 1st Lien 5.84% (1 ML + 3.50%) due 12/20/2024	214,088	209,717

Finance-Investment Banker/Broker - 0.0%

Advisor Group, Inc. FRS BTL 6.05% (1 ML+3.75%) due 08/15/2025	67,587	67,333
Deerfield Holdings Corp. Acquisition FRS BTL 5.59% (1 ML+3.25%) due 02/13/2025	284,700	281,213

		348,546

Footwear & Related Apparel - 0.1%

Calceus Acquisition, Inc. FRS BTL 6.35% (1 ML+4.00%) due 02/01/2020	808,160	794,691

Health Care Providers & Services - 0.0%

Universal Hospital Services, Inc. FRS BTL-B coupon TBD due 10/18/2025	68,608	68,265

Hotels/Motels - 0.0%

Marriott Ownership Resorts, Inc. FRS BTL-B 4.59% (1 ML+2.25%) due 08/29/2025	42,130	41,937

Human Resources - 0.1%

Team Health Holdings, Inc. FRS BTL-B coupon TBD due 02/06/2024	1,275,000	1,184,156

Industrial Gases - 0.0%

Messer Industries USA, Inc. FRS BTL-B coupon TBD due 10/01/2025	81,459	80,238

Insurance Brokers - 0.1%

HUB International, Ltd. FRS BTL-B1 5.36% (3 ML+3.00%) due 04/25/2025	583	573
HUB International, Ltd. FRS BTL-B1 5.49% (3 ML+3.00%) due 04/25/2025	232,127	227,936
USI, Inc. FRS BTL-B 5.39% (3 ML+3.00%) due 05/16/2024	838,647	817,051

		1,045,560

Insurance-Multi-line - 0.1%

York Risk Services Holdings Corp. FRS BTL 6.09% (1 ML+3.75%) due 10/01/2021	838,450	803,864

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 5.34% (1 ML+3.00%) due 11/03/2023	814,090	805,338
Asurion LLC FRS 2nd Lien 8.84% (1 ML+6.50%) due 08/04/2025	16,737	17,051
Sedgwick Claims Management, Inc. FRS BTL-B coupon TBD due 12/31/2025	324,536	320,479

		1,142,868

Internet Financial Services - 0.1%

I-Logic Technologies Bidco, Ltd. FRS BTL 5.64% (2 ML+3.25%) due 12/21/2024	361,437	352,853
ION Trading Finance, Ltd. FRS BTL 6.39% (3 ML+4.00%) due 11/21/2024	706,315	695,720

		1,048,573

Leisure Products - 0.1%

Hayward Industries, Inc. FRS BTL-B 5.84% (1 ML+3.50%) due 08/05/2024	958,381	945,603

Machinery-Electrical - 0.0%

Brookfield Wec Holdings, Inc. FRS BTL 6.09% (1 ML+3.75%) due 08/01/2025	13,991	13,927

Machinery-General Industrial - 0.1%

Duravant LLC FRS BTL 5.64% (3 ML+3.25%) due 07/19/2024	838,663	817,696
Shape Technologies Group, Inc. FRS BTL 5.30% (1 ML+3.00%) due 04/20/2025	224,970	221,314

		1,039,010

Machinery-Pumps - 0.2%

STS Operating, Inc. FRS 1st Lien 6.59% (1 ML+4.25%) due 12/11/2024	466,004	462,509
Titan Acquisition, Ltd. FRS BTL-B 5.34% (1 ML + 3.00%) due 03/28/2025	840,775	786,650

		1,249,159

Marine Services - 0.1%

Drew Marine Group, Inc. FRS BTL 5.59% (1 ML+3.25%) due 11/19/2020	604,222	601,200

Medical Labs & Testing Services - 0.0%

Enterprise Merger Sub, Inc. FRS BTL 6.09% (1 ML+3.75%) due 10/10/2025	283,432	271,563

Medical Products - 0.1%

Auris Luxembourg III SARL FRS BTL-B coupon TBD due 07/20/2025	51,251	51,038
Greatbatch, Ltd. FRS BTL-B 5.32% (1 ML+3.00%) due 10/27/2022	643,491	641,346

		692,384

Medical-Drugs - 0.2%

Akorn, Inc. FRS BTL 7.88% (1 ML+5.50%) due 04/16/2021	845,000	709,096
Alphabet Holding Co., Inc. FRS BTL 5.84% (1 ML+3.50%) due 09/26/2024	448,866	421,093

Valeant Pharmaceuticals International, Inc. FRS BTL 5.31% (1 ML+3.00%) due 06/02/2025	56,102	55,205
Valeant Pharmaceuticals International, Inc. FRS BTL coupon TBD due 06/02/2025	251,004	248,494

		1,433,888

Medical-Generic Drugs - 0.1%

Alvogen Pharma US, Inc. FRS 1st Lien 7.09% (1 ML+4.75%) due 04/02/2022	817,887	804,085

Medical-HMO - 0.1%

MultiPlan, Inc. FRS BTL-B 5.14% (3 ML+2.75%) due 06/07/2023	777,234	761,689

Medical-Nursing Homes - 0.1%

Kindred Healthcare LLC FRS BTL-B 7.38% (1 ML+5.00%) due 07/02/2025	1,163,748	1,143,382

Metal Processors & Fabrication - 0.3%

CIRCOR International, Inc. FRS 1st Lien 5.82% (1 ML+3.50%) due 12/11/2024	838,663	824,510
Crosby US Acquisition Corp. FRS 1st Lien 5.31% (1 ML+3.00%) due 11/23/2020	838,398	820,932
Doncasters Group, Ltd. FRS BTL 5.89% (3 ML+3.50%) due 04/09/2020	608,379	550,583

		2,196,025

Oil & Gas Drilling - 0.1%

Seadrill Operating LP FRS BTL-B coupon TBD due 02/21/2021	500,000	426,607

Oil Companies-Exploration & Production - 0.1%

Osum Production Corp. FRS BTL 7.89% (3 ML+5.50%) due 07/28/2020(5)	977,364	879,628

Pipelines - 0.1%

Medallion Midland Acquisition LLC FRS 1st Lien 5.59% (1 ML+3.25%) due 10/30/2024	838,663	808,960
Moda Ingleside Energy Center LLC FRS BTL 5.59% (1 ML+3.25%) due 09/29/2025	28,739	28,739

		837,699

Quarrying - 0.0%

US Silica Co. FRS BTL-B 6.38% (1 ML+4.00%) due 05/01/2025	187,891	166,127

Real Estate Management/Services - 0.0%

DTZ U. S. Borrower LLC FRS BTL 5.59% (1 ML+3.25%) due 08/21/2025	258,435	254,074

Resort/Theme Parks - 0.1%

SW Acquisitions Co., Inc. FRS BTL 5.34% (1 ML+3.00%) due 03/31/2024	838,615	827,922

Retail-Hypermarkets - 0.1%

Smart & Final Stores LLC FRS BTL 5.84% (1 ML+3.50%) due 11/15/2022	845,000	802,222

Retail-Major Department Stores - 0.0%

Hudson’s Bay Co. FRS BTL-B 5.59% (1 ML+3.25%) due 09/30/2022	130,007	126,757

Retail-Petroleum Products - 0.1%

EG Dutch Finance Co. FRS BTL 6.39% (3 ML+4.00%) due 02/07/2025	840,775	831,316

Retail-Sporting Goods - 0.1%

Bass Pro Group LLC FRS BTL-B 7.34% (1 ML+5.00%) due 09/25/2024	838,647	826,067

Retail-Vitamins & Nutrition Supplements - 0.2%

JP Intermediate II LLC FRS BTL 8.15% (3ML+5.50%) due 10/17/2025	1,314,058	1,294,348

Security Services - 0.1%

Prime Security Services Borrower LLC FRS BTL-B1 coupon TBD due 05/02/2022	421,965	416,916

Soap & Cleaning Preparation - 0.1%

Diamond BC BV FRS BTL 5.39% (2 ML+3.00%) due 09/06/2024		2,113	2,049
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024		836,550	811,454

			813,503

Steel-Producers - 0.1%

Helix Acquisition Holdings, Inc. FRS 1st Lien 5.89% (3 ML+3.50%) due 09/29/2024		893,152	883,104

Telecom Services - 0.1%

GTT Communications, Inc. FRS BTL 5.09% (1 ML+2.75%) due 05/31/2025		423,938	409,541
West Corp. FRS BTL-B1 5.84% (1 ML+3.50%) due 10/10/2024		996	969
West Corp. FRS BTL-B1 6.03% (3 ML+3.50%) due 10/10/2024		396,592	385,970

			796,480

Telephone-Integrated - 0.1%

CenturyLink, Inc. FRS BTL-B 5.09% (1 ML+2.75%) due 01/31/2025		838,663	814,201

Theaters - 0.1%

Cineworld, Ltd. FRS BTL-B 4.84% (1 ML+2.50%) due 02/28/2025		840,775	824,260

Transport-Equipment & Leasing - 0.1%

IBC Capital, Ltd. FRS BTL-B1 6.09% (3 ML+3.75%) due 09/11/2023		429,667	425,370
IBC Capital, Ltd. FRS BTL-B1 9.34% (3 ML+7.00%) due 09/11/2024		60,359	60,359

			485,729

Transport-Truck - 0.1%

Pods LLC FRS BTL-B4 5.07% (1 ML+2.75%) due 12/06/2024		838,648	822,923

Total Loans
(cost $48,832,099)			46,444,881

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(5)(6)(14) (cost $3)		316	263,313

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		7,075	149,566

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 7.88%		2,642	17,041

Telecom Services - 0.1%

Qwest Corp. 6.13%		8,475	166,957

Total Preferred Securities
(cost $429,543)			333,564

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.5%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV 3.75% due 03/24/2021(15)	EUR	700,000	804,215

Banks-Commercial - 0.1%

Cooperatieve Rabobank UA 11.00% due 06/30/2019*(15)	$	461,000	479,440

Banks-Super Regional - 0.0%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(15)		149,000	141,923
Banks-Super Regional (continued)

Wells Fargo Capital X 5.95% due 12/01/2086		134,000	139,360

			281,283

Diversified Banking Institutions - 0.3%

Bank of Nova Scotia 4.65% due 10/12/2022(15)		440,000	399,872
HSBC Holdings PLC 6.00% due 05/22/2027(15)		349,000	317,590
HSBC Holdings PLC 6.25% due 03/23/2023(15)		470,000	443,398
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(15)		7,000	6,226
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)		487,000	494,914
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(15)		245,000	241,325
Societe Generale SA 7.88% due 12/18/2023*#(15)		551,000	546,867

			2,450,192

Electric-Generation - 0.2%

Electricite de France SA 4.25% due 01/29/2020(15)	EUR	700,000	816,577
Engie SA 4.63% due 01/10/2019(15)	GBP	600,000	765,007

			1,581,584

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054		139,000	139,876
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(15)	EUR	400,000	440,423

			580,299

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)(6)		101,000	10

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		331,000	322,725

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		667,000	713,690

Insurance-Life/Health - 0.2%

Aviva PLC 6.13% due 07/05/2043	EUR	735,000	926,059
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		575,000	544,120
Prudential Financial, Inc. 4.50% due 09/15/2047#		149,000	131,865
Prudential Financial, Inc. 5.63% due 06/15/2043		671,000	673,516

			2,275,560

Insurance-Multi-line - 0.0%

Assurant, Inc. 7.00% due 03/27/2048		342,000	330,030

Pipelines - 0.1%

Energy Transfer Partners LP 6.25% due 02/15/2023(15)		152,000	133,760
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)		149,000	119,267
Enterprise Products Operating LLC 5.25% due 08/16/2077		110,000	93,567
TransCanada Trust Company Guar. Notes 5.30% due 03/15/2077		192,000	170,112
TransCanada Trust 5.63% due 05/20/2075		139,000	129,339

			646,045

Telephone-Integrated - 0.1%

Orange SA 5.25% due 02/07/2024(15)	EUR	425,000	523,868

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053		441,000	438,795

Water - 0.1%

Suez 3.00% due 06/23/2020(15)	EUR	1,000,000	1,148,402

Total Preferred Securities/Capital Securities
(cost $13,177,844)			12,576,138

Total Long-Term Investment Securities
(cost $826,270,998)			784,098,266

SHORT-TERM INVESTMENT SECURITIES - 9.0%
Registered Investment Companies - 8.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(17)		45,973,820	45,973,820
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(9)(17)		25,376,105	25,376,105

			71,349,925

United States Treasury Bonds - 0.5%

2.18% due 01/24/2019		500,000	498,355
2.26% due 12/26/2018		4,000,000	3,994,192

			4,492,547

Total Short-Term Investment Securities
(cost $75,842,146)			75,842,472

TOTAL INVESTMENTS
(cost $897,620,923)		102.8%	859,940,738
Liabilities in excess of other assets		(2.8)	(23,153,494)

NET ASSETS		100.0%	$836,787,244

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $196,499,028 representing 23.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $268,205 representing 0.0% of net assets.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)

At November 30, 2018, the Fund had loaned securities with a total value of $38,565,847. This was secured by collateral of $25,376,105, which was received in cash and subsequently invested in short-term investments currently valued at $25,376,105 as reported in the Portfolio of Investments. Additional collateral of $14,205,969 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	03/21/2019	$130,084
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2019 to 02/15/2047	14,075,885

(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2018.

(11)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stock
ION Media Networks, Inc.	03/05/2014	316	$3	263,313	833.27	0.03%

(15)	Perpetual maturity - maturity date reflects the next call date.
(16)	All or a portion of this holding is subject to unfunded loan commitments (See Note 4).
(17)	The rate shown is the 7-day yield as of November 30, 2018.
(18)	Denominated in United States Dollars unless otherwise indicated.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR - Euro Currency

GBP - British Pound

Index Legend

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

USFRBPLR - US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	32,557,600	USD	37,739,036	01/17/2019	$720,760	$—
	EUR	7,390,000	USD	8,408,474	02/28/2019	—	(23,491)
	GBP	5,115,000	USD	6,704,582	01/17/2019	169,638	—
	USD	2,243,510	EUR	1,950,000	01/17/2019	—	(26,343)
	USD	1,481,517	GBP	1,152,000	01/17/2019	—	(9,717)

Net Unrealized Appreciation/(Depreciation)						$890,398	$(59,551)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$11,875,104	$—	$11,875,104
U.S. Corporate Bonds & Notes:
Airlines	—	863,397	47,679	911,076
Finance-Investment Banker/Broker	—	1,824,036	25	1,824,061
Gambling (Non-Hotel)	—	—	4,857	4,857
Rubber/Plastic Products	—	—	0	0
Other Industries	—	266,484,879	—	266,484,879
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	136,722,384	—	136,722,384
Foreign Government Obligations	—	113,102,361	—	113,102,361
U.S. Government Agencies	—	152,809,419	—	152,809,419
U.S. Government Treasuries	—	45,238,776	—	45,238,776
Loans:
Oil Companies-Exploration & Production	—	—	879,628	879,628
Other Industries	—	45,565,253	—	45,565,253
Common Stocks	—	—	263,313	263,313
Preferred Securities	333,564	—	—	333,564
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	12,576,128	—	12,576,128
Short-Term Investment Securities	71,349,925	—	—	71,349,925

Total Investments at Value	$71,683,489	$787,061,737	$1,195,512	$859,940,738

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$890,398	$—	$890,398

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$59,551	$—	$59,551

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2018 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2018, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of November 30, 2018, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2018, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$1,489	$1,489
Small Cap Value	45,440	—	45,440
Socially Responsible	93,765	—	93,765
Strategic Bond	—	890,398	890,398

	Liability Derivatives
	Equity Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$—	$—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	59,551	59,551

(1)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$(7,110)
Socially Responsible	(1,145,764)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$11,369,749	$1,250,107	$400,425	$88,946	$(715,913)	$11,592,464
VALIC Co. I Capital Conservation Fund	—	—	10,920,916	1,155,329	—	—	(124,177)	11,952,068
VALIC Co. I Dividend Value Fund	—	—	30,651,225	748,479	—	—	(466,401)	30,933,303
VALIC Co. I Emerging Economies Fund	—	—	16,083,395	—	3,632,121	(1,081,669)	274,655	11,644,260
VALIC Co. I Foreign Value Fund	—	—	29,258,337	3,796,990	5,457,470	(833,979)	(1,659,508)	25,104,370
VALIC Co. I Global Real Estate Fund	—	—	42,476,598	—	6,145,969	(389,965)	(785,891)	35,154,773
VALIC Co. I Government Securities Fund	—	—	—	5,621,879	—	—	44,442	5,666,321
VALIC Co. I Inflation Protected Fund	—	—	27,168,351	—	2,962,985	(16,994)	(415,562)	23,772,810
VALIC Co. I International Equities Index Fund	—	—	29,235,953	6,072,176	9,240,139	(802,225)	(1,474,848)	23,790,917
VALIC Co. I International Government Bond Fund	—	—	14,790,122	1,765,813	—	—	(220,447)	16,335,488
VALIC Co. I International Growth Fund	—	—	12,180,810	207,201	1,270,259	(12,328)	(1,153,826)	9,951,598
VALIC Co. I Large Cap Core Fund	—	—	6,400,013	2,765,199	—	—	(402,944)	8,762,268
VALIC Co. I Large Capital Growth Fund	—	—	3,070,439	7,150,664	—	—	(137,691)	10,083,412
VALIC Co. I Mid Cap Index Fund	—	—	23,358,328	7,664,954	4,505,116	225,198	(1,879,652)	24,863,712
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,038,114	—	—	—	(836,510)	9,201,604
VALIC Co. I Nasdaq-100® Index Fund	—	—	15,941,576	2,918,499	—	—	(1,399,790)	17,460,285
VALIC Co. I Science & Technology Fund	—	—	22,147,228	4,928,134	—	—	(2,757,346)	24,318,016
VALIC Co. I Small Cap Index Fund	—	—	7,771,408	—	7,140,001	444,131	(1,075,538)	—
VALIC Co. I Small Cap Special Values Fund	—	—	20,114,463	—	4,940,257	678,792	(2,763,764)	13,089,234
VALIC Co. I Stock Index Fund	—	—	51,100,555	5,631,930	3,510,009	51,956	(2,264,056)	51,010,376
VALIC Co. I Value Fund	—	—	12,120,568	1,657,204	925,360	383,261	(829,939)	12,405,734
VALIC Co. II Capital Appreciation Fund	—	—	22,388,386	—	317,458	217,444	(1,919,834)	20,368,538
VALIC Co. II Core Bond Fund	—	—	10,606,501	4,182,884	—	—	(152,001)	14,637,384
VALIC Co. II High Yield Bond Fund	—	—	16,835,780	4,567,629	375,066	516	(422,359)	20,606,500
VALIC Co. II International Opportunities Fund	—	—	20,935,917	792,894	2,145,242	321,620	(3,130,725)	16,774,464
VALIC Co. II Large Cap Value Fund	—	—	30,522,454	2,034,496	—	—	(1,316,370)	31,240,580
VALIC Co. II Mid Cap Growth Fund	—	—	10,058,488	—	—	—	(910,993)	9,147,495
VALIC Co. II Mid Cap Value Fund	—	—	24,113,525	—	4,287,303	(27,898)	(1,593,706)	18,204,618
VALIC Co. II Small Cap Growth Fund	—	—	12,585,346	98,740	2,860,308	788,554	(2,314,257)	8,298,075
VALIC Co. II Small Cap Value Fund	—	—	34,936,655	—	8,513,730	329,087	(3,972,964)	22,779,048
VALIC Co. II Strategic Bond Fund	—	—	29,613,913	1,276,712	581,648	(38,654)	(410,439)	29,859,884

	$—	$—	$608,795,113	$66,287,913	$69,210,866	$325,793	$(37,188,354)	$569,009,599

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$355,523	$1,343,674	$26,550	$314	$(76,799)	$1,596,162
VALIC Co. I Capital Conservation Fund	—	—	14,999,827	1,232,335	—	—	(170,929)	16,061,233
VALIC Co. I Dividend Value Fund	—	—	12,063,106	1,211,575	—	—	(184,264)	13,090,417
VALIC Co. I Emerging Economies Fund	—	—	3,858,220	—	1,978,275	(587,693)	369,926	1,662,178
VALIC Co. I Foreign Value Fund	—	—	12,351,492	—	5,897,570	(682,781)	(224,975)	5,546,166
VALIC Co. I Global Real Estate Fund	—	—	6,846,871	2,401,590	—	—	(140,590)	9,107,871
VALIC Co. I Government Securities Fund	—	—	—	8,025,039	—	—	63,439	8,088,478
VALIC Co. I Inflation Protected Fund	—	—	15,263,733	—	1,710,325	(9,528)	(233,237)	13,310,643
VALIC Co. I International Equities Index Fund	—	—	13,236,917	2,646,637	8,555,063	(1,345,559)	388,964	6,371,896
VALIC Co. I International Government Bond Fund	—	—	15,035,233	1,830,873	—	—	(231,828)	16,634,278
VALIC Co. I International Growth Fund	—	—	3,425,602	43,048	701,782	(44,582)	(284,094)	2,438,192
VALIC Co. I Large Cap Core Fund	—	—	2,912,942	—	420,058	43,856	(167,038)	2,369,702
VALIC Co. I Large Capital Growth Fund	—	—	862,699	1,003,050	191,599	(3,544)	(57,797)	1,612,809
VALIC Co. I Mid Cap Index Fund	—	—	7,392,919	6,859,395	6,561,113	(34,733)	(319,504)	7,336,964
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	893,003	802,144	—	—	(54,416)	1,640,731
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,176,313	798,622	—	—	(548,383)	6,426,552
VALIC Co. I Science & Technology Fund	—	—	7,061,333	1,894,027	13,253	62	(743,576)	8,198,593
VALIC Co. I Small Cap Index Fund	—	—	1,935,641	—	1,778,375	(2,383)	(154,883)	—
VALIC Co. I Small Cap Special Values Fund	—	—	9,715,985	—	2,530,162	68,723	(1,079,803)	6,174,743
VALIC Co. I Stock Index Fund	—	—	15,695,830	1,317,374	792,038	20,523	(695,869)	15,545,820
VALIC Co. I Value Fund	—	—	3,405,935	—	84,853	35,144	(158,808)	3,197,418
VALIC Co. II Capital Appreciation Fund	—	—	5,505,327	—	96,945	69,845	(488,356)	4,989,871
VALIC Co. II Core Bond Fund	—	—	23,123,524	15,090,079	685,408	(12,507)	(334,559)	37,181,129
VALIC Co. II High Yield Bond Fund	—	—	44,929,098	—	18,913,840	(602,123)	40,366	25,453,501
VALIC Co. II International Opportunities Fund	—	—	6,722,148	—	1,687,961	245,588	(1,139,321)	4,140,454
VALIC Co. II Large Cap Value Fund	—	—	8,575,886	1,366,639	—	—	(395,867)	9,546,658
VALIC Co. II Mid Cap Growth Fund	—	—	880,603	831,295	—	—	(52,428)	1,659,470
VALIC Co. II Mid Cap Value Fund	—	—	7,089,162	874,614	2,990,440	16,605	(388,012)	4,601,929
VALIC Co. II Small Cap Growth Fund	—	—	3,738,931	—	1,627,132	45,679	(535,635)	1,621,843
VALIC Co. II Small Cap Value Fund	—	—	10,879,821	—	2,935,924	(36,188)	(1,079,008)	6,828,701
VALIC Co. II Strategic Bond Fund	—	—	73,917,970	9,485,479	4,363,560	(396,669)	(787,291)	77,855,929

	$—	$—	$338,851,594	$59,057,489	$64,542,226	$(3,211,951)	$(9,864,575)	$320,290,331

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$17,529,694	$1,852,154	$691,150	$130,166	(1,096,029.00)	$17,724,835
VALIC Co. I Capital Conservation Fund	—	—	28,866,538	2,345,884	—	—	(328,973)	30,883,449
VALIC Co. I Dividend Value Fund	—	—	39,505,611	9,252,843	—	—	(607,523)	48,150,931
VALIC Co. I Emerging Economies Fund	—	—	12,758,533	—	4,997,303	(1,545,035)	811,689	7,027,884
VALIC Co. I Foreign Value Fund	—	—	37,671,537	—	14,383,475	(1,921,024)	(727,279)	20,639,759
VALIC Co. I Global Real Estate Fund	—	—	38,517,791	—	4,945,963	48,060	(1,109,250)	32,510,638
VALIC Co. I Government Securities Fund	—	—	—	13,572,321	—	—	107,291	13,679,612
VALIC Co. I Inflation Protected Fund	—	—	43,099,943	—	4,612,682	(28,554)	(658,144)	37,800,563
VALIC Co. I International Equities Index Fund	—	—	42,099,317	7,485,769	20,585,577	(1,432,643)	(1,615,047)	25,951,819
VALIC Co. I International Government Bond Fund	—	—	25,791,156	5,330,103	—	—	(420,817)	30,700,442
VALIC Co. I International Growth Fund	—	—	14,466,933	304,298	4,201,635	673,308	(2,067,569)	9,175,335
VALIC Co. I Large Cap Core Fund	—	—	9,048,778	586,027	—	—	(434,218)	9,200,587
VALIC Co. I Large Capital Growth Fund	—	—	3,895,884	10,197,996	—	—	(176,871)	13,917,009
VALIC Co. I Mid Cap Index Fund	—	—	35,954,768	11,275,373	12,559,259	497,045	(2,673,123)	32,494,804
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,996,154	—	—	—	(916,347)	10,079,807
VALIC Co. I Nasdaq-100® Index Fund	—	—	20,275,685	8,404,419	—	—	(1,936,593)	26,743,511
VALIC Co. I Science & Technology Fund	—	—	30,167,305	10,577,113	—	—	(3,926,455)	36,817,963
VALIC Co. I Small Cap Index Fund	—	—	7,400,536	—	6,799,261	388,065	(989,340)	—
VALIC Co. I Small Cap Special Values Fund	—	—	29,403,393	—	7,179,763	483,205	(3,481,189)	19,225,646
VALIC Co. I Stock Index Fund	—	—	61,363,473	19,021,043	—	—	(2,893,041)	77,491,475
VALIC Co. I Value Fund	—	—	14,423,156	3,737,136	—	—	(512,411)	17,647,881
VALIC Co. II Capital Appreciation Fund	—	—	26,863,489	—	242,546	168,390	(2,220,436)	24,568,897
VALIC Co. II Core Bond Fund	—	—	56,324,113	24,928,605	1,837,606	(69,317)	(731,215)	78,614,580
VALIC Co. II High Yield Bond Fund	—	—	43,007,529	—	6,373,184	277,546	(1,046,052)	35,865,839
VALIC Co. II International Opportunities Fund	—	—	26,109,153	—	5,572,733	910,117	(4,377,151)	17,069,386
VALIC Co. II Large Cap Value Fund	—	—	46,001,586	3,976,358	—	—	(2,001,400)	47,976,544
VALIC Co. II Mid Cap Growth Fund	—	—	11,142,378	—	—	—	(1,009,160)	10,133,218
VALIC Co. II Mid Cap Value Fund	—	—	30,856,167	—	8,644,479	(8,126)	(1,831,753)	20,371,809
VALIC Co. II Small Cap Growth Fund	—	—	15,825,486	—	6,011,790	1,695,321	(3,718,805)	7,790,212
VALIC Co. II Small Cap Value Fund	—	—	46,506,035	—	13,395,898	(770,204)	(3,927,043)	28,412,890
VALIC Co. II Strategic Bond Fund	—	—	138,878,160	10,332,029	21,818,632	(400,651)	(1,547,311)	125,443,595

	$—	$—	$964,750,281	$143,179,471	$144,852,936	$(904,331)	$(48,061,565)	$914,110,920

†	Includes reinvestment of distributions paid.

Note 4. Unfunded Loan Commitments

At November 30, 2018, the Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Services Corp.	Delayed Draw	03/20/2025	$53,864	$53,123

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	January 28, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2019